As filed with the Securities and Exchange Commission on or about April 29, 2014
 Registration No. 333-15881
Investment Company Act File No. 811-07917

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	[X]
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 54	[X]
Registration Statement Under The Investment Company Act Of 1940	[X]
Amendment No. 55	[X]

WILSHIRE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California  90401
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (310) 451-3051

(Name and Address of Agent for Service) Jason Schwarz c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b);
[X]	on May 1, 2014 pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on _______ pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2);
[ ]	on _______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Prospectus		May 1, 2014
W I L S H I R E
VARIABLE INSURANCE TRUST
Equity Fund (HORMX) Balanced Fund Income Fund Small Cap Fund International Equity Fund Socially Responsible Fund
Shares of Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies.
Wilshire Variable Insurance Trust 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

Equity Fund

Investment Objective

The Equity Fund (the “Fund”) seeks long-term capital growth. As a secondary objective, the Fund seeks conservation of principal and production of income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses**	0.69%
Total Annual Fund Operating Expenses	1.40%

*
The Fund’s shareholders indirectly bear, pro rata, the expenses of the Fund’s assets invested in the Large Company Growth Portfolio and the Large Company Value Portfolio. These indirect expenses are based on actual expense ratios for the Large Company Growth Portfolio and the Large Company Value Portfolio. The Management Fee charged to the Fund (0.70%) is based on the average daily net assets of the Fund that are not invested in the Large Company Growth Portfolio and the Large Company Value Portfolio. The Fund’s investments in the Large Company Growth Portfolio and the Large Company Value Portfolio are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus. In addition, the Management Fee shown above is restated based upon the Fund's current allocation of the Fund’s underlying fund investments in accordance with its change in investment strategy effective April 2, 2013. Future reallocation of the Fund’s investments in underlying funds could change the Management Fee.

**
Acquired Fund Fees and Expenses are restated to reflect the Fund’s current allocations to underlying fund investments in accordance with its change in investment strategy effective April 2, 2013. Future reallocation of such investments could change Acquired Fund Fees and Expenses .

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$443	$766	$1,680

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 241% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund ordinarily invests in common stocks of domestic companies and in other affiliated and non-affiliated equity investment companies, including the Large Company Growth Portfolio and the Large Company Value Portfolio. As a matter of investment policy, the Fund expects to invest 0% to 50% of its assets in the Large Company Value Portfolio and 0% to 50% of its assets in the Large Company Growth Portfolio, but no more than 70% in both funds on a combined basis. The operating companies in which the Fund invests vary in size and operating history, they may or may not be listed on a stock exchange and they may be in any industry.

Included within the definition of “domestic companies” are companies that are not incorporated in the U.S. but have one or more of the following attributes: principal place of business in the U.S.; substantial portion of income derived from activities in the U.S.; equity securities traded on a major U.S. stock exchange or included in a recognized index of U.S. stocks; or financial statements that comply with U.S. accounting standards. Thus, securities of these issuers are not subject to the 10% limitation on securities of foreign issuers. The Fund may, at times, have minimal exposure to non-domestic companies which do not satisfy these criteria.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Santa Barbara Asset Management, LLC (“Santa Barbara”) and TWIN Capital Management, Inc. (“TWIN”) each manage a portion of the Fund’s portfolio. Santa Barbara employs a Dividend Growth strategy in managing its portion of the Fund’s portfolio which takes a long-term investment approach, seeking to invest in companies that have sustainable business models selling at attractive valuations. TWIN employs a quantitative multi-factor stock selection model in managing its portion of the portfolio to purchase large and middle capitalization equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains and exhibit more stable and sustainable earnings relative to peer group stocks.

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

•	The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•
The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•
The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Principal Risks

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Large Company Growth Portfolio and the Large Company Value Portfolio. Investing in the Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio is equity risk. This is the risk that the prices of stocks held by the Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Market Risk. For equity securities, stock market movements will affect the Fund’s, the Large Company Growth Portfolio’s and the Large Company Value Portfolio’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund, the Large Company Growth Portfolio or the Large Company Value Portfolio. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Style Risk. The risk of investing in the Large Company Growth Portfolio or the Large Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Multi-Managed Fund Risk. The Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Equity Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Preferred Stock Risk. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than payments on debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 15.12% (quarter ended 9/30/09) and the lowest return for a quarter was (22.46)% (quarter ended 12/31/08).

Average Annual Total Returns
(periods ended December 31, 2013)

	1 year	5 years	10 years
Equity Fund	30.36%	14.89%	5.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%

Management

Adviser

Wilshire Associates Incorporated

Subadvisers and Portfolio Managers

Santa Barbara

James Boothe, Chief Investment Officer of Santa Barbara, is the Portfolio Manager of Santa Barbara’s portion of the Equity Fund. Mr. Boothe has served as Portfolio Manager for the Fund since April 2013.

TWIN

Geoffrey Gerber, President and Chief Investment Officer of TWIN and Portfolio Manager of TWIN’s portion of the Equity Fund. Mr. Gerber has served as Portfolio Manager for the Fund since April 2013.

Christopher Erfort, Senior Vice President of TWIN and Portfolio Manager of TWIN’s portion of the Equity Fund. Mr. Erfort has served as Portfolio Manager for the Fund since April 2013.

Tax Information

While the Fund expects to make distributions of income and/or capital gains, if any, annually, individual investors do not own shares of the Fund directly (with the exception of the public shareholders of the Fund). Rather, shares of the Fund are sold through separate accounts of the insurance company from which an investor has purchased a variable annuity, variable life insurance contract, and/or retirement plan. An investor should refer to the prospectus for the variable annuity or variable life insurance contract or to the retirement plan documents for tax information regarding those products.

Financial Intermediary Compensation

Shares of the Fund are only sold to insurance company separate accounts. The Fund or its distributor may pay the insurance companies (or their affiliates) or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance companies (or their affiliates) or other financial intermediaries to recommend the Fund over another investment. Please contact your insurance company for more information.

Balanced Fund
Investment Objective

The Balanced Fund (the “Fund”) seeks to realize a high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.16%
Other Expenses	0.18%
Acquired Fund Fees and Expenses**	1.16%
Total Annual Fund Operating Expenses	1.50%

*
The Fund’s shareholders indirectly bear, pro rata, the expenses of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. These indirect expenses are based on actual expense ratios for the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. The Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund fees and expenses are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus. In addition, the Management Fee shown above is restated based upon the Fund's current allocation of the Fund’s underlying fund investments in accordance with its change in investment strategy effective April 2, 2013. Future reallocation of the Fund’s investments in underlying funds could change the Management Fee.

**
Acquired Fund Fees and Expenses are estimated based upon the Fund’s current allocations to underlying fund investments. Future reallocation of such investments could change Acquired Fund Fees and Expenses.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$474	$818	$1,791

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest in underlying affiliated funds (the “Underlying Funds”) and may invest in direct investments, including but not limited to exchange-traded products (“ETPs”), which include both exchange-traded funds and exchange-traded notes.

Underlying Funds include mutual funds advised by Wilshire Associates, Inc., the Fund's investment adviser (the “Adviser”), and currently include the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. Under normal circumstances, the Fund’s target asset mix is 65% equity securities and 35% fixed income securities, with a range of 50% to 75% in equity securities and a range of 25% to 50% in fixed income securities.

Under normal market conditions, the Fund invests in a diversified portfolio of global debt and equity securities of which at least 40% of the Fund’s net assets will be invested in non-U.S. investments and in at least three different countries. The Fund normally invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. The Fund seeks income by investing in a combination of corporate, agency and government bonds and other debt securities of any maturity issued in numerous countries, including emerging markets countries. The Fund may also invest in high-yield bonds rated below investment grade credit quality. The Fund seeks capital appreciation by investing in equity securities of companies from a variety of industries located anywhere in the world, including emerging markets.

The following describes the types of securities in which the Income Fund is permitted to invest:

Principal Investment Strategies

The Income Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These securities are primarily investment grade fixed income securities, including government and corporate securities, mortgage and asset-backed securities, which are generally pass-through securities.

The Income Fund invests at least 75% of its total assets in:

•
investment grade, publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody’s Investors Service (“Moody’s”), Standard & Poor’s (“S&P”) or an equivalent rating at the time of purchase)

•	securities issued or guaranteed by the U.S. government or its agencies, including obligations issued or guaranteed by U.S., local, city and state government and agencies

•
high quality commercial paper (within the two highest grades as determined by both Moody’s and S&P or an equivalent rating), certificates of deposit, bankers’ acceptances, repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

•
high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase and to 15% of the Fund’s total assets)

•
highest quality non-U.S. dollar-denominated debt obligations of foreign issuers (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase) and do not exceed 20% of the Fund’s total assets and up to 10% of the Income Fund’s total assets may be invested in non-U.S. denominated investments via foreign currency transactions and unhedged foreign currency denominated bonds.

Generally, the average duration of the U.S. portion of the Income Fund will range within 25% of the Barclays U.S. Aggregate Bond Index’s duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Income Fund may be shortened. The Income Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody’s, S&P or an equivalent rating).

Up to 25% of the Income Fund’s total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S. dollar denominated and non-U.S. dollar denominated debt obligations of U.S. and non-U.S. issuers, including emerging market issuers, rated below BBB (by Moody’s, S&P or an equivalent rating) and derivatives.

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

•	The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•
The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•
The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

•	The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

•
The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

•
The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

•	The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

•
The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

•	The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.

•	The Small Company Value Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Wilshire International Equity Fund is permitted to invest:

The Wilshire International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Wilshire International Equity Fund invests in companies organized outside the United States. Since the Wilshire International Equity Fund invests in companies of any size, it may at times invest in small-cap companies. The Wilshire International Equity Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Wilshire International Equity Fund invests primarily in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The Wilshire International Equity Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The Wilshire International Equity Fund may also invest in fixed-income securities of foreign governments and companies. The Wilshire International Equity Fund uses a multi-manager strategy with subadvisers who may employ different strategies.

Principal Risks

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. Investing in the Fund involves the following principal risks:

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Equity Risk. The principal risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund is equity risk. This is the risk that the prices of stocks held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to a fund. The credit risk of the Income Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of a fund’s securities, the higher a fund’s risk, all other factors such as maturity being equal.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities’ prices rise or fall inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on fixed income securities and could negatively affect a fund's net asset value.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for a subadviser, and whether or not a fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Portfolio Strategy Risk. The investment performance of a fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that a fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of a fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund’s strategy can lead to substantial differences in the sector or industry allocation of a fund relative to the market or index.

Liquidity Risk. A fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. A fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Currency Risk. Non U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When a fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), a fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent a fund uses derivatives, a fund will (to the extent required by applicable law) either segregate cash or liquid assets in the prescribed amounts or “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Valuation Risk. A fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Style Risk. The risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

ETF Risk. ETFs involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the Wilshire International Equity Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply than larger capitalized companies.

Market Risk. For equity securities, stock market movements may affect a fund's share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by a fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index and additional indexes with characteristics relevant to the Fund. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 11.23% (quarter ended 9/30/09) and the lowest return for a quarter was (12.16)% (quarter ended 12/31/08).

Average Annual Total Returns
(periods ended December 31, 2013)

	1 year	5 years	10 years
Balanced Fund	18.31%	11.52%	5.08%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	22.78%	12.44%	6.91%
Stock/Bond Composite (reflects no deduction for fees, expenses or taxes)*	18.02%	12.63%	6.65%

*	The Stock/Bond Composite shown above consists of 50% of the S&P 500 Index, 35% of the Barclays U.S. Aggregate Bond Index and 15% of the MSCI EAFE Index.

Management

Adviser

Wilshire Associates Incorporated

Tax Information

While the Fund expects to make distributions of income and/or capital gains, if any, annually, individual investors do not own shares of the Fund directly. Rather shares of the Fund are sold through separate accounts of the insurance company from which an investor has purchased a variable annuity, variable life insurance contract, and/or retirement plan. An investor should refer to the prospectus for the variable annuity or variable life insurance contract or to the retirement plan documents for tax information regarding those products.

Financial Intermediary Compensation

Shares of the Fund are only sold to insurance company separate accounts. The Fund or its distributor may pay the insurance companies (or their affiliates) or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance companies (or their affiliates) or other financial intermediaries to recommend the Fund over another investment. Please contact your insurance company for more information.

Income Fund
Investment Objective

The Income Fund (the “Fund”) seeks to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):

Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.24%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 330% of the average value of its portfolio.

Principal Investment Strategies

The Income Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These securities are primarily investment grade fixed income securities, including government and corporate securities, mortgage and asset-backed securities, which are generally pass-through securities.

The Income Fund invests at least 75% of its total assets in:

•
investment grade, publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody’s Investors Service (“Moody’s”), Standard & Poor’s (“S&P”) or an equivalent rating at the time of purchase)

•	securities issued or guaranteed by the U.S. government or its agencies, including obligations issued or guaranteed by U.S., local, city and state government and agencies

•
high quality commercial paper (within the two highest grades as determined by both Moody’s and S&P or an equivalent rating), certificates of deposit, bankers’ acceptances, repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

•
high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase and to 15% of the Fund’s total assets)

•
highest quality non-U.S. dollar-denominated debt obligations of foreign issuers (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase) and do not exceed 20% of the Fund’s total assets and up to 10% of the Income Fund’s total assets may be invested in non-U.S. denominated investments via foreign currency transactions and unhedged foreign currency denominated bonds.

Generally, the average duration of the U.S. portion of the Income Fund will range within 25% of the Barclays U.S. Aggregate Bond Index’s duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Income Fund may be shortened. The Income Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody’s, S&P or an equivalent rating).

Up to 25% of the Income Fund’s total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S. dollar denominated and non-U.S. dollar denominated debt obligations of U.S. and non-U.S. issuers, including emerging market issuers, rated below BBB (by Moody’s, S&P or an equivalent rating) and derivatives.

Principal Risks

You may lose money by investing in the Fund. In addition, investing in the Fund involves the following principal risks:

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to a fund. The credit risk of the Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of a fund’s securities, the higher a fund’s risk, all other factors such as maturity being equal.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities’ prices rise or fall inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on fixed income securities and could negatively affect the Fund’s net asset value.

Market Risk. For debt securities, market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate-

and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Portfolio Strategy Risk. The investment performance of the Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that a fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of a fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund’s strategy can lead to substantial differences in the sector or industry allocation of a fund relative to the market or index.

Liquidity Risk. The Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. The Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Currency Risk. Non U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When a fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), a fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent a fund uses derivatives, a fund will (to the extent required by applicable law) either segregate cash or liquid assets in the prescribed amounts or “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Valuation Risk. A fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Certain Wilshire funds are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 6.35% (quarter ended 9/30/09) and the lowest return for a quarter was (4.48)% (quarter ended 9/30/08).

Average Annual Total Returns
(periods ended December 31, 2013)

	1 year	5 years	10 years
Income Fund	-2.16%	6.77%	4.18%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%

Management

Adviser

Wilshire Associates Incorporated

Subadvisers and Portfolio Managers

Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“WAMCL”)

S. Kenneth Leech, Co-Chief Investment Officer of Western Asset since 2014. Mr. Leech has served as Portfolio Manager since March 2014.

Carl L. Eichstaedt, Portfolio Manager of Western Asset and Portfolio Manager of the Fund. Mr. Eichstaedt has served as Portfolio Manager since January 2000.

Mark Lindbloom, Portfolio Manager of Western Asset and Portfolio Manager of the Fund. Mr. Lindbloom has served as Portfolio Manager since December 2005.

Michael C. Buchanan, Portfolio Manager of Western Asset and Portfolio Manager of the Fund. Mr. Buchanan has served as Portfolio Manager since April 2005.

Keith Gardner, Portfolio Manager of Western Asset and Portfolio Manager of the Fund. Mr. Gardner has served as Portfolio Manager since January 2000.

Tax Information

While the Fund expects to make distributions of income and/or capital gains, if any, annually, individual investors do not own shares of the Fund directly. Rather shares of the Fund are sold through separate accounts of the insurance company from which an investor has purchased a variable annuity, variable life insurance contract, and/or retirement plan. An investor should refer to the prospectus for the variable annuity or variable life insurance contract or to the retirement plan documents for tax information regarding those products.

Financial Intermediary Compensation

Shares of the Fund are only sold to insurance company separate accounts. The Fund or its distributor may pay the insurance companies (or their affiliates) or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance companies (or their affiliates) or other financial intermediaries to recommend the Fund over another investment. Please contact your insurance company for more information.

Small Cap Fund
Investment Objective

The Small Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses**	0.79%
Total Annual Fund Operating Expenses	1.69%
Less Fee Waiver/Expense Reimbursement***	(0.20%)
Net Annual Fund Operating Expenses	1.49%

*
The Fund’s shareholders indirectly bear, pro rata, the expenses of the Fund’s assets invested in the Small Company Growth Portfolio and the Small Company Value Portfolio. These indirect expenses are based on actual expense ratios for the Small Company Growth Portfolio and the Small Company Value Portfolio. The Management Fee charged to the Fund (1.15%) is based on the average daily net assets of the Fund that are not invested in the Small Company Growth Portfolio and the Small Company Value Portfolio. The Fund’s investments in the Small Company Growth Portfolio and the Small Company Value Portfolio are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus. In addition, the Management Fee shown above is restated based upon the Fund's current allocation of the Fund’s underlying fund investments in accordance with its change in investment strategy effective April 2, 2013. Future reallocation of the Fund’s investments in underlying funds could change the Management Fee.

**
Acquired Fund Fees and Expenses are restated to reflect the Fund’s current allocations to underlying fund investments in accordance with its change in investment strategy effective April 2, 2013. Future reallocation of such investments could change Acquired Fund Fees and Expenses.

***
Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual management fee waiver agreement with Wilshire Variable Insurance Trust (the “Trust”) on behalf of the Small Cap Fund to waive 0.20% of its management fee, based on the average net daily assets of the Fund that are not invested in the Small Company Growth Portfolio and the Small Company Value Portfolio, to limit expenses of the Small Cap Fund. This agreement to waive a portion of the management fee continues through at least April 30, 2015 or upon the termination of the Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of waived fees, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$152	$513	$899	$1,981

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 257% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. Small cap companies are companies with smaller market capitalizations, which are generally less than $3 billion at the time of purchase. The Fund ordinarily invests in the small cap companies and in other affiliated investment companies, including the Small Company Growth Portfolio and the Small Company Value Portfolio. As a matter of investment policy, the Fund expects to invest 0% to 50% of its assets in the Small Company Value Portfolio and 0% to 50% of its assets in the Small Company Growth Portfolio, but no more than 70% in both funds on a combined basis.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) and Ranger Investment Management, L.P. (“Ranger”) each manage a portion of the Fund’s portfolio.

For the Small Company Growth Portfolio, the following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

•	The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

•
The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

•
The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

For the Small Company Value Portfolio, the following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

•	The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

•
The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

•	The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.

•	The Portfolio invests in small-cap companies that may still further develop.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Principal Risks

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Small Company Growth Portfolio and the Small Company Value Portfolio. Investing in the Fund involves the following principal risks:

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Style Risk. The risk of investing in the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Equity Risk. A principal risk of investing in the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio is equity risk. This is the risk that the prices of stocks held by the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk. ETFs in which the Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

Market Risk. For equity securities, stock market movements will affect the Fund’s, the Small Company Growth Portfolio’s and the Small Company Value Portfolio’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Portfolio Strategy Risk. The investment performance of the Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Multi-Managed Fund Risk. The Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 19.32% (quarter ended 6/30/09) and the lowest return for a quarter was (27.01)% (quarter ended 12/31/08).

Average Annual Total Returns
(periods ended December 31, 2013)

	1 year	5 years	10 years
Small Cap Fund	40.28%	19.27%	5.92%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.07%

Management

Adviser

Wilshire Associates Incorporated

Subadvisers and Portfolio Managers

Los Angeles Capital

Thomas D. Stevens, CFA, Chairman, and Principal of Los Angeles Capital and Portfolio Manager of the Fund. Mr. Stevens has served as Portfolio Manager since September 2011.

Hal W. Reynolds, CFA, Chief Investment Officer and Principal of Los Angeles Capital and Portfolio Manager of the Fund. Mr. Reynolds has served as Portfolio Manager since September 2011.

Daniel E. Allen, CFA, Director of Global Equities and Principal of Los Angeles Capital and Portfolio Manager of the Fund. Mr. Allen has served as Portfolio Manager since September 2011.

Ranger

W. Conrad Doenges, Principal and Portfolio Manager of Ranger and Portfolio Manager of the Portfolio. Mr. Doenges has served as Portfolio Manager since September 2011.

Tax Information

While the Fund expects to make distributions of income and/or capital gains, if any, annually, individual investors do not own shares of the Fund directly. Rather shares of the Fund are sold through separate accounts of the insurance company from which an investor has purchased a variable annuity, variable life insurance contract, and/or retirement plan. An investor should refer to the prospectus for the variable annuity or variable life insurance contract or to the retirement plan documents for tax information regarding those products.

Financial Intermediary Compensation

Shares of the Fund are only sold to insurance company separate accounts. The Fund or its distributor may pay the insurance companies (or their affiliates) or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance companies (or their affiliates) or other financial intermediaries to recommend the Fund over another investment. Please contact your insurance company for more information.

International Equity Fund
Investment Objective

The International Equity Fund (the “Fund”) seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.49%
Acquired Fund Fees and Expenses**	0.66%
Total Annual Fund Operating Expenses	1.89%
Less Fee Waiver/Expense Reimbursement***	(0.20%)
Net Annual Fund Operating Expenses	1.69%

*
The Fund’s shareholders indirectly bear, pro rata, the expenses of the Fund’s assets invested in the Wilshire International Equity Fund. These indirect expenses are based on actual expense ratios for the Wilshire International Equity Fund. The Management Fee charged to the Fund (1.00%) is based on the average daily net assets of the Fund that are not invested in the Wilshire International Equity Fund. The Fund’s investment in the Wilshire International Equity Fund is not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of this Prospectus. In addition, the Management Fee shown above is restated based upon the Fund's current allocation of the Fund’s underlying fund investments in accordance with its change in investment strategy effective April 2, 2013. Future reallocation of the Fund’s investments in underlying funds could change the Management Fee.

**
Acquired Fund Fees and Expenses are restated to reflect the Fund’s current allocations to underlying fund investments in accordance with its change in investment strategy effective April 2, 2013. Future reallocation of such investments could change Acquired Fund Fees and Expenses.

***
Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual management fee waiver agreement with Wilshire Variable Insurance Trust (the “Trust”) on behalf of the International Equity Fund to waive 0.20% of its management fee, based on the average daily net assets of the Fund that are not invested in the Wilshire International Equity Fund, to limit expenses of the International Equity Fund. This agreement to waive a portion of the management fee continues through at least April 30, 2015 or upon the termination of the Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of waived fees, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$172	$575	$1,003	$2,195

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 194% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States and in other affiliated international companies, including the Wilshire International Equity Fund. As a matter of investment policy, the Fund expects to invest 0% to 55% of its assets in the Wilshire International Equity Fund. The Fund intends to diversify its investments in operating companies among several countries and to have represented in its holdings business activities in not less than three different countries. The operating companies in which the Fund primarily invests are equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The Fund may also invest in fixed-income securities of foreign governments and companies.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Thomas White International Ltd. (“Thomas White”) and WCM Investment Management (“WCM”) each manage a portion of the Fund’s portfolio. Thomas White employs a value strategy with respect to its portion of the Fund. WCM’s international equity strategy employs a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and show a strong probability for superior future growth.

Principal Risks

You may lose money by investing in the Fund. By investing in the Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Wilshire International Equity Fund. Investing in the Fund involves the following principal risks:

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the Fund or the Wilshire International Equity Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Equity Risk. A principal risk of investing in the Fund and the Wilshire International Equity Fund is equity risk. This is the risk that the prices of stocks held by the Fund and the Wilshire International Equity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk. ETFs in which the Fund and the Wilshire International Equity Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities of the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Market Risk. For equity securities, stock market movements will affect the Fund’s or the Wilshire International Equity Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Wilshire International Equity Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for a subadviser, and whether or not a fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the Fund and the Wilshire International Equity Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the Fund’s and the Wilshire International Equity Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s and the Wilshire International Equity Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Multi-Managed Fund Risk. The Fund and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Fund and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

Portfolio Turnover Risk. The Fund and the Wilshire International Equity Fund may experience high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Certain Wilshire funds are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 24.58% (quarter ended 6/30/09) and the lowest return for a quarter was (21.43)% (quarter ended 9/30/11).

Average Annual Total Returns
(periods ended December 31, 2013)

	1 year	5 years	10 years
International Equity Fund	13.12%	10.73%	4.38%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	22.78%	12.44%	6.91%

Management

Adviser

Wilshire Associates Incorporated

Subadvisers and Portfolio Managers

WCM

Paul R. Black, President and co-CEO of WCM since December 2004 and Portfolio Manager of WCM’s portion of the Fund since October 2013.

Peter J. Hunkel, Portfolio Manager and Business Analyst of WCM since 2007 and Portfolio Manager of WCM’s portion of the Fund since October 2013.

Michael B. Trigg, Portfolio Manager and Business Analyst of WCM since 2006 and Portfolio Manager of WCM’s portion of the Fund since October 2013.

Kurt R. Winrich, CFA, Chairman and co-CEO of WCM since 2004 and Portfolio Manager of WCM’s portion of the Fund since October 2013.

Thomas White

Thomas S. White, Jr., Co-Founder, President and Chief Investment Officer of Thomas White and Portfolio Manager of the Fund. Mr. White has served as Portfolio Manager since December 2007.

Wei Li, Ph.D, CFA, Executive Vice President and Director of Research of Thomas White and Portfolio Manager of the Fund. Dr. Li has served as Portfolio Manager since December 2007.

Jinwen Zhang, Ph.D, CFA, Executive Vice President and Assistant Director of Research of Thomas White and Portfolio Manager of the Fund. Dr. Zhang has served as Portfolio Manager since December 2007.

Douglas M. Jackman, CFA, Executive Vice President and Senior Research Officer of Thomas White and Portfolio Manager of the Fund. Mr. Jackman has served as Portfolio Manager since December 2007.

Tax Information

While the Fund expects to make distributions of income and/or capital gains, if any, annually, individual investors do not own shares of the Fund directly. Rather shares of the Fund are sold through separate accounts of the insurance company from which an investor has purchased a variable annuity, variable life insurance contract, and/or retirement plan. An investor should refer to the prospectus for the variable annuity or variable life insurance contract or to the retirement plan documents for tax information regarding those products.

Financial Intermediary Compensation

Shares of the Fund are only sold to insurance company separate accounts. The Fund or its distributor may pay the insurance companies (or their affiliates) or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance companies (or their affiliates) or other financial intermediaries to recommend the Fund over another investment. Please contact your insurance company for more information.

Socially Responsible Fund
Investment Objective

The Socially Responsible Fund (the “Fund”) seeks long-term growth of capital, current income and growth of income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.33%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective through a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S.-traded companies). The Fund seeks to achieve its objective by investing in issuers that meet certain investment and socially responsible criteria. Investments in equity securities are limited to issuers which, in the subadviser’s judgment, meet the following criteria:

Socially responsible areas of focus for inclusion:

•	Companies with strong environmental management systems, eco-efficiency programs, health and safety procedures, and an overall commitment to continuously improve on environmental matters

•	Companies with competitive employee benefit initiatives, workplace programs and non-discrimination policies

•	Companies with good transparency and shareholder engagement

Socially responsible areas of exclusion based on revenues:

•	Major tobacco, alcohol and gaming device manufacturers

•	Major weapons manufacturers

•	Major nuclear power generators

•	Major pornographic content manufacturers

The Adviser allocates the Fund’s assets between two investment strategies: an appreciation strategy and a large cap core strategy.

Principal Risks

You may lose money by investing in the Fund. In addition, investing in the Fund involves the following principal risks:

Socially Responsible Risk. The Fund only invests in companies that meet its criteria for socially responsible investing. Because of this restriction, the investments that the subadviser may choose from may be more limited than those of a fund that is not restricted to investing in companies that meet social criteria. As a result, the subadviser may pass up opportunities to buy certain securities when it is otherwise advantageous to do so or may sell certain securities when it is disadvantageous to do so. In addition, investing in socially responsible companies may result in the Fund investing more or less in a specific sector of the economy relative to its benchmark.

Equity Risk. A principal risk of investing in the Fund is equity risk. This is the risk that the prices of stocks held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Market Risk. For equity securities, stock market movements will affect the Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Portfolio Strategy Risk. The investment performance of the Fund is in part dependent upon the subadviser’s skill in making appropriate investments. To the extent that the Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Preferred Stock Risk. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than payments on debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities Risk. Convertible securities are fixed income securities that may be converted at a stated price within a specific period of time into a certain quantity of common stock of the same or a different issuer. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and increase as interest rates declines. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

Performance

The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five- and ten-year periods compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 15.30% (quarter ended 6/30/09) and the lowest return for a quarter was (23.64)% (quarter ended 12/31/08).

Average Annual Total Returns
(periods ended December 31, 2013)

	1 year	5 years	10 years
Socially Responsible Fund	29.01%	14.82%	5.22%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%

Management

Adviser

Wilshire Associates Incorporated

Subadviser and Portfolio Managers

ClearBridge Investments, LLC (“ClearBridge”)

Scott Glasser, Co-Chief Investment Officer, Managing Director and Senior Portfolio Manager of ClearBridge and Portfolio Manager of the Fund. Mr. Glasser has served as Portfolio Manager since March 2009.

Michael Kagan, Managing Director, Senior Portfolio Manager of ClearBridge and Portfolio Manager of the Fund. Mr. Kagan has served as Portfolio Manager since March 2009.

Mary Jane McQuillen, Managing Director and Portfolio Manager of ClearBridge and Portfolio Manager of the Fund. Ms. McQuillen has served as Portfolio Manager since March 2009.

Tax Information

While the Fund expects to make distributions of income and/or capital gains, if any, annually, individual investors do not own shares of the Fund directly. Rather shares of the Fund are sold through separate accounts of the insurance company from which an investor has purchased a variable annuity, variable life insurance contract, and/or retirement plan. An investor should refer to the prospectus for the variable annuity or variable life insurance contract or to the retirement plan documents for tax information regarding those products.

Financial Intermediary Compensation

Shares of the Fund are only sold to insurance company separate accounts. The Fund or its distributor may pay the insurance companies (or their affiliates) or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance companies (or their affiliates) or other financial intermediaries to recommend the Fund over another investment. Please contact your insurance company for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

Wilshire Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”) and is made up of a series of portfolios. The Equity Fund, the Balanced Fund, the Income Fund, the Small Cap Fund, the International Equity Fund and the Socially Responsible Fund (each a “Fund” and collectively, the “Funds”) are offered in this prospectus.

Shareholders of each of the Equity Fund, the Income Fund, the Small Cap Fund and the International Equity Fund will be provided with at least 60 days prior notice of any change in the 80% investment policy of each of these Funds.

Equity Fund

The Equity Fund seeks long-term capital growth. As a secondary objective, the Equity Fund seeks conservation of principal and production of income.

The Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies and in other affiliated and non affiliated equity investment companies, including the Large Company Growth Portfolio and the Large Company Value Portfolio. As a matter of investment policy, the Equity Fund expects to invest 0% to 50% of its assets in the Large Company Value Portfolio and 0% to 50% of its assets in the Large Company Growth Portfolio, but no more than 70% in both funds on a combined basis. The operating companies in which the Equity Fund invests vary in size and operating history, they may or may not be listed on a stock exchange and they may be in any industry. On average, the Equity Fund will have a value-bias, generally exhibiting an average price to earnings ratio lower than, and an average dividend yield higher than, that of the market as measured by the S&P 500 Index. Included within the definition of “domestic companies” are companies that are not incorporated in the U.S. but have one or more of the following attributes: principal place of business in the U.S.; substantial portion of income derived from activities in the U.S.; equity securities traded on a major U.S. stock exchange or included in a recognized index of U.S. stocks; or financial statements that comply with U.S. accounting standards. Thus, securities of such issuers are not subject to the 10% limitation on securities of foreign issuers. The Fund may, at times, have minimal exposure to non-domestic companies which do not satisfy these criteria.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Wilshire has retained Santa Barbara and TWIN to manage the Equity Fund and allocates the assets between the subadvisers. The basic investment philosophy of each subadviser is described below.

Santa Barbara

Santa Barbara employs a Dividend Growth strategy in managing its portion of the Fund’s portfolio which takes a long-term investment approach, seeking to invest in companies that have substantial business models selling at attractive valuations. The Dividend Growth strategy seeks to maintain a higher yield, lower beta and higher dividend growth rates than the S&P 500 Index.

TWIN

TWIN employs a quantitative multi-factor stock selection model in managing its portion of the portfolio. The quantitative multi-stock selection model produces a relative attractiveness score for all stocks in TWIN’s stable universe. TWIN constructs its portion of the Equity Fund by purchasing large and middle capitalization equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains and exhibit more stable and sustainable earnings relative to peer group stocks (those stocks with high model scores).

As noted previously, the Equity Fund invests in the Large Company Growth Portfolio and the Large Company Value Portfolio. The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

•	The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•
The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Wilshire has retained Cornerstone, Los Angeles Capital and Victory to manage the Large Company Growth Portfolio. The basic philosophy of each subadviser is described below:

Cornerstone Capital Management LLC (“Cornerstone”). Cornerstone’s investment philosophy is premised on successfully identifying a “perception gap”, which it believes exists when consensus expectations fail to recognize the true earnings power of a given company. Cornerstone focuses broadly on companies with over $1 billion in market capitalization, strong management with a proven track record, and a sustainable competitive advantage. Fundamentally, Cornerstone looks to invest in companies with strong organic revenue and operating earnings growth, financially conservative firms whose net income is confirmed by free cash flows, and strong, flexible balance sheets. A further distinguishing feature of Cornerstone’s process is a short-term contrarian approach employed within the context of long-term fundamentals, where it will actively buy and sell around short-term price movement of a company if the price movement is greater than the change in the long-term fundamentals. Cornerstone will sell when the “perception gap” has closed as the opportunity has appreciated. The strategy will typically hold around 35 to 55 securities.

Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”). In managing its portion of the Large Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model® , a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, the Russell 1000 Growth Index, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates. Alpha is a measure of performance on a risk-adjusted basis.

Victory Capital Management Inc (“Victory”). Victory employs a growth oriented style using bottom-up fundamental company analysis as a basis for all investment decisions. Victory constructs its portion of the Large Company Growth Portfolio with high-quality, large-capitalization equity securities that Victory believes are likely to produce superior earnings growth. Victory sells a stock when the fundamental characteristics deteriorate, relative valuation has become less favorable or when a better investment opportunity is identified, and a position is reduced when a 10% position size limit is reached.

For the Large Company Value Portfolio, the following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•
The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

In addition to Los Angeles Capital, whose basic philosophy is discussed above, Wilshire has retained Pzena and Systematic to manage the Large Company Value Portfolio. The basic philosophy of Pzena and Systematic is described below:

Pzena Investment Management, LLC (“Pzena”). Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies in an effort to determine whether the problems that caused the earnings shortfalls are temporary or permanent. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when Pzena believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.

Systematic Financial Management, L.P. (“Systematic”). Systematic seeks to identify undervalued companies in the early stages of a fundamental improvement confirmed through one or more positive earnings catalysts that may provide superior long‐term capital appreciation. The investment process starts with rigorous quantitative screening to identify stocks exhibiting a combination of discounted valuation and improving fundamentals, which are then carefully scrutinized through fundamental, bottom‐up analysis. While Systematic will buy a stock on “confirmation” of a confirmed catalyst for price appreciation, it will, based upon continuous monitoring of the portfolio, Systematic will sell a stock when (1) price appreciation causes the company valuation to expand to fair value, (2) other investment opportunities present more attractive prospects from a valuation and expected return basis, (3) analysis leads to an anticipated downward estimate revision or (4) a negative earnings surprise is reported.

You may lose money by investing in the Equity Fund. By investing in the Equity Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Large Company Growth Portfolio and the Large Company Value Portfolio. Investing in the Equity Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Equity Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio is equity risk. This is the risk that the prices of stocks held by the Equity Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stockholders.

Market Risk. For equity securities, stock market movements will affect the Equity Fund’s, the Large Company Growth Portfolio’s and the Large Company Value Portfolio’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Equity Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Multi-Managed Fund Risk. The Equity Fund, the Large Company Growth Portfolio and the Large Company Value Portfolio are multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Equity Fund, Large Company Growth Portfolio and the Large Company Value Portfolio may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Preferred Stock Risk. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than payments on debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Style Risk. The risk of investing in the Large Company Growth Portfolio and the Large Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

An investor in the Equity Fund should understand that alternatively he or she could allocate investments directly to the Large Company Growth Portfolio and the Large Company Value Portfolio. By investing indirectly in the Large Company Growth Portfolio and the Large Company Value Portfolio through the Equity Fund, an investor bears not only his or her proportionate share of certain expenses of the Equity Fund (such as operating costs), but also, indirectly, similar expenses of the Large Company Growth Portfolio and the Large Company Value Portfolio. However, shareholders of the Equity Fund will not be subject to duplicative advisory fees as a result of the Equity Fund’s investment in the Large Company Growth Portfolio and the Large Company Value Portfolio, as discussed under “Management” on page 61.

Balanced Fund

The Balanced Fund seeks to realize a high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation. The Fund will invest in underlying affiliated funds (the “Underlying Funds”) and may invest in direct investments, including but not limited to exchange-traded products (“ETPs”). Underlying Funds include mutual funds advised by Wilshire Associates, Inc., the Fund's investment adviser (the “Adviser”), and currently comprise the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. Under normal circumstances, the Balanced Fund’s target asset mix is 65% equity securities and 35% fixed income securities, with a range of 50% to 75% in equity securities and a range of 25% to 50% in fixed income securities. Under normal market conditions, the Fund invests in a a diversified portfolio of global debt and equity securities of which at 40% of the Fund's net assets will be invested in non-U.S. investments and in at least three different countries. The Fund normally invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. The Fund seeks income by investing in a combination of corporate, agency and government bonds and other debt securities of any maturity issued in numerous countries, including emerging markets countries. The Fund may also invest in high-yield bonds rated below investment grade credit quality. The Fund seeks capital appreciation by investing in equity securities of companies from a variety of industries located anywhere in the world, including emerging markets. The Balanced Fund’s mix of assets is regularly adjusted among the Underlying Funds as well as direct investments, including investments in ETPs. Changes in the investment allocation may occur several times within a year or over several years, depending upon market and economic conditions.

Under normal circumstances, the Balanced Fund intends to be fully invested. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure, if Wilshire determines that market conditions warrant, the Balanced Fund may also invest, without limitation, in high quality U.S. dollar-denominated money market instruments. The reason for implementing a temporary defensive position is to avoid market losses. However, if market conditions improve, this strategy may result in reducing the potential gains from market upswings, thus reducing the Balanced Fund’s ability to achieve its investment objective.

The following describes the types of securities in which the Income Fund is permitted to invest:

The Income Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.  These securities are primarily investment grade fixed income securities, including government and corporate securities, and mortgage and asset-backed securities, which are generally pass-through securities.

The Income Fund invests at least 75% of its total assets in:

•
investment grade, publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody’s Investors Service (“Moody’s”), Standard & Poor’s (“S&P”) or an equivalent rating at the time of purchase)

•	securities issued or guaranteed by the U.S. government or its agencies, including obligations issued or guaranteed by U.S., local, city and state government and agencies

•
high quality commercial paper (within the two highest grades as determined by both Moody’s and S&P or an equivalent rating), certificates of deposit, bankers’ acceptances, repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

•
high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase and to 15% of the Fund’s total assets)

•
highest quality non U.S. dollar-denominated debt obligations of foreign issuers (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase) and do not exceed 20% of the Income Fund’s total assets and up to 10% of the Income Fund’s total assets may be invested in non-U.S. denominated investments via foreign currency transactions and unhedged foreign currency denominated bonds.

Generally, the average duration of the U.S. portion of the Fund will range within 25% of the Barclays U.S. Aggregate Bond Index’s duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Income Fund may be shortened. The Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody’s, S&P or an equivalent rating).

Up to 25% of the Income Fund’s total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S. dollar denominated and non-U.S. dollar denominated debt obligations of U.S. and non-U.S. issuers, including emerging market issuers, rated below BBB (by Moody’s, S&P or an equivalent rating) and derivatives.

The Income Fund may invest in mortgage- and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a subadviser may need to reinvest the proceeds from the securities at a lower interest rate. This could lower a Fund’s return and result in losses to a Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks. For a more detailed description of mortgage- and asset-backed securities, see the SAI of the Trust.

The Income Fund may invest in mortgage securities that may be affected by the downturn in the sub-prime mortgage market. Sub-prime loans, which tend to have higher interest rates, are made to borrowers who do not qualify for prime rate loans because of their low credit ratings or other factors that suggest that they have a higher probability of defaulting.

The downturn in the sub-prime market has had, and may continue to have, a far-reaching impact on the broader securities market. The reduced investor demand for sub-prime securities has created liquidity and valuation issues with respect to these securities and other mortgage-related securities. The Fund’s investments in mortgage-related securities may be impacted by the downturn in the sub-prime mortgage market and may cause a decrease in the overall value of the Fund.

Currently, Wilshire has retained Western Asset, and its affiliate, WAML to manage the Income Fund. The basic investment philosophy of each subadviser is described below.

Western Asset’s core plus strategy seeks to provide investment results that exceed the performance of the Barclays U.S. Aggregate Bond Index. The Barclays U.S. Aggregate Bond Index is a widely recognized measure of the aggregate U.S. bond market. This strategy seeks to maximize total return by investing primarily in fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal and interest by the U.S. government and its agencies and instrumentalities, mortgage-related securities and money market instruments.

Western Asset will determine the relative portion of the Income Fund’s assets allocated to foreign securities. These foreign assets will be invested at the discretion of WAML. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes to be relevant.

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

•	The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•
The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

Currently, Wilshire has retained Cornerstone, Los Angeles Capital and Victory to manage the Large Company Growth Portfolio. The basic investment philosophy of each subadviser is described below:

Cornerstone. Cornerstone’s investment philosophy is premised on successfully identifying a “perception gap”, which it believes exists when consensus expectations fail to recognize the true earnings power of a given company. Cornerstone focuses broadly on companies with over $1 billion in market capitalization, strong management with a proven track record, and a sustainable competitive advantage. Fundamentally, Cornerstone looks to invest in companies with strong organic revenue and operating earnings growth, financially conservative firms whose net income is confirmed by free cash flows, and strong, flexible balance sheets. A further distinguishing feature of Cornerstone’s process is a short-term contrarian approach employed within the context of long-term fundamentals, where it will actively buy and sell around short-term price movement of a company if the price movement is greater than the change in the long-term fundamentals. The strategy will typically hold around 35 to 55 securities.

Los Angeles Capital. In managing its portion of the Large Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model® , a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, the Russell 1000 Growth Index, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates. Alpha is a measure of performance on a risk-adjusted basis.

Victory. Victory employs a growth oriented style using bottom-up fundamental company analysis as a basis for all investment decisions. Victory constructs its portion of the Large Company Growth Portfolio with high-quality, large-capitalization equity securities that Victory believes are likely to produce superior earnings growth. Victory sells a stock when the fundamental characteristics deteriorate or when a better investment opportunity is identified, and a position is reduced when a 10% position size limit is reached.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•
The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

In addition to Los Angeles Capital, whose basic philosophy is discussed above, Wilshire has retained Pzena and Systematic to manage the Large Company Value Portfolio. The basic investment philosophy of Pzena and Systematic is described below:

Pzena. Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies in an effort to determine whether the problems that caused the earnings shortfalls are temporary or permanent. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when Pzena believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.

Systematic. Systematic’s investment philosophy is predicated on the belief that investing in companies with a combination of attractive valuations and a positive earnings catalyst will generate superior long-term results that outperform the benchmark over the long term. Systematic does not buy companies simply because traditional valuation methods deem them bargains. Systematic believes that all too often, stock prices can languish because there is no catalyst for the stock’s price to rise. Systematic’s objective is to invest in companies that, in its view, have a confirmed catalyst for stock price appreciation which, if realized, provide investment results that should exceed the benchmark over the long term.

The following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

•	The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

•
The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

•
The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

In addition to Los Angeles Capital, whose basic philosophy is described above, Wilshire has retained Ranger to manage the Small Company Growth Portfolio. The basic investment philosophy of Ranger is described below:

Ranger Investment Management, L.P (“Ranger”). Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process. In the research process, Ranger focuses on identifying small and mid capitalization U.S. equities characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation. In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance and the company’s competitive advantage. Ranger utilizes a proprietary system to identify companies that violate the firm’s sell disciplines. Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.

The following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

•	The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

•
The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $3 billion at the time of purchase.

•	The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.

•	The Small Company Value Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

In addition to Los Angeles Capital, whose basic philosophy is described above, Wilshire has retained NWQ to manage the Small Company Value Portfolio. The basic investment philosophy of NWQ is described below:

NWQ Investment Management Company, LLC (“NWQ”). NWQ seeks to provide superior risk-adjusted returns through an analyst-driven value-oriented process. NWQ invests in companies which it believes are undervalued and where it believes catalysts exist to unlock value or improve profitability regardless of market movements or industry developments. Investment decisions are made on an opportunistic basis, capitalizing on NWQ’s evaluation of situations created by investor over-reaction, misperception and short-term focus. NWQ’s stock selection process is driven by rigorous bottom-up fundamental research. Quantitative measures include price-to-cash flow, price-to-sales, price to-earnings, price-to-book and earnings quality. Qualitatively, NWQ focuses on management strength, corporate strategy, competitive position and shareholder value orientation. NWQ does extensive bottom-up research on each current and potential common stock holding, having direct contact with corporate management and assessing the expected risk/reward ratio of an investment to determine the absolute downside versus the expected upside. NWQ typically either eliminates or trims positions when NWQ believes a security no longer meets the three criteria at the core of its investment discipline: attractive valuation, favorable risk/reward ratio and belief in a catalyst.

The Wilshire International Equity Fund seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Wilshire International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Wilshire International Equity Fund invests in companies organized outside the United States. Since the Wilshire International Equity Fund invests in companies of any size, it may at times invest in small-cap companies. The Wilshire International Equity Fund intends to diversify its investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Wilshire International Equity Fund invests primarily in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The Wilshire International Equity Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The Wilshire International Equity Fund may also invest in fixed-income securities of foreign governments and companies.

Currently, Wilshire has retained WCM and Thomas White to manage the Wilshire International Equity Fund. The basic investment philosophy of each subadviser is described below:

WCM Investment Management (“WCM”). In investing its portion of the Wilshire International Equity Fund's assets, WCM establishes portfolio guidelines for sector and industry emphasis by analyzing major trends in the global economy in order to identify those economic sectors and industries that are most likely to benefit. WCM analyzes trends in areas including demographics, global commerce, outsourcing, the growing global middle class and the proliferation of technology. WCM then develops a portfolio strategy that best capitalizes on the expected growth. In constructing its portion of the Wilshire International Equity Fund's portfolio, WCM seeks non-US domiciled quality businesses with superior growth prospects, high returns on invested capital and low or no debt. WCM also requires each Trust to maintain a durable competitive advantage and strongly considers qualitative elements such as corporate culture and the strength, quality and trustworthiness of management. WCM is sensitive to valuation and seeks to avoid companies with limited or spotty histories. In selecting equity investments for the Wilshire International Equity Fund, WCM typically plans to hold positions for three to five years.

WCM may sell all or a portion of its portion of the Wilshire International Equity Fund's portfolio holdings when, in its opinion, one or more of the following occurs, among other reasons: (1) fundamentals deteriorate; (2) there is increased geopolitical or currency risk; (3) WCM identifies a more attractive security; or (4) the Wilshire International Equity Fund's experiences redemptions of shares.

Thomas White International Ltd. (“Thomas White”). Based on its research, Thomas White seeks to buy equity securities of companies at a market price that is undervalued. This strategy is intended to produce a portfolio with lower price-to-earnings and price-to-book ratios than other mutual funds. Such portfolio characteristics are typical of what are commonly referred to as “value” funds.

Companies considered attractive typically will have one or more of the following characteristics:

•	The market price of their equity securities is undervalued relative to earnings power, break-up value and inherent profitability.

•	The companies are, or may soon be, exhibiting improved financial characteristics represented by rising cash flow, return on equity, operating margins and book value.

•	The price of their equities may have recently underperformed the general market due to a low level of investor expectations regarding the earnings outlook.

•	The companies should have the strength to operate successfully through adverse business conditions.

This approach seeks out equities where current investor enthusiasm is low. Positions are normally sold when the investment community’s perceptions improve and the securities approach a market price that Thomas White believes to be fair value.

Thomas White adheres to a long-term investment approach, and it does not attempt to predict short-term changes in the general market. Under normal market conditions, Thomas White intends to invest in companies for holding periods greater than one year so the frequency of its purchases and sales generally should be below many comparable mutual funds. Lower portfolio turnover helps to reduce trading costs and shareholders’ taxes.

A high exposure to the equity market is normally maintained unless Thomas White is unable to find undervalued securities that meet its criteria. Using this investment management style, Thomas White seeks strong long-term performance, below average return volatility and portfolio resilience in difficult market environments.

Wilshire International Equity Fund has no present intention of altering its general policy of being primarily invested in foreign securities under normal conditions. However, in the event of exceptional conditions abroad, the Wilshire International Equity Fund may temporarily invest all or a portion of its assets in Canadian or U.S. government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States. The reason for implementing a temporary defensive position is to avoid market losses. However, if market conditions improve, this strategy may result in reducing the potential gains from a rising market, thus reducing the Wilshire International Equity Fund’s ability to achieve its investment objective.

You may lose money by investing in the Balanced Fund. By investing in the Balanced Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. Investing in the Balanced Fund involves the following principal risks:

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Equity Risk. The principal risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund is equity risk. This is the risk that the prices of stocks held by the Balanced Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Balanced Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stockholders.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to a fund. The credit risk of the Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of a fund’s securities, the higher a fund’s risk, all other factors such as maturity being equal.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities’ prices rise or fall inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.  There may be less governmental intervention in the securities markets in the near future.  If so, it could cause an increase in interest rates, which would have a negative impact on fixed income securities and could negatively affect a fund's net asset value.

Style Risk. The risk of investing in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio is the risk that the portfolios’ growth or value styles will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for a subadviser, and whether or not a fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Portfolio Strategy Risk. The investment performance of a fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that a fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of a fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund’s strategy can lead to substantial differences in the sector or industry allocation of a fund relative to the market or index.

Liquidity Risk. A fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. A fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Currency Risk. Non U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When a fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), a fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent a fund uses derivatives, a fund will (to the extent required by applicable law) either segregate cash or liquid assets in the prescribed amounts or “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Valuation Risk. A fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Multi-Managed Fund Risk. The Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

ETF Risk. ETFs involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent a fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Market Risk. For equity securities, stock market movements may affect the fund's share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by a fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

An investor in the Balanced Fund should understand that alternatively he or she could allocate investments directly to the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. By investing indirectly in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund through the Balanced Fund, an investor bears not only his or her proportionate share of certain expenses of the Balanced Fund (such as operating costs), but also, indirectly, similar expenses of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.

Income Fund

The Income Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.  These securities are primarily investment grade fixed income securities, including government and corporate securities, and mortgage and asset-backed securities, which are generally pass-through securities.

The Income Fund invests at least 75% of its total assets in:

•
investment grade, publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody’s Investors Service (“Moody’s”), Standard & Poor’s (“S&P”) or an equivalent rating at the time of purchase)

•	securities issued or guaranteed by the U.S. government or its agencies, including obligations issued or guaranteed by U.S., local, city and state government and agencies

•
high quality commercial paper (within the two highest grades as determined by both Moody’s and S&P or an equivalent rating), certificates of deposit, bankers’ acceptances, repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

•
high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase and to 15% of the Fund’s total assets)

•
highest quality non U.S. dollar-denominated debt obligations of foreign issuers (limited to the four highest ratings as determined by Moody’s, S&P or an equivalent rating at the time of purchase) and do not exceed 20% of the Income Fund’s total assets and up to 10% of the Income Fund’s total assets may be invested in non-U.S. denominated investments via foreign currency transactions and unhedged foreign currency denominated bonds.

Generally, the average duration of the U.S. portion of the Fund will range within 25% of the Barclays U.S. Aggregate Bond Index’s duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Income Fund may be shortened. The Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody’s, S&P or an equivalent rating).

Up to 25% of the Income Fund’s total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S. dollar denominated and non-U.S. dollar denominated debt obligations of U.S. and non-U.S. issuers, including emerging market issuers, rated below BBB (by Moody’s, S&P or an equivalent rating) and derivatives.

The Income Fund may invest in mortgage- and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a subadviser may need to reinvest the proceeds from the securities at a lower interest rate. This could lower a Fund’s return and result in losses to a Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks. For a more detailed description of mortgage- and asset-backed securities, see the SAI of the Trust.

The Income Fund may invest in mortgage securities that may be affected by the downturn in the sub-prime mortgage market. Sub-prime loans, which tend to have higher interest rates, are made to borrowers who do not qualify for prime rate loans because of their low credit ratings or other factors that suggest that they have a higher probability of defaulting. The downturn in the sub-prime market has had, and may continue to have, a far-reaching impact on the broader securities market. The reduced investor demand for sub-prime securities has created liquidity and valuation issues with respect to these securities and other mortgage-related securities. The Fund’s investments in mortgage-related securities may be impacted by the downturn in the sub-prime mortgage market and may cause a decrease in the overall value of the Fund.

Currently, Wilshire has retained Western Asset, and its affiliate, WAML to manage the Income Fund. The basic investment philosophy of each subadviser is described below.

Western Asset’s core plus strategy seeks to provide investment results that exceed the performance of the Barclays Capital Index. The Barclays Capital Index is a widely recognized measure of the aggregate U.S. bond market. This strategy seeks to maximize total return by investing primarily in fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal and interest by the U.S. government and its agencies and instrumentalities, mortgage-related securities and money market instruments.

Western Asset will determine the relative portion of the Income Fund’s assets allocated to foreign securities. These foreign assets will be invested at the discretion of WAML. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes to be relevant.

You may lose money by investing in the Income Fund. In addition, investing in the Income Fund involves the following principal risks:

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to a fund. The credit risk of the Income Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of a fund’s securities, the higher a fund’s risk, all other factors such as maturity being equal.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities’ prices rise or fall inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on fixed income securities and could negatively affect a fund's net asset value.

Market Risk. For debt securities, market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Portfolio Strategy Risk. The investment performance of the Income Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that a fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of a fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund’s strategy can lead to substantial differences in the sector or industry allocation of a fund relative to the market or index.

Liquidity Risk. The Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that a Fund finds to be favorable. The Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Currency Risk. Non U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When a fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), a fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent a fund uses derivatives, a fund will (to the extent required by applicable law) either segregate cash or liquid assets in the prescribed amounts or “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Valuation Risk. A fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Certain Wilshire funds are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Small Cap Fund

The Small Cap Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. Small cap companies are those companies with smaller market capitalizations, which are generally less than $3 billion at the time of purchase. The Small Cap Fund ordinarily invests in small cap equity securities and in other affiliated investment companies, including the Small Company Growth Portfolio and the Small Company Value Portfolio. As a matter of investment policy, the Small Cap Fund expects to invest 0% to 50% of its assets in the Small Company Value Portfolio and 0% to 50% of its assets in the Small Company Growth Portfolio, but no more than 70% in both funds on a combined basis.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) and Ranger Investment Management, L.P. (“Ranger”) each manage a portion of the Small Cap Fund’s portfolio. The basic investment philosophy of each subadviser is described below.

In managing its portion of the Small Cap Fund, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection Model® , a proprietary model, to seek to generate incremental returns above the Fund’s benchmark, the Russell 2000 Index, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates. Alpha is a measure of performance on a risk-adjusted basis.

Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process. In the research process, Ranger focuses on identifying small and mid capitalization U.S. equities characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation. In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance and the company’s competitive advantage. Ranger utilizes a proprietary system to identify companies that violate the firm’s sell disciplines. Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.

You may lose money by investing in the Small Cap Fund. By investing in the Small Cap Fund, an investor also assumes the same types of risks, either indirectly or directly, as investing in the Small Company Growth Portfolio and the Small Company Value Portfolio. Investing in the Small Cap Fund involves the following principal risks:

ETF Risk. ETFs in which the Small Cap Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply than larger capitalized companies.

Equity Risk. A principal risk of investing in the Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio is equity risk. This is the risk that the prices of stocks held by the Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stockholders.

Market Risk. For equity securities, stock market movements will affect the Small Cap Fund’s, the Small Company Growth Portfolio’s and the Small Company Value Portfolio’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Portfolio Strategy Risk. The investment performance of the Small Cap Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the Small Cap Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Small Cap Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Small Cap Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Small Cap Fund relative to the market or index.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Multi-Managed Fund Risk. The Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Small Cap Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

An investor in the Small Cap Fund should understand that alternatively he or she could allocate investments directly to the Small Company Growth Portfolio and the Small Company Value Portfolio. By investing indirectly in the Small Company Growth Portfolio and the Small Company Value Portfolio through the Small Cap Fund, an investor bears not only his or her proportionate share of certain expenses of the Small Cap Fund (such as operating costs), but also, indirectly, similar expenses of the Small Company Growth Portfolio and the Small Company Value Portfolio. However, shareholders of the Small Cap Fund will not be subject to duplicative advisory fees as a result of the Small Cap Fund’s investment in the Small Company Growth Portfolio and the Small Company Value Portfolio, as discussed under “Management” on page 61.

International Equity Fund

The International Equity Fund seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests in companies, wherever organized, which do business primarily outside the United States and in other affiliated investment companies, including the Wilshire International Equity Fund. As a matter of investment policy, the International Equity Fund expects to invest 0% to 55% of its assets in the Wilshire International Equity Fund. The International Equity Fund intends to diversify its investments in operating companies among several countries and to have represented in its holdings business activities in not less than three different countries. The operating companies in which the International Equity Fund primarily invests are equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The International Equity Fund may invest up to 35% of its net assets in emerging markets securities, including ETFs. The International Equity Fund may also invest in fixed-income securities of foreign governments and companies.

Currently, Wilshire has retained WCM and Thomas White to manage the International Equity Fund. The basic investment philosophy of each subadviser is described below:

WCM Investment Management (“WCM”). In investing its portion of the International Equity Fund's assets, WCM establishes portfolio guidelines for sector and industry emphasis by analyzing major trends in the global economy in order to identify those economic sectors and industries that are most likely to benefit. WCM analyzes trends in areas including demographics, global commerce, outsourcing, the growing global middle class and the proliferation of technology. WCM then develops a portfolio strategy that best capitalizes on the expected growth. In constructing its portion of the International Equity Fund's portfolio, WCM seeks non-US domiciled quality businesses with superior growth prospects, high returns on invested capital and low or no debt. WCM also requires each Trust to maintain a durable competitive advantage and strongly considers qualitative elements such as corporate culture and the strength, quality and trustworthiness of management. WCM is sensitive to valuation and seeks to avoid companies with limited or spotty histories. In selecting equity investments for the International Equity Fund, WCM typically plans to hold positions for three to five years.

WCM may sell all or a portion of its portion of the International Equity Fund's portfolio holdings when, in its opinion, one or more of the following occurs, among other reasons: (1) fundamentals deteriorate; (2) there is increased geopolitical or currency risk; (3) WCM identifies a more attractive security; or (4) the International Equity Fund experiences redemptions of shares.

Thomas White International, Ltd (“Thomas White”). Based on its research, Thomas White seeks to buy equity securities of companies at a market price that is undervalued. This strategy is intended to produce a portfolio with lower price-to-earnings and price-to-book ratios than other mutual funds. Such portfolio characteristics are typical of what are commonly referred to as “value” funds.

Companies considered attractive typically will have one or more of the following characteristics:

•	The market price of their equity securities is undervalued relative to earnings power, break-up value and inherent profitability.

•	The companies are, or may soon be, exhibiting improved financial characteristics represented by rising cash flow, return on equity, operating margins and book value.

•	The price of their equities may have recently underperformed the general market due to a low level of investor expectations regarding the earnings outlook.

•	The companies should have the strength to operate successfully through adverse business conditions.

This approach seeks out equities where current investor enthusiasm is low. Positions are normally sold when the investment community’s perceptions improve and the securities approach a market price that Thomas White believes to be fair value.

Thomas White adheres to a long-term investment approach, and it does not attempt to predict short-term changes in the general market. Under normal market conditions, Thomas White intends to invest in companies for holding periods greater than one year so the frequency of its purchases and sales generally should be below many comparable mutual funds. Lower portfolio turnover helps to reduce trading costs and shareholders’ taxes.

A high exposure to the equity market is normally maintained unless Thomas White is unable to find undervalued securities that meet its criteria. Using this investment management style, Thomas White seeks strong long-term performance, below average return volatility and portfolio resilience in difficult market environments.

The International Equity Fund has no present intention of altering its general policy of being primarily invested in foreign securities under normal conditions. However, in the event of exceptional conditions abroad, the International Equity Fund may temporarily invest all or a portion of its assets in Canadian or U.S. government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States. The reason for implementing a temporary defensive position is to avoid market losses. However, if market conditions improve, this strategy may result in reducing the potential gains from a rising market, thus reducing the International Equity Fund’s ability to achieve its investment objective.

You may lose money by investing in the International Equity Fund. By investing in the International Equity Fund, an investor also assumes the same types of risks, either directly, or indirectly, as investing in the Wilshire International Equity Fund. Investing in the International Equity Fund involves the following principal risks:

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets.

Emerging Market Risk. Stocks of companies located in emerging markets may be substantially more volatile and less liquid than stocks of companies located in more developed countries. Foreign investment risk may be particularly high to the extent the International Equity Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Equity Risk. A principal risk of investing in the International Equity Fund and the Wilshire International Equity Fund is equity risk. This is the risk that the prices of stocks held by the International Equity Fund and the Wilshire International Equity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stockholders.

ETF Risk. ETFs in which the International Equity Fund and the Wilshire International Equity Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Market Risk. For equity securities, stock market movements will affect the International Equity Fund’s and the Wilshire International Equity Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the International Equity Fund and the Wilshire International Equity Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for a subadviser, and whether or not a fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the International Equity Fund and the Wilshire International Equity Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the International Equity Fund’s and the Wilshire International Equity Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the International Equity Fund and the Wilshire International Equity Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the International Equity Fund’s and the Wilshire International Equity Fund’s strategy can lead to substantial differences in the sector or industry allocation of the International Equity Fund and the Wilshire International Equity Fund relative to the market or index.

Portfolio Turnover Risk. The International Equity Fund and the Wilshire International Equity Fund may experience high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Multi-Managed Fund Risk. The International Equity Fund and the Wilshire International Equity Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the International Equity Fund and the Wilshire International Equity Fund may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

An investor in the International Equity Fund should understand that alternatively he or she could allocate investments directly to the Wilshire International Equity Fund. By investing indirectly in the Wilshire International Equity Fund through the International Equity Fund, an investor bears not only his or her proportionate share of certain expenses of the International Equity Fund (such as operating costs), but also, indirectly, similar expenses of the Wilshire International Equity Fund . However, shareholders of the International Equity Fund will not be subject to duplicative advisory fees as a result of the International Equity Fund’s investment in the Wilshire International Equity Fund, as discussed under “Management” on page 61.

Socially Responsible Fund

The Socially Responsible Fund seeks long-term growth of capital, current income and growth of income.

The Socially Responsible Fund pursues its objective through a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S.-traded companies). The Socially Responsible Fund seeks to achieve its objective by investing in issuers that meet certain investment and socially responsible criteria. Investments in equity securities are limited to issuers which, in the subadviser’s judgment, meet the following criteria:

Socially responsible areas of focus for inclusion:

•	Companies with strong environmental management systems, eco-efficiency programs, health and safety procedures, and an overall commitment to continuously improve on environmental matters

•	Companies with competitive employee benefit initiatives, workplace programs and non-discrimination policies

•	Companies with good transparency and shareholder engagement

Socially responsible areas of exclusion based on revenues:

•	Major tobacco, alcohol and gaming device manufacturers

•	Major weapons manufacturers

•	Major nuclear power generators

•	Major pornographic content manufacturers

Wilshire allocates the Fund’s assets between two investment strategies: an appreciation strategy and a large cap core strategy.

Currently, Wilshire has retained ClearBridge to manage the Socially Responsible Fund. The basic investment philosophy of ClearBridge is described below.

Appreciation Strategy

The portfolio managers look for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. The Fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record.

In selecting individual companies for the appreciation sleeve of the Fund’s portfolio, the portfolio managers look for the following:

•	Strong or rapidly improving balance sheets

•	Recognized industry leadership

•	Effective management teams that exhibit a desire to earn consistent returns for shareholders

In addition, the portfolio managers consider the following characteristics:

•	Past growth records

•	Future earnings prospects

•	Technological innovation

•	General market and economic factors

•	Current yield or potential for dividend growth

Generally, companies in the appreciation sleeve of the Fund’s portfolio fall into one of the following categories:

•
Undervalued companies: companies with assets or earning power that are either unrecognized or undervalued. The portfolio managers generally look for a catalyst that will unlock these values. The portfolio managers also look for companies that are expected to have unusual earnings growth or whose stocks appear likely to go up in value because of market changes in the way they do business (for example, a corporate restructuring).

•
Growth at a reasonable price: companies with superior demonstrated and expected growth characteristics whose stocks are available at a reasonable price. Typically, there is strong recurring demand for these companies’ products.

The portfolio managers adjust the amount held in cash reserves depending on the portfolio managers’ outlook for the stock market. The portfolio managers will increase the Fund’s allocation to cash when, in the portfolio managers’ opinion, market valuation levels become excessive. If the Fund holds a significant portion of its assets in cash during periods of stock market increases, that could prevent the Fund from achieving its investment objective.

Large Cap Core Strategy

The large cap core sleeve of the Fund intends to pursue both growth and conservation of capital while generally seeking to maintain a fully-invested position in equities by selecting certain equity securities primarily for the growth opportunities they present and other equity securities primarily for the purpose of conserving capital. The portfolio managers look for companies they believe are able to increase earnings and dividends at an above-average rate and still retain enough cash to finance future growth in their businesses. The portfolio managers emphasize individual security selection while spreading the large cap core sleeve Fund’s investments among industries and sectors for broad market exposure.

The portfolio managers seek to construct an investment portfolio whose weighted average market capitalization is similar to the Standard & Poor’s 500 Index of Composite Stocks (“S&P 500 Index”). The portfolio managers use a fundamental analysis to identify high-quality companies — companies with an oligopoly or monopoly in their respective markets, a strong franchise and market share, a high return on equity and conservative accounting practices — and then consider whether the stocks are relatively over- or under-valued. The portfolio managers also look for a catalyst for stock price appreciation, such as good management, positive changes in strategy or improvement in the company’s competitive position. The portfolio managers favor companies with above-average growth in dividend yields because the portfolio managers believe this shows responsible use of capital on the part of the companies. The large cap core sleeve of the Fund invests for the longer term. The portfolio managers, however, continue to reappraise the Fund’s holdings, take profits or losses and raise cash to reinvest in newly emerging areas of interest, within the scope of the Fund’s large cap core sleeve investment policy.

The portfolio managers’ sell discipline is the result of the portfolio managers’ regular review of the Fund’s portfolio holdings. If a company’s fundamentals deteriorate or its business fails to meet the portfolio managers’ expectations for growth or conservation of capital, the portfolio managers evaluate the stock as a sale candidate. The portfolio managers continually assess the risk and reward profile of companies in the large cap core sleeve portfolio. The portfolio managers generally will reduce a position as risk and reward become less favorable. The portfolio managers generally will eliminate a position whose valuation becomes excessive or unsustainable. The portfolio managers may also sell a stock to substitute a similar company with a materially better risk and reward.

Once the Fund’s investment criteria have been met, ClearBridge’s fundamental research team integrates Environmental, Social, Governance (ESG) criteria by sector. In addition, rigorous proactive/supportive screening and some avoidance screening are applied to be consistent with both the financial and ESG objectives of the portfolio. Proactive or supportive screening examines issues such as progressive workplace practices, environmental innovation and community involvement. Avoidance screens exclude investments in companies that have significant involvement in the manufacture of tobacco and alcohol products, the provision of gaming services, the production of nuclear power or the manufacture of weapons. When a security that would be held in the portfolio in the underlying, unscreened investment strategy is excluded by the ESG (environmental, social, governance) integration or screening, ClearBridge invests the cash that would have been invested in that security in a related investment and/or allocates such cash to other investments held in the portfolio.

ClearBridge will review the Fund’s adherence to the socially aware investment guidelines on a quarterly basis. All stocks purchased by the Fund will meet such criteria at the time of purchase. Stocks held by the Fund may be divested prior to reaching fair value, as determined by ClearBridge, if during the quarterly review of the Fund’s investment universe, ClearBridge determines that a stock no longer meets the socially aware investment criteria.

You may lose money by investing in the Socially Responsible Fund. In addition, investing in the Socially Responsible Fund involves the following principal risks:

Socially Responsible Risk. The Socially Responsible Fund only invests in companies that meet its criteria for socially responsible investing. Because of this restriction, the investments that the subadviser may choose from may be more limited than those of a fund that is not restricted to investing in companies that meet social criteria. As a result, the subadviser may pass up opportunities to buy certain securities when it is otherwise advantageous to do so or may sell certain securities when it is disadvantageous to do so. In addition, investing in socially responsible companies may result in the Fund investing more or less in a specific sector of the economy relative to its benchmark.

Equity Risk. A principal risk of investing in the Socially Responsible Fund is equity risk. This is the risk that the prices of stocks held by the Socially Responsible Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Socially Responsible Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Socially Responsible Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Market Risk. For equity securities, stock market movements will affect the Socially Responsible Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Socially Responsible Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Portfolio Strategy Risk. The investment performance of the Socially Responsible Fund is in part dependent upon the subadviser’s skill in making appropriate investments. To the extent that the Socially Responsible Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Socially Responsible Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Socially Responsible Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Socially Responsible Fund relative to the market or index.

Portfolio Turnover Risk. A fund that trades aggressively will experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower a fund’s effective investment return.

Preferred Stock Risk. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than payments on debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities Risk. Convertible securities are fixed income securities that may be converted at a stated price within a specific period of time into a certain quantity of common stock of the same or a different issuer. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and increase as interest rates declines. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

Additional Investments And Related Risks

The following provides additional information on various types of instruments in which the Funds may invest and their associated risks. Because the Balanced Fund invests in shares of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund, the Balanced Fund indirectly invests in the same investments as listed for those underlying funds. Because the Equity Fund invests in shares of the Large Company Growth Portfolio and the Large Company Value Portfolio, the Equity Fund indirectly invests in the same investments as listed for those underlying funds. Because the International Equity Fund invests in shares of the Wilshire International Equity Fund, the International Equity Fund indirectly invests in the same investments as listed for the underlying fund. Because the Small Cap Fund invests in shares of the Small Company Growth Portfolio and the Small Company Value Portfolio, the Small Cap Fund indirectly invests in the same investments as listed for those underlying funds. For a more detailed description of the various types of instruments in which the Funds may invest and their associated risks, please see the section entitled “Description of Securities and Risks” in the Statement of Additional Information (“SAI”).

Money Market Instruments. Under normal market conditions, the Equity Fund, the Balanced Fund, the Income Fund, the Small Cap Fund and the Socially Responsible Fund intend to be fully invested. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if a subadviser determines that market conditions warrant, the Funds may also invest, without limitation, in high quality U.S. dollar-denominated money market instruments. The reason for implementing a temporary defensive position is to avoid market losses. However, if market conditions improve, this strategy may result in reducing the potential gains from market upswings, thus reducing a Fund’s ability to achieve its investment objective.

The International Equity Fund and the Wilshire International Equity Fund may purchase foreign money market instruments, including, but not limited to, bankers’ acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

ADRs, EDRs and GDRs. The Small Cap Fund, the International Equity Fund, the Wilshire International Equity Fund and the Socially Responsible Fund may each invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations, as described below under “Foreign Securities.”

Foreign Securities. The International Equity Fund, the Income Fund, the Wilshire International Equity Fund, the Small Cap Fund and the Socially Responsible Fund may invest in foreign securities. Investing outside the United States involves economic and political considerations not typically applicable to U.S. markets. These considerations, which may favorably or unfavorably affect a Fund’s investment performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to a Fund or the Wilshire International Equity Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are heightened in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management.

Forward Foreign and Currency Exchange Contracts. The International Equity Fund, the Income Fund and the Wilshire International Equity Fund may invest in foreign currencies. The Income Fund may enter into forward foreign currency exchange contracts (“forward contracts”) up to 20% of the value of its total net assets. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The agreed price may be fixed or within a specified range of prices. The Income Fund also may enter into foreign currency futures contracts and foreign currency options up to 15% of the value of total net assets. Foreign currency futures contracts are standardized contracts traded on commodities exchanges that involve an obligation to purchase or sell a predetermined amount of currency at a predetermined date at a specified price.

High-Yield (High-Risk) Securities. The Income Fund may invest in fixed income or convertible securities rated lower than “Baa” by Moody’s or “BBB” by S&P, or unrated securities of comparable quality, which are commonly referred to as “junk bonds” or “high-yield/high-risk” securities. These securities are considered speculative and generally involve a higher risk of loss of principal and income than higher-rated, investment grade securities. The value of these securities generally fluctuates more than those of higher-rated securities. The value of high-yield, high-risk securities may also be influenced by the bond market’s perception of an issuer’s credit quality or its outlook for economic growth. As with any other asset in the Fund’s portfolio, any reduction in the value of such securities would be reflected in the net asset value of the Fund. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal and interest on its holdings. As a result of the associated risks, successful investments in high-yield (high-risk) securities will be more dependent on the subadvisers’ credit analysis than generally would be the case with investments in investment grade securities. Lower-quality securities tend to be less liquid than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Illiquid Securities. Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to the following limits. Each of the Small Cap Fund, the International Equity Fund, the Wilshire International Equity Fund and the Socially Responsible Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Each of the Balanced Fund and the Income Fund may invest up to 10% of its net assets in illiquid securities and may not invest in “restricted securities” except for Rule

144A securities. The Small Cap Fund, the International Equity Fund, the Wilshire International Equity Fund, the Socially Responsible Fund and Income Fund may purchase securities which are not registered under the Securities Act of 1933 (the “1933 Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act if they are determined to be liquid. Any such security will be considered liquid so long as it is determined by a subadviser that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund or the Wilshire International Equity Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. As a matter of operating policy, each Fund and the Wilshire International Equity Fund will invest only in Rule 144A securities that are deemed to be liquid, and will limit its investment in Rule 144A securities to 20% of its net assets. The Equity Fund may not invest in illiquid or restricted securities or securities not fully marketable. If a Fund or the Wilshire International Equity Fund exceeds the limits specified above, the Fund will take prompt steps to reduce its holdings in illiquid securities.

Adjustable Rate Mortgage Securities. The Income Fund may invest in adjustable rate mortgage securities. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates.

Options and Futures Contracts. The Income Fund, the Small Cap Fund, the International Equity Fund and the Socially Responsible Fund may invest in options and futures. The Equity Fund may invest in futures. Options are the right, but not the obligation to buy or sell a specified amount of securities or other assets on or before a fixed date. Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Income Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Fund, cross-hedging. The Small Cap Fund, International Equity Fund and Socially Responsible Fund may also invest in financial futures contracts and options on futures contracts to commit funds awaiting investment in securities or maintain cash liquidity or for other risk management purposes.

Securities Lending. The Equity Fund, the Income Fund, the Small Cap Fund, the International Equity Fund, the Socially Responsible Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund each may lend its investment securities in an amount of up to 33⅓% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions. Any loss in the market price of securities loaned by a Fund that occurs during the term of the loan would be borne by a Fund and would affect a Fund’s investment performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by a Fund’s delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower. The Trust’s Board of Trustees will make arrangements to vote or consent with respect to a material event affecting portfolio securities on loan. The Balanced Fund may not make loans to other persons, except by the purchase of obligations in which a Fund is authorized to invest.

When-Issued Purchases and Forward Commitments. The Equity Fund, the Small Cap Fund, the International Equity Fund, the Wilshire International Equity Fund, the Socially Responsible Fund and the Income Fund each may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock in as price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

Warrants. The Small Cap Fund and Income Fund may invest in warrants, which are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. The value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

MANAGEMENT

Wilshire Associates Incorporated (“Wilshire”) serves as the investment adviser to the Trust. The overall responsibility for the supervision of the affairs of the Funds rests with the Board of Trustees. As described below, the Board of Trustees has approved contracts with others to provide certain services to the Funds.

Investment Adviser

Since March 1, 1999, the Trust has employed Wilshire to manage the investment and reinvestment of the assets of the Equity Fund, Balanced Fund, Income Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund and to continuously review, supervise and administer the Funds’ investment programs under an Investment Advisory Agreement dated March 1, 1999, as amended from time to time. Wilshire’s principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085. Wilshire was formed in 1972 and as of December 31, 2013, total assets under advisement were $127 billion. Wilshire also provides investment technology products and investment consulting and provides equity investment services. Wilshire conducts its investment decision-making through an investment committee structure. The investment committee consists of senior level investment professionals with significant investment experience. As of the date of the Prospectus, the investment committee is comprised of Cleo Chang, Jason Schwarz, James St. Aubin, Helen Webb-Thompson, Jonathan Miles, Mannik Dhillon, Nathan Palmer, Ramon Gonzalez, Robert Noe and Erin Simpson. Cleo Chang is chairman of the investment committee.

Wilshire’s duties under the Investment Advisory Agreement include providing a continuous investment program for each Fund or recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for each Fund or a portion of such Fund’s assets designated from time to time by Wilshire, including investment, research and management with respect to all securities and investments and cash equivalents for a Fund or a designated portion of such Fund’s assets. Wilshire also reviews, monitors and reports to the Board of Trustees regarding the investment performance and investment procedures of each subadviser and assists and consults with each subadviser in connection with a Fund’s continuous investment program. In addition, Wilshire maintains books and records with respect to its services under the Investment Advisory Agreement and furnishes the Board of Trustees with such periodic and special reports as the Board of Trustees may request.

In its oversight of the investment program of the Funds, Wilshire may manage the Funds directly or select investment managers as subadvisers to manage each Fund’s assets. If Wilshire selects subadvisers, Wilshire will determine the allocation of each Fund’s assets among those selected subadvisers. Wilshire selects subadvisers based upon a due diligence process that focuses on, but is not limited to, the subadviser’s philosophy and process, people and organization, resources and performance. Wilshire has discretion to select, retain and discharge the subadvisers with approval from the Trust’s Board of Trustees. Wilshire may take these actions with respect to subadvisers at any time without shareholder approval.

Wilshire selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating subadvisers, and therefore, Wilshire does not anticipate frequent changes in the subadvisers. Criteria for employment of subadvisers includes, but are not limited to, a subadviser’s philosophy and process, people and organization, resources and performance. Subadvisers may have different investment styles and security selection disciplines.

Wilshire monitors the investment performance of each subadviser of the Funds and, to the extent it deems appropriate to achieve the Funds’ investment objectives, reallocates assets among individual subadvisers or recommends the employment or termination of particular subadvisers.

Pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), Wilshire, without shareholder approval, as normally would be required under the 1940 Act, may replace, add or remove subadvisers and enter into sub-advisory agreements with these subadvisers upon approval of the Board of Trustees. Within 90 days of the hiring of any new subadviser or the implementation of any material change to a subadvisory agreement, shareholders will be furnished with an information statement that contains all information that would be included in a proxy statement regarding the new subadviser or sub-advisory agreement, except as modified by exemptive relief. Moreover, Wilshire will not enter into a subadvisory agreement with any subadviser that is an “affiliated person,” as defined in the 1940 Act, of the Trust or Wilshire, other than by reason of serving as a subadviser to one or more of the Funds, without shareholder approval. In addition, whenever a subadviser is hired or fired, Wilshire will provide the Board of Trustees with information showing the expected impact on Wilshire’s profitability and will report such impact quarterly.

Each subadviser’s fees will be paid by Wilshire out of the advisory fees that Wilshire receives from each of the Funds. For a Fund with multiple subadvisers, the fees paid to a subadviser will depend upon the fee rate negotiated with Wilshire and upon the percentage of the Fund’s assets allocated to that subadviser by Wilshire, which may vary from time to time. Thus, the basis for fees paid to any such subadviser will not be constant, and the relative amounts of fees paid to the various subadvisers of a Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed based on the terms described above. Wilshire may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to Wilshire. Because Wilshire will pay each subadviser’s fees out of its own fees from the Funds, there will not be any “duplication” of advisory fees paid by the Funds.

Shareholders should recognize, however, that in engaging new subadvisers and entering into sub-advisory agreements, Wilshire will negotiate fees with those subadvisers and, because these fees are paid by Wilshire and not directly by each Fund, any fee reduction negotiated by Wilshire may inure to Wilshire’s benefit and any increase may inure to its detriment. The fees paid to Wilshire by the Funds and the fees paid to the subadvisers by Wilshire are considered by the Board of Trustees in approving the Funds’ advisory and sub-advisory arrangements. Any change in the advisory fees paid by a Fund to Wilshire would require shareholder approval.

Information regarding the Board of Trustees’ approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreements of the Equity Fund, Balanced Fund, Income Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund is included in the Annual Report to Shareholders dated December 31, 2013 (with the exception of the approval of the Investment Sub-Advisory Agreements for the Equity Fund, which is included in the Semi-Annual Report to shareholders dated June 30, 2013.)

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, Wilshire receives a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate on the First $1 Billion of Fund Assets	Rate on Fund Assets in Excess of $1 Billion
Equity Fund	0.70%*	0.60%*
Balanced Fund	0.55%**	0.45%**
Income Fund	0.55%	0.45%
Small Cap Fund***	1.15%	1.05%
International Equity Fund****	1.00%	0.90%
Socially Responsible Fund	0.85%	0.75%

Based on these rates, Wilshire received the following fees based on each Fund’s average daily net assets for the fiscal year ended December 31, 2013:

Fund	Rate as a % of average daily net assets of the Fund
Equity Fund	0.26%*
Balanced Fund	0.00%**
Income Fund	0.55%
Small Cap Fund*****	0.60%***
International Equity Fund*****	0.67%****
Socially Responsible Fund	0.85%

*
Wilshire receives directly from the Equity Fund a fee based on average daily net assets of the Equity Fund that are not invested in the Large Company Growth Portfolio and the Large Company Value Portfolio.

**
The Balanced Fund operates under a “fund of funds” structure. The Balanced Fund primarily invests in shares of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. Wilshire receives directly from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. The Adviser did not receive fees from the Balanced Fund during the year ended December 31, 2013.

***
Wilshire receives directly from the Small Cap Fund a fee based on average daily net assets of the Small Cap Fund that are not invested in the Small Company Growth Portfolio and the Small Company Value Portfolio.

****	Wilshire receives directly from the International Equity Fund a fee based on average daily net assets of the International Equity Fund that are not invested in the Wilshire International Equity Fund.

*****
For the period January 1, 2013 through October 31, 2013, Wilshire voluntarily waived 0.20% and 0.20% of its advisory fees for the Small Cap Fund and the International Equity Fund, respectively. Effective November 1, 2013, Wilshire replaced the voluntary waiver with a contractual management fee waiver of 0.20% and 0.20% of its advisory fees based on average daily net assets that are not invested in affiliated underlying funds through April 30, 2015 for the Small Cap Fund and the International Equity Fund, respectively.

Through consulting and other arrangements similar to the Funds’ “manager of managers” approach, Wilshire has also provided the same types of services to registered investment companies as provided under the Investment Advisory Agreement.

The Subadvisers

Each subadviser serves pursuant to a sub-advisory agreement with Wilshire. Wilshire uses a “manager of managers” approach for all the Funds, except the Balanced Fund, by which Wilshire allocates each Fund’s assets among one or more “specialist” subadvisers. The assets of the Equity Fund are managed by Santa Barbara and TWIN. The assets of the Income Fund are managed by Western Asset and WAML. WAML will manage the Income Fund’s assets allocated by Western Asset to foreign securities. Los Angeles Capital and Ranger serve as the subadvisers for the Small Cap Fund. WCM and Thomas White serve as the subadvisers for the International Equity Fund. ClearBridge serves as the subadviser for the Socially Responsible Fund. A portion of the Equity Fund’s assets are allocated to the Large Company Growth Portfolio and the Large Company Value Portfolio. See information on the Large Company Growth Portfolio and the Large Company Value Portfolio for the relevant subadvisers of those portfolios. A portion of the Balanced Fund’s assets are allocated to the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. See information on the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund for the relevant subadvisers of the those funds. A portion of the International Equity Fund’s assets are allocated to the Wilshire International Equity Fund. See information on the Wilshire International Equity Fund for the relevant subadvisers for that fund. A portion of the Small Cap Fund’s assets are allocated to the Small Company Growth Portfolio and the Small Company Value Portfolio. See information on the Small Company Growth Portfolio and the Small Company Value Portfolio for the relevant subadvisers of those funds.

For Funds with multiple subadvisers, Wilshire has discretion over the percentage of assets allocated to each subadviser, and to the extent Wilshire deems appropriate to achieve a Fund’s investment objective, may reallocate the percentage of a Fund’s assets overseen by each subadviser at any time.

Santa Barbara

Wilshire has entered into a subadvisory agreement with Santa Barbara dated February 25, 2013, to manage a portion of the Equity Fund, subject to the supervision of Wilshire and the Board. Santa Barbara is located at 2049 Century Park East, 17th Floor, Los Angeles, CA 90067. As of December 31, 2013, Santa Barbara managed approximately $6.3 billion in assets, which includes approximately $1.9 billion in Unified Managed Account (“UMA”) assets. James Boothe is Chief Investment Officer of Santa Barbara and the portfolio manager of Santa Barbara’s portion of the Equity Fund. Mr. Boothe joined Santa Barbara in 2002 and previously was a Portfolio Manager with USAA Investment Management. Mr. Booth provides portfolio management services to 3,184 portfolios directly or as part of a team on a day-to-day basis. Santa Barbara is a subsidiary of Nuveen Investments, Inc. (“Nuveen”). Nuveen is an indirect subsidiary of Windy City Investments Holdings, LLC (“Holdings”), LLC, a holding company formed by equity investors led by Madison Dearborn Partners, LLC (“MDP”), a private equity firm. Equity investors of Holdings include certain MDP private equity divisions of U.S. Bancorp and other financial services companies. On April 14, 2014, TIAA-CREFF, a national financial services organization, announced it had entered into an agreement to acquire Nuveen.  The transaction is expected to be consummated by the end of 2014.

As a result of the facts described above, MDP is considered a “control person” of Santa Barbara under the Investment Advisers Act of 1940, as amended (“Advisers Act”); an “affiliated person” of Santa Barbara under the Investment Company Act of 1940; and an “affiliate” of Santa Barbara under the Employee Retirement

Income Security Act of 1974 (“ERISA”). With respect to Santa Barbara except for MDP, no other investor in Holdings is subject to restrictions arising from such status under the Advisers Act, Investment Company Act and ERISA, respectively.

Neither MDP nor the other investors in Holdings will have any involvement in the day-to-day investment or other business operations of Santa Barbara, including with respect to Santa Barbara ‘s investment and voting determinations on behalf of clients. Santa Barbara exercises its own independent investment and voting discretion in accordance with its investment philosophy, fiduciary duties and client guidelines.

Santa Barbara’s employees do not have direct ownership in the firm. However, the firm and its parent provide the same incentive as would direct ownership through various programs. Note that the value of this incentive is determined by increasing profitability over time rather than simple asset growth.

Santa Barbara is under common control with NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management LLC, Nuveen Fund Advisors, LLC, Gresham Investment Management, LLC, Winslow Capital Management, LLC, and Nuveen Asset Management, LLC, each an investment adviser registered with the SEC that provides services to individual and/or institutional clients (which may include registered investment companies and/or private investment funds). “Nuveen Investments” is sometimes used to refer collectively to the advisory businesses of Nuveen Investments, Inc. Certain personnel may provide services for multiple Nuveen Investments advisory affiliates. Santa Barbara and its advisory affiliates maintain procedures (including certain information barriers) designed generally to provide for independent exercise of investment and voting power. Santa Barbara ‘s arrangements with its affiliates may or may not be material to its advisory business at any particular time. Santa Barbara is also under common control with Nuveen Securities, LLC, a registered broker-dealer.

TWIN

Wilshire has entered into a subadvisory agreement with TWIN dated February 25, 2013, to manage a portion of the Equity Fund, subject to the supervision of Wilshire and the Board. TWIN, located at 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317, is a Pennsylvania corporation registered as an investment adviser with the SEC and manages assets primarily for institutions. As of December 31, 2013, TWIN managed approximately $948 million in assets under management. An investment team, comprised of portfolio managers who are supported by a dedicated research team, is primarily responsible for the day-to-day management of TWIN’s portion of the Equity Fund. The investment committee is led by Geoffrey Gerber and includes Christopher Erfort.

Geoffrey Gerber has been the President and Chief Investment Officer of TWIN since April 1990 when he founded TWIN. In his capacity as Chief Investment Officer, Mr. Gerber oversees the investment decisions for the TWIN Enhanced Equity product. Mr. Gerber received his Ph.D. in Economics from the University of Pennsylvania and serves as the Chair of the Pittsburgh UJF Foundation Investment Committee and is on the Board and Chair of the Investment Committee of the Burroughs Wellcome Foundation. Mr. Gerber also serves as member of the Investment Advisory Committee of New York State Teachers Retirement System (NYSTRS).

Christopher Erfort, who joined TWIN in January 1997, is a CFA Charter Holder and a Portfolio Manager and Senior Vice President of TWIN.

Los Angeles Capital

Los Angeles Capital, located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025, had approximately $16 billion in assets under management as of December 31, 2013.

Los Angeles Capital’s Dynamic Alpha Stock Selection Model® , a proprietary model, is used to seek to generate incremental returns above the Fund’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates. Alpha is a measure of performance on a risk-adjusted basis.

Thomas D. Stevens, CFA - Chairman, Principal; Hal W. Reynolds, CFA - Chief Investment Officer, Principal; and Daniel E. Allen, CFA - Director of Global Equities, Principal, are the senior portfolio managers for Los Angeles Capital’s allocated portion of the Small Cap Fund, the Large Company Growth Portfolio, the Large Company Value Fund, the Small Company Growth Portfolio and the Small Company Value Portfolio. From 1980 until April 2002, when Los Angeles Capital was formed, Mr. Stevens, a founding Principal of Los Angeles Capital, was employed by Wilshire Associates Incorporated, where he served as a Senior Managing Director and Principal. Previously, he directed its Equity Division before assuming responsibility for Wilshire Asset Management, which he headed for 16 years. Mr. Reynolds is one of the founding Principals of Los Angeles Capital. Prior to co-founding Los Angeles Capital, Mr. Reynolds was a Managing Director and Principal at Wilshire Associates Incorporated. In 1998, he joined Wilshire Asset Management as the Chief Investment Officer and in 1989, joined the consulting division where he served as a senior consultant to large ERISA plans. Prior to joining Los Angeles Capital in 2009, Mr. Allen, a Principal, was a Senior Managing Director and Board member of Wilshire Associates Incorporated. Mr. Allen began in the Equity Management Division in 1983, joined Wilshire’s Consulting Division in 1991, and in 1998, he moved to Europe to lead Wilshire’s Private Markets Group asset management activities in the region, where he also served on the Global Investment Committee before returning to Los Angeles in 2008 as a Management Committee member of the Private Markets Group.

Ranger

Ranger, located at 2828 N. Harwood Street, Suite 1600, Dallas, Texas 75201, had approximately $2.159 billion in assets under management as of December 31, 2013.

W. Conrad Doenges is primarily responsible for the day-to-day management of Ranger’s allocated portion of the Small Cap Fund’s and Small Company Growth Portfolio’s assets. Mr. Doenges joined Ranger in 2004 and serves as the Portfolio Manager for the firm’s small, mid and smid-cap growth strategies. Mr. Doenges also has primary research responsibility for consumer discretionary, consumer staples and producer durables companies. Prior to joining Ranger, Mr. Doenges served as a partner, Managing Director and Co-Chief Investment Officer for John McStay Investment Counsel. Mr. Doenges was employed by John McStay from 1998 to 2004.

ClearBridge

ClearBridge, 620 8th Avenue, New York, NY 10018, is registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). ClearBridge provides investment management services to institutional and retail investors. ClearBridge Investments, LLC is a wholly owned subsidiary of Legg Mason, Inc. ClearBridge was formed in 2006 by Legg Mason, Inc. (“Legg Mason”) following Legg Mason’s acquisition of substantially all of the global investment management business then known as Citigroup Asset Management from Citigroup, Inc. ClearBridge is Legg Mason’s largest equity manager, with approximately $90 billion in assets under management at December 31, 2013.

Senior Portfolio Managers Scott Glasser and Michael Kagan, along with Portfolio Manager Mary Jane McQuillen, head of the Environmental, Social and Governance (ESG) Research & Integration research team, are primarily responsible for managing the Socially Responsible Fund.

Mr. Glasser, Co-Chief Investment Officer, Managing Director andSenior Portfolio Manager, joined a predecessor organization in 1993 and has over 23 years of investment industry experience. Mr. Kagan, Managing Director and Senior Portfolio Manager joined a predecessor organization in 1994 and has over 29 years of investment experience. Ms. McQuillen, Managing Director and Portfolio Manager, ESG Investments, has 18 years of investment industry experience.

Western Asset

Western Asset Management Company (“Western”), established in 1971, is located at 385 E. Colorado Boulevard, Pasadena, California 91101. WAML was founded in 1984 and is located at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom. As of December 31, 2013, total assets under management by Western were approximately $364.7 billion and $38.6 billion by Western Asset Management Company Limited (“WAMCL”). WAMCL is affiliated with Western under common control, jointly managing an assigned portion of the Income Fund. WAMCL provides certain sub-advisory services relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. Expertise from WAMCL’s investment professionals add local sector investment experience as well as the ability to trade in local markets. Western maintains constant interaction and coordination between its investment professionals to maintain a unified and cohesive investment management approach.

Western utilizes a team-based approach to portfolio management to ensure that all portfolios, as allowed by guidelines, benefit from the expertise of all the firms’ sector specialists. S. Kenneth Leech, Chief Investment Officer, is responsible for the strategic oversight of the Income Fund’s investments and for supervising the operations and of the various sector specialist teams dedicated to the specific asset classes in which the Income Fund invests. Mr. Leech is involved in the management of all Western’s portfolios, but he is not solely responsible for particular portfolios. With respect to the Income Fund and other client accounts with a similar objective, Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan and Keith Gardner provide specialized expertise and global oversight. They are also responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

These individuals are also responsible for overseeing implementation of Western’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Messrs. Leech, Eichstaedt, Gardner, Lindbloom and Buchanan have been Portfolio Managers for Western for more than five years.

WCM

Wilshire entered into a subadvisory agreement with WCM, effective November 1, 2013, to manage a portion of the International Equity Fund, subject to the supervision of Wilshire and the Board. WCM was founded in 1976 and its principal address is 281 Brooks Street, Laguna Beach, California 92651. WCM is registered with the U.S. Securities and Exchange Commission and provides investment advice to institutional and high net worth individual clients. WCM had approximately $4 billion in assets under management as of December 31, 2013.

WCM’s portion of the International Equity Fund is team-managed by members of WCM’s Investment Strategy Group (the “ISG”), which consists of five investment professionals. Current members of the ISG are Sanjay Ayer, CFA, Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich, CFA. These managers share portfolio management responsibilities and all investment purchase and sale decisions are made by the ISG.

Paul R. Black has 30 years of investment experience. He joined WCM in 1989, and has served as WCM’s President and co-CEO since December 2004. He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Peter J. Hunkel has 15 years of investment experience. He has served as a Portfolio Manager and Business Analyst for the Advisor since 2007. He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Michael B. Trigg has 13 years of investment experience. He has served as a Portfolio Manager and Business Analyst for the Advisor since 2006. He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Kurt R. Winrich, CFA has 29 years of investment experience. He joined WCM in 1984, and has served as WCM’s Chairman and co-CEO December 2004. He is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

The SAI provides additional information about each portfolio manager’s method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund securities.

Thomas White

Thomas White, located at 440 S. LaSalle Street, Suite 3900, Chicago, Illinois 60605 had approximately $2.278 billion in assets under management as of December 31, 2013. Day to day management of Thomas White’s portion of the International Equity Fund and the Wilshire International Equity Fund is the responsibility of portfolio managers Thomas S. White, Jr., Wei Li, Ph.D, CFA, Jinwen Zhang, Ph.D, CFA and Douglas M. Jackman, CFA,.

Mr. White, President, Chief Investment Officer, and Portfolio Manager, co-founded Thomas White in 1992. He has been managing investments for 48 years and previously served as a Managing Director for Morgan Stanley Asset Management from 1979 to 1992. Mr. White has a BA in Economics from Duke University.

Mr. Li, Executive Vice President and Director of Research, joined Thomas White in 1994. He has been managing investments for 20 years and prior to joining Thomas White was a postdoctoral research assistant at Rensselaer Polytechnic Institute and a postdoctoral fellow at McGill University. Mr. Li has a BS in Mathematics from Nanjing University, a MS in Mathematics from Nanjing Normal University and a Ph.D. in Mathematics from Purdue University.

Ms. Zhang, Executive Vice President and Assistant Director of Research, joined Thomas White in 1999. She has been managing investments for 15 years. Ms. Zhang has a BS in Biochemistry from Beijing University, a MBA in Finance and Accounting from the University of Chicago and a Ph.D. in Biochemistry from Iowa State University.

Mr. Jackman, Executive Vice President, Portfolio Manager, and Senior Research Officer, joined Thomas White in 1995. He has been managing investments for 23 years and previously worked for Morgan Stanley. Mr. Jackman has an AB in Economics and an MBA from the University of Chicago.

Victory

Wilshire has entered into a subadvisory agreement with Victory, effective February l, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Board. Victory, located at 4900 Tiedeman Road, 4th Floor Brooklyn, OH 44144, is a New York corporation registered as an investment adviser with the SEC and manages assets for institutions and individuals. Victory is a wholly owned subsidiary of KeyBank National Association and KeyCorp (NYSE:KEY), a publicly-held financial services company that provides investment management, retail and commercial banking, consumer finance, and investment banking products and services to individuals and companies throughout the United States, and for certain businesses, globally. As of December 31, 2013, Victory had $18.8 billion in assets under management. An investment committee, comprised of four portfolio managers who are supported by a dedicated research team, is primarily responsible for the day-to-day management of Victory’s portion of the Large Company Growth Portfolio. The investment committee is led by Erick F. Maronak, and includes Scott R. Kefer, Jason E. Dahl and Michael B. Koskuba. Erick F. Maronak has been the Chief Investment Officer and a Senior Portfolio Manager with Victory Capital Management since July 2003. In his capacity as CIO, Mr. Maronak oversees the investment decisions for the Victory Growth product. From 1999 to July 2003, he was the Director of Research for NewBridge Partners, LLC. Scott R. Kefer is a Chartered Financial Analyst Charter Holder and a Portfolio Manager with Victory Capital Management. From 1999 to July 2003, he was a Portfolio Manager/Analyst for NewBridge Partners, LLC. Jason E. Dahl is a Chartered Financial Analyst Charter Holder and a Portfolio Manager with Victory Capital Management. From 1999 to July 2003, he was a Portfolio Manager/Analyst for NewBridge Partners, LLC. Michael B. Koskuba is a Portfolio Manager/Analyst with Victory Capital Management. From 1999 to July 2003, he was a Portfolio Manager/Analyst for NewBridge Partners, LLC.

Pzena

Wilshire entered into a subadvisory agreement with Pzena, effective December 23, 2004, as amended from time to time, to manage a portion of the Large Company Value Portfolio, subject to the supervision of Wilshire and the Board. Pzena is located at 120 West 45th Street, 20th Floor, New York, New York 10036. As of December 31, 2013, Pzena managed approximately $25 billion in assets. Pzena’s investment team and the team responsible for the day to day management of Pzena’s portion of the Large Company Value Portfolio, consists of Richard S. Pzena, John P. Goetz ,Antonio DeSpirito, III and Benjamin Silver. Mr. Pzena is the founder, Managing Principal and Chief Executive Officer and Co-Chief Investment Officer of Pzena. Prior to forming Pzena in 1995, Mr. Pzena was the Director of U.S. Equity Investments and Chief Research Officer for Sanford C. Bernstein & Company. He joined Bernstein in 1986. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer at Pzena. Prior to joining Pzena in 1996, Mr. Goetz held a range of positions at Amoco Corporation for over 14 years, most recently as the Global Business Manager for Amoco’s $1 billion polypropylene business. His prior positions include strategic planning, joint venture investments and project financing in various oil and chemical businesses. Mr. DeSpirito is a Principal and portfolio manager of large cap value at Pzena. Previously, Mr. DeSpirito was one of the portfolio managers of Pzena’s small cap value service. Prior to joining Pzena in 1996, Mr. DeSpirito was an associate in the Corporate Department at the Boston-based law firm of Ropes & Gray. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Pzena since 2001.

NWQ

Wilshire entered into a subadvisory agreement with NWQ, effective November 13, 2007, as amended from time to time, to manage a portion of the Small Company Value Portfolio, subject to the supervision of Wilshire and the Board. NWQ is located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of December 31, 2013, NWQ managed approximately $15.1 billion in assets, which includes approximately $1.6 billion in Unified Managed Account assets. Phyllis G. Thomas, CFA, is the portfolio manager of NWQ’s portion of the Small Company Value Portfolio. Ms. Thomas joined NWQ in 1990 and previously managed institutional portfolios for The Boston Company and Standard Investment Management Company. Ms. Thomas provides portfolio management services to NWQ’s small and small/mid-cap portfolios on a day-to-day basis.

Cornerstone

Wilshire has entered into a subadvisory agreement with Cornerstone effective June 1, 2010, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Board. Cornerstone is located at 3600 Minnesota Drive, Suite 70, Edina, MN 55435. Andrew S. Wyatt and Thomas G. Kamp own a majority of Cornerstone and are deemed to control it. Mr. Wyatt is Chief Executive Officer and a director of the Adviser. Thomas G. Kamp, CFA, the President, Chief Investment Officer and Portfolio Manager of Cornerstone, is also an owner of Cornerstone. As of December 31, 2013, Cornerstone managed approximately $4.792 billion in assets. Mr. Kamp, is the portfolio manager of the Large Company Growth Portfolio. Mr. Kamp joined Cornerstone in February 2006. Previously, he was a Senior Vice President and Portfolio Manager at Alliance Capital

Management from 1993-2006. He earned his MBA at Northwestern University and a BSME at Southern Methodist University.

Systematic

Wilshire has entered into a subadvisory agreement with Systematic, effective September 20, 2007, to manage a portion of the Large Company Value Portfolio, subject to the supervision of Wilshire and the Board. Systematic is located at 300 Frank W. Burr Boulevard, Glenpointe East 7th Floor, Teaneck, New Jersey 07666. Systematic was founded in 1982 as a registered investment adviser, specializing in the management of value portfolios throughout the market capitalization spectrum. Systematic’s assets under management as of December 31, 2013 were approximately $14 billion. The team of portfolio managers responsible for the day-to-day management of Systematic’s portion of the Large Company Value Portfolio’s assets is comprised of D. Kevin McCreesh and Ronald Mushock, who are also both Managing Partners of Systematic. Mr. McCreesh, Chief Investment Officer, has oversight responsibilities for all client portfolios. In addition, Mr. McCreesh serves as the lead portfolio manager for Systematic’s large and small-cap portfolios. He joined Systematic in 1996. Mr. Mushock is a Managing Partner at Systematic and has lead portfolio management responsibility for all mid and small/mid cap portfolios. Mr. Mushock joined Systematic in 1997.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of 0.25% of each Fund’s average net assets payable to SEI Investments Distribution Co. (the “Distributor”) to compensate the Distributor for distribution and other services provided to shareholders.  The Balanced Fund currently incurs 12b-1 fees on all of its assets except for those invested in the Income Fund, which resulted in 12b-1 fees of 0.16% for the fiscal year ended December 31, 2013.

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges.

PURCHASES AND REDEMPTIONS

Shares of each Fund are currently sold only to insurance company separate accounts. Previously, shares of the Equity Fund were available to the public. While Equity Fund shares may no longer be purchased by the general public, existing public shareholders may acquire additional shares through the automatic reinvestment of dividends and distributions. Shareholder subscriptions and redemptions are effected at the price based on the next calculation of net asset value per share after receipt of a request by the insurance company.

Each Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of each Fund’s shares is determined on each day the New York Stock Exchange (“NYSE”) is open for trading at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). No valuations are made for any day that the NYSE is closed. The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of a Fund less its liabilities.

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“Nasdaq”) System are valued at the Nasdaq official closing price. If there is no Nasdaq official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on Nasdaq) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities having a remaining maturity of 60 days or less, maturing at par, are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose values are considered unreliable because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a security is valued. Investments in underlying funds by the Balanced Fund, the Equity Fund, the International Equity Fund and the Small Cap Fund are valued at their net asset value as reported by the underlying fund.

Except in extraordinary circumstances and as permissible under the 1940 Act, redemption proceeds are paid on or before the seventh business day following the date the request for redemption is received.

The Funds reserve the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the Funds or the fair determination of the value of a Fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. We reserve the right to impose a redemption fee in the future.

Redemption of Equity Fund Shares by Existing Public Shareholders

The Equity Fund will redeem shares from public shareholders at the net asset value per share next determined after receipt of a redemption request. If stock certificates have been issued, the signature of each party must be signature guaranteed. If certificates are lost, the shareholder will need to submit an Affidavit of Loss form and a Lost Instrument Bond will be required. Documents may be obtained by calling the transfer agent at 1-888-200-6796. The cost for this bond must be paid by the shareholder. For redemption and re-registration requests of $50,000 and greater, the signature of each party must be signature guaranteed. For redemption and re-registration requests of any amount being sent to a payee or address other than that of record, the signature of each party must be signature guaranteed.

The Equity Fund will redeem shares from public shareholders at the net asset value per share next determined after receipt of a redemption request. You should mail redemptions requests to Wilshire Variable Insurance Trust, P.O. Box 219512, Kansas City, MO 64121-8512. If you are mailing via overnight courier, send your request to Wilshire Variable Insurance Trust, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105.

Redemption requests should identify the account by number and the name(s) in which the account is registered. The request must be signed exactly as the account is registered. On a jointly held account, all owners must sign. Provided the request is received in good form, payment for shares redeemed will be made by a Fund within seven business days of receipt. We require a signature guarantee for each signature on your redemption letter (i) if you redeem more than $50,000, (ii) if proceeds are to be paid to someone other than the registered holder of shares, or (iii) if the investor’s address of record has changed within the past 60 days. A signature guarantee can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.

Systematic Cash Withdrawal Plan

When an Equity Fund public shareholder has accumulated $5,000 or more of Equity Fund shares in his or her account, shares may be withdrawn automatically through the Systematic Cash Withdrawal Plan (the “Plan”). A shareholder may receive checks monthly, quarterly, semi-annually or annually in any amount requested, but not less than $25. In determining eligibility for the Plan, the value of a public shareholder’s account is determined at the net asset value on the date the Plan request is received in good order. Payments under the Plan will be made either on the 1st or 15th of the month, as selected by the shareholder. A sufficient number of shares will be redeemed from the shareholder’s account at the net asset value on the specified date to provide funds for payments under the Plan, thus reducing the shareholder’s account value. Depending on the amount and frequency of withdrawals, payments under the Plan may exhaust the shareholder’s account. There is no redemption charge with respect to the shares redeemed from the shareholder’s account. A Plan may be terminated upon written request. Shares issued in certificate form are not eligible for participation in the Plan.

Customer Identification Program

Record owners of the Funds are the insurance companies that offer the Funds as choices for holders of certain variable annuity contracts. The Funds have a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions, including the Funds, to obtain, verify, and record information that identifies each person who opens an account. When an insurance company opens an account, the Funds will ask for its name, address, and other information that will allow the Funds to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the Funds might request additional information (for instance, the Funds would ask for documents such as the insurance company’s articles of incorporation) to help verify the insurance company’s identity.

The Funds will not complete the purchase of any Fund shares for an account until all required and requested identification information has been provided and the application has been submitted in proper order. Once the application is determined to be in proper order, Fund purchase(s) will be effected at the net asset value per share next calculated.

The Funds may reject a new account application if the insurance company does not provide any required or requested identifying information or for other reasons.

The Funds may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase Fund shares in a shareholder’s account); suspend account services; and/or involuntarily redeem the account if the Funds think that the account is being used for fraudulent or illegal purposes by the insurance company or by the variable annuity contract owner; one or more of these actions will be taken when, at the sole discretion of the Funds, they are deemed to be in a Fund’s best interest or when a Fund is requested or compelled to do so by governmental authority or by applicable law.

The Funds may close and liquidate an account if they are unable to verify provided information, or for other reasons; if the Funds decide to close the account, the Fund shares held in the account will be redeemed at the net asset value per share next calculated after the Funds determine to close the account; the insurance company may be subject to gain or loss on the redemption of the Fund shares and the insurance company may incur federal income tax liability.

Short-Term and Excessive Trading

The Trust and the Funds are designed for long-term investors. The Funds do not accommodate short-term or excessive trading and ask the insurance companies that offer the Funds for cooperation in discouraging such trading activity through their variable annuity contracts. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to investment performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact a Fund’s net asset value and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading. Shares of the Funds are only held as the underlying investment for variable annuity contracts issued by insurance companies, and, as a result, the participating insurance companies, rather than the underlying contract owners, are the shareholders of the Funds.

The Trust is limited in its ability to enforce the Trust’s market timing trading policy because each insurance company has the relationship with, and is responsible for maintaining the account records of, the individual variable annuity contract owners. In addition, there may be legal and technical limitations on the ability of an insurance company to impose trading restrictions and to apply the Trust’s market timing trading policy to their variable annuity contract owners. As a result, there is no assurance that the Trust will be completely successful in its effort to detect or minimize market timing activity.

Under agreements that the Trust or its distributor have entered into with participating insurance companies, the Trust may request transaction information from participating insurance companies at any time in order to determine whether there has been short-term trading by the participating insurance companies’ customers. The Trust will request that the participating insurance company provide individual contract owner level detail to the Trust as its request. If short-term trading is detected at the contract owner level, the Trust will request that the participating insurance company (a) continue to monitor the contract owner, (b) issue the contract owner a warning, or (c) ban the contract owner from making further allocations to that Fund. The Trust reserves the right to reject or cancel all future purchase and exchange transactions if the Trust believes there appears to be a pattern of short-term or excessive trading activity. A participating insurance company may apply its own short-term trading policies and procedures, which may be more or less restrictive than the Trust’s policies and procedures.

The Trust has entered into shareholder information agreements with participating insurance companies. Under such shareholder information agreements, the Trust may instruct a participating insurance company to restrict or prohibit further purchases or exchanges of fund shares by a shareholder who has been identified by the Trust as having engaged in transactions of fund shares that violate policies established by the Trust for the purpose of eliminating or reducing any dilution of the value of the outstanding securities issued by the Trust.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the respective Fund at the net asset value determined on the dividend payment date.

Under current law, owners of variable annuity contracts who are indirectly invested in a Fund are not expected to be subject to federal income tax on Fund distributions or gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contracts. Tax consequences to variable annuity contract holders are described in your variable annuity contract prospectus issued by the applicable insurance company separate account.

Public shareholders of the Equity Fund may elect to receive cash dividends and will be notified of the amount and type of distribution. If a shareholder elects to receive a cash dividend and the dividend check is returned by the postal service, attempts will be made to locate the shareholder. If the attempts to locate are unsuccessful, the shareholder’s dividend option will be changed to reinvestment. For federal income tax purposes, dividends will be taxable to the shareholder whether paid in cash or reinvested in additional shares. When new shares are added to an Equity Fund public shareholder’s account through the reinvestment of dividends or when distributions occur, a confirmation statement is sent to the public shareholder showing the number of shares that were credited to the account, the net asset value per share and the total number of shares in the account.

A dividend or capital gain distribution will reduce the per share net asset value by the amount of the dividend or distribution. Shortly after the end of each year, Equity Fund shareholders will be informed of the amount of and the federal income tax treatment of all distributions made during the year. Shareholders must determine for themselves the applicability of federal, state and local taxes to dividends and distributions received on Equity Fund shares.

Equity Fund public shareholders who sell or exchange their Equity Fund shares will generally recognize gain or loss for federal income tax purposes in an amount equal to the difference between the net proceeds of the sale and their adjusted tax basis in the shares sold. Such gain or loss will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and if not held for such period, as short-term capital gain or loss.

By law, a Fund must withhold 28% of your distributions and proceeds paid to you if you do not provide your correct taxpayer identification number, or make required certifications, or if the Internal Revenue Service instructs a Fund to do so.

This summary of federal income tax consequences is intended for general information only. Investors and prospective investors should consult their own tax advisers concerning the federal, state, local and foreign tax consequences of an investment in a Fund.

Additional information on these and other federal income tax matters relating to the Funds and their shareholders is included in the section entitled “Federal Income Tax Matters” in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown. The information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report for 2013, along with each Fund’s financial statements, is included in the 2013 annual report, which is available upon request.

Equity Fund

For a Fund Share Outstanding Throughout Each Year

	Year Ended December 31,
	2013		2012		2011	2010	2009
Net asset value, beginning of year	$19.91		$17.51		$18.29	$16.52	$13.52

Income/(loss) from investment operations:
Net investment income1	0.13		0.16		0.24	0.13	0.14
Net realized and unrealized gain/(loss) on investments and futures contracts	5.91	5	2.41	4	(0.76)	1.78	3.05
Total from investment operations	6.04		2.57		(0.52)	1.91	3.19

Less distributions:
From net investment income	(0.35)		(0.17)		(0.26)	(0.14)	(0.19)
From capital gains	0.00		0.00		0.00	0.00	0.00
Total distributions	(0.35)		(0.17)		(0.26)	(0.14)	(0.19)
Net asset value, end of year	$25.60		$19.91		$17.51	$18.29	$16.52
Total return2	30.36%		14.66%		(2.87)%	11.58%	23.57%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$219,969		$188,422		$183,279	$209,813	$207,719
Operating expenses including reimbursement/waiver and including fees paid indirectly†	0.69%		0.79%		0.82%	0.83%	1.16%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly†	0.69	%3	0.79	%3	0.82%	0.83%	1.16%
Net investment income	0.55%		0.82%		1.32%	0.81%	0.97%
Portfolio turnover rate	241	%6	47%		149%	81%	350%

†	These ratios do not include expenses from the underlying funds.

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
Had the ratio of operating expenses excluding reimbursement/waiver and excluding fees paid indirectly included these expense offsets, the ratio would have remained at 0.69% and 0.79% for 2013 and 2012, respectively.

4	Amount includes capital gains distributions from the Wilshire International Equity Fund (formerly, the Wilshire Large Cap Core Plus Fund). The amount of these distributions represents $0.25 per share.

5
Amount includes capital gains distributions from the Wilshire Large Company Growth Portfolio and the Wilshire Large Company Value Portfolio. The amount of these distributions represents $0.65 per share.

6	Includes the effect of in-kind transactions.

Balanced Fund

For a Fund Share Outstanding Throughout Each Year

Year Ended December 31,
2013	2012	2011	2010	2009
Net asset value, beginning of year	$16.68	$15.42	$15.99	$14.71	$12.87

Income/(loss) from investment operations:
Net investment income1	0.15	0.27	0.52	0.41	0.30
Net realized and unrealized gain/(loss) on investments	2.90	4	1.60	3	(0.62)	1.20	2.02
Total from investment operations	3.05	1.87	(0.10)	1.61	2.32

Less distributions:
From net investment income	(0.31)	(0.61)	(0.47)	(0.33)	(0.48)
From capital gains	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.31)	(0.61)	(0.47)	(0.33)	(0.48)
Net asset value, end of year	$19.42	$16.68	$15.42	$15.99	$14.71
Total return2	18.31%	12.11%	(0.65)%	10.92%	18.03%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$157,820	$148,169	$150,825	$168,894	$166,884
Operating expenses including reimbursement/waiver and including fees paid indirectly†	0.29%	0.18%	0.17%	0.18%	0.22%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly†	0.29%	0.18%	0.17%	0.18%	0.22%
Net investment income	0.85%	1.61%	3.22%	2.67%	2.21%
Portfolio turnover rate	151	%5	7%	21%	12%	46%

†	These ratios do not include expenses from the underlying funds.

1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
Amount includes capital gains distributions received by the Fund from the Wilshire International Equity Fund (formerly, the Wilshire Large Cap Core Plus Fund). The amount of these distributions represents $0.21 per share.

4
Amount includes capital gains distributions from the Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value and the Wilshire International Equity Fund . The amount of these distributions represents $0.44 per share.

5	Includes the effect of in-kind transactions.

Income Fund

For a Fund Share Outstanding Throughout Each Year

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.16	$11.69	$11.87	$11.49	$10.63

Income/(loss) from investment operations:
Net investment income1	0.17	0.21	0.29	0.37	0.40
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(0.43)	0.65	0.53	0.68	1.01
Total from investment operations	(0.26)	0.86	0.82	1.05	1.41

Less distributions:
From net investment income	(0.28)	(0.37)	(0.49)	(0.43)	(0.55)
From capital gains	0.00	(0.02)	(0.51)	(0.24)	0.00
Total distributions	(0.28)	(0.39)	(1.00)	(0.67)	(0.55)
Net asset value, end of year	$11.62	$12.16	$11.69	$11.87	$11.49
Total return2	(2.16)%	7.31%	6.92%	9.11%	13.29%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$71,690	$80,166	$79,748	$106,762	$100,575
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.19%	1.10%	1.08%	1.08%	1.08%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.19%	1.10%	1.08%	1.08%	1.08%
Net investment income	1.38%	1.74%	2.34%	3.02%	3.49%
Portfolio turnover rate	330%	307%	398%	302%	318%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

Small Cap Fund

For a Fund Share Outstanding Throughout Each Year

	Year Ended December 31,
	2013		2012		2011	2010	2009
Net asset value, beginning of year	$14.97		$14.01		$14.10	$11.17	$8.70

Income/(loss) from investment operations:
Net investment loss1	(0.09)		(0.02)		(0.15)	(0.12)	(0.09)
Net realized and unrealized gain on investments	6.12	4	0.98		0.06	3.05	2.56
Total from investment operations	6.03		0.96		(0.09)	2.93	2.47
Net asset value, end of year	$21.00		$14.97		$14.01	$14.10	$11.17
Total return2	40.28%		6.85%		(0.64)%	26.23%	28.39%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$44,752		$35,299		$36,501	$40,932	$34,954
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.24%		1.38%		1.46%	1.53%	1.63%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.37	%3	1.60	%3	1.67%	1.76%	1.86%
Net investment loss	(0.52)%		(0.13)%		(1.03)%	(0.98)%	(0.98)%
Portfolio turnover rate	257	%5	100%		266%	138%	174%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
Had the ratio of operating expenses excluding reimbursement/waiver and excluding fees paid indirectly included these expense offsets, the ration would have been 1.36% and 1.58% for 2013 and 2012 respectively.

4
Amount includes capital gains distributions from the Wilshire Small Company Growth Portfolio and the Wilshire Small Company Value Portfolio. The amount of these distributions represents $0.31 per share.

5	Includes the effect of in-kind transactions.

International Equity Fund

For a Fund Share Outstanding Throughout Each Year

	Year Ended December 31,
	2013		2012	2011	2010	2009
Net asset value, beginning of year	$12.49		$10.79	$12.67	$11.67	$9.05

Income/(loss) from investment operations:
Net investment income1	0.20		0.23	0.20	0.15	0.16
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.44	3	1.74	(1.94)	1.02	2.65
Total from investment operations	1.64		1.97	(1.74)	1.17	2.81

Less distributions:
From net investment income	(0.11)		(0.27)	(0.14)	(0.17)	(0.19)
Total distributions	(0.11)		(0.27)	(0.14)	(0.17)	(0.19)
Net asset value, end of year	$14.02		$12.49	$10.79	$12.67	$11.67
Total return2	13.12%		18.33%	(13.74)%	10.04%	31.02%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$36,116		$58,969	$52,811	$39,081	$37,658
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.43%		1.37%	1.54%	1.56%	1.64%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.59%		1.57%	1.74%	1.76%	1.84%
Net investment income	1.51%		2.01%	1.68%	1.27%	1.61%
Portfolio turnover rate	194	%4	27%	40%	29%	29%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Amount includes capital gains distributions from the Wilshire International Equity Fund . The amount of these distributions represents $0.13 per share.

4	Includes the effect of in-kind transactions.

Socially Responsible Fund

For a Fund Share Outstanding Throughout Each Year

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.40	$10.82	$11.07	$10.01	$8.37

Income/(loss) from investment operations:
Net investment income1	0.09	0.13	0.09	0.08	0.11
Net realized and unrealized gain/(loss) on investments	3.51	1.56	(0.25)	1.10	1.69
Total from investment operations	3.60	1.69	(0.16)	1.18	1.80

Less distributions:
From net investment income	(0.16)	(0.11)	(0.09)	(0.12)	(0.16)
From capital gains	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.16)	(0.11)	(0.09)	(0.12)	(0.16)
Net asset value, end of year	$15.84	$12.40	$10.82	$11.07	$10.01
Total return2	29.01%	15.61%	(1.45)%	11.76%	21.51%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$56,223	$48,457	$47,172	$52,754	$51,628
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.32%	1.32%	1.31%	1.31%	1.36%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.32%	1.32%	1.31%	1.31%	1.36%
Net investment income	0.66%	1.12%	0.82%	0.77%	1.23%
Portfolio turnover rate	21%	22%	32%	53%	182%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

ADDITIONAL INFORMATION

Public Shareholder Communications

To ensure receipt of communications related to investments in the Equity Fund, public shareholders must notify the Equity Fund of address changes. Notices of a change in address may be sent to the Wilshire Variable Insurance Trust, P.O. Box 219512, Kansas City, MO 64121-8512.

Shareholder Inquiries

For questions concerning investments in the Funds, please contact your insurance company or contact the Funds by calling 1-888-200-6796 or by mail at Wilshire Variable Insurance Trust, P.O. Box 219512, Kansas City, MO 64121-8512.

Voting Rights

The Funds are available exclusively as a pooled funding vehicle for variable life insurance policies and variable annuity contracts (each a “Contract”) offered by the separate accounts, or sub-accounts thereof, of certain life insurance companies (“Participating Insurance Companies”). The Participating Insurance Companies own shares of a Fund as depositors for the owners of their respective Contracts (each a “Contract Owner”). Thus, individual Contract Owners are not the “shareholders” of a Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. Each Participating Insurance Company will offer to Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts. A Participating Insurance Company must vote the shares of a Fund held in its name as directed. If a Participating Insurance Company does not receive voting instructions for all of the shares of a Fund held under the Contracts, it will vote all of the shares in the relevant separate accounts with respect to a proposal, for, against, or abstaining, in the same proportion as the shares of such Fund for which it has received instructions from Contract Owners (i.e., echo voting). As a result, a small number of Contract Owners may determine the outcome of a proposal.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Additional Information

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The financial statements included in the Funds’ annual reports are incorporated by reference into this prospectus, which means that they are part of this prospectus for legal purposes.

The SAI contains more detailed information about the Funds. The current SAI has been filed with the SEC and is incorporated by reference into this prospectus, which means that it is part of this prospectus for legal purposes.

To receive without charge, a copy of the annual and/or semi-annual reports of the Wilshire Variable Insurance Trust and/or a copy of the SAI for the Wilshire Variable Insurance Trust, please write to the address indicated below or call 1-888-200-6796:

Wilshire Variable Insurance Trust
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105

The Funds’ annual and semi-annual reports and SAI are available on the Funds’ website at www.advisor.wilshire.com/vit.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Also, information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549.

No person has been authorized to give any information or to make any representations not contained in this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

Investment Company Act File No. 811-07917

WIL-PS-005-0600

Prospectus		May 1, 2014
W I L S H I R E
VARIABLE INSURANCE TRUST
Wilshire 2015 ETF Fund Wilshire 2025 ETF Fund Wilshire 2035 ETF Fund
Shares of Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies.
Wilshire Variable Insurance Trust 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

Wilshire 2015 ETF Fund
Investment Objective

The Wilshire 2015 ETF Fund’s (“2015 ETF Fund” or “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter the 2015 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fees and Expenses of the 2015 ETF Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the 2015 ETF Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.14%
Gross Annual Expenses	0.88%
Less Fee Waiver/Expense Reimbursement1	(0.14%)
Total Annual Fund Operating Expenses	0.74%

(1)
Wilshire has contractually agreed to waive Management Fees and/or reimburse expenses for the Fund through April 30, 2015, so that the Total Annual Operating Expenses for the Fund, excluding the fees and expenses of the ETFs, will not exceed 0.60% (the “Expense Limitation” ). Wilshire may recoup the amount of any management fee waived/ or expenses reimbursed within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing Expense Limitation.

Example: This example is intended to help you compare the cost of investing in the 2015 ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the 2015 ETF Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$267	$474	$1,071

Portfolio Turnover

The 2015 ETF Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the 2015 ETF Fund’s performance. During the most recent fiscal year, the 2015 ETF Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

3

Principal Investment Strategies

The 2015 ETF Fund operates under a fund of funds structure. The 2015 ETF Fund seeks to achieve its investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds (“ETFs”), which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies.

In managing the 2015 ETF Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2015 ETF Fund invests in the ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2015 ETF Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2015 ETF Fund is 49% invested in ETFs which invest in fixed income securities and 51% invested in ETFs which invest in equity securities. Approximately 15 years after 2015, the 2015 ETF Fund’s target asset allocation will be approximately 73% invested in ETFs which invest in fixed income securities and 27% in ETFs which invest in equity securities.

Principal Risks

You may lose money by investing in the 2015 ETF Fund. In addition, by investing in the Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the ETFs. For the 2015 ETF Fund, the risks are as follows:

ETF Risk. ETFs in which the 2015 ETF Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Fund of Funds Risk. The Fund invests in ETFs. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to certain ETFs due to fund of funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

4

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

5

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

6

Performance

The information below provides an illustration of how the 2015 ETF Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the 2015 ETF Fund by showing the changes in the 2015 ETF Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five-year and since inception periods compare with a broad-based securities market index and an additional index with characteristics relevant to the Fund. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The 2015 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 12.34% (quarter ended 9/30/09) and the lowest return for a quarter was (11.00)% (quarter ended 12/31/08).

Average Annual Total Returns (periods ended December 31, 2013)	Inception Date	1 year	5 years	Since Inception
2015 ETF Fund	5/1/06	10.38%	11.10%	4.63%
Wilshire 5000 IndexSM (reflects no deduction for fees, expenses or taxes)	5/1/06	33.09%	18.59%	7.06%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses or taxes)	5/1/06	12.16%	10.54%	5.26%

Management

Adviser and Portfolio Managers

Wilshire Associates Incorporated

James St. Aubin, CFA, Managing Director and Portfolio Manager of Wilshire Associates Incorporated, serves as a portfolio manager for the 2015 ETF Fund. He has served as a portfolio manager of the Fund since 2010.

Mannik Dhillon, CFA, Managing Director and Head of Manager Research of Wilshire Associates Incorporated, serves as a portfolio manager for the 2015 ETF Fund. He has served as a portfolio manager of the Fund since 2014.

Nathan R. Palmer, CFA, Managing Director and Portfolio Manager of Wilshire Funds Management, serves as a portfolio manager for the 2015 ETF Fund. He has served as a portfolio manager of the Fund since 2011.

7

Tax Information

While the Fund expects to make distributions of income and/or capital gains, if any, annually, individual investors do not own shares of the Fund directly. Rather shares of the Fund are sold through separate accounts of the insurance company from which an investor has purchased a variable annuity, variable life insurance contract, and/or retirement plan. An investor should refer to the prospectus for the variable annuity or variable life insurance contract or to the retirement plan documents for tax information regarding those products.

Financial Intermediary Compensation

Shares of the Fund are only sold to insurance company separate accounts. The Fund or its distributor may pay the insurance companies (or their affiliates) or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance companies (or their affiliates) or other financial intermediaries to recommend the Fund over another investment. Please contact your insurance company for more information.

8

Wilshire 2025 ETF Fund
Investment Objective

The Wilshire 2025 ETF Fund’s (“2025 ETF Fund” or “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter the 2025 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fees and Expenses of the 2025 ETF Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the 2025 ETF Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.13%
Gross Annual Expenses	0.84%
Less Fee Waiver/Expense Reimbursement1	(0.11%)
Total Annual Fund Operating Expenses	0.73%

(1)
Wilshire has contractually agreed to waive Management Fees and/or reimburse expenses for the Fund through April 30, 2015, so that the Total Annual Operating Expenses for the Fund, excluding the fees and expenses of the ETFs, will not exceed 0.60% (the “Expense Limitation” ). Total Annual Operating Expenses are the sum of the Fund’s direct annual operating expenses and of the Fund’s indirect ETF fees and expenses. Wilshire may recoup the amount of any management fee waived or expenses reimbursed within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing Expense Limitation.

Example: This example is intended to help you compare the cost of investing in the 2025 ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the 2025 ETF Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$75	$257	$455	$1,027

Portfolio Turnover

The 2025 ETF Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the 2025 ETF Fund’s performance. During the most recent fiscal year, the 2025 ETF Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

9

Principal Investment Strategies

The 2025 ETF Fund operates under a fund of funds structure. The 2025 ETF Fund seeks to achieve its investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds (“ETFs”), which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies.

In managing the 2025 ETF Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2025 ETF Fund invests in the ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2025 ETF Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2025 ETF Fund is 38% invested in ETFs which invest in fixed income securities and 62% invested in ETFs which invest in equity securities. Approximately 15 years after 2025, the 2025 ETF Fund’s target asset allocation will be approximately 73% invested in ETFs which invest in fixed income securities and 27% in ETFs which invest in equity securities.

Principal Risks

You may lose money by investing in the 2025 ETF Fund. In addition, by investing in the Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the ETFs. For the 2025 ETF Fund, the risks are as follows:

ETF Risk. ETFs in which the 2025 ETF Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Fund of Funds Risk. The Fund invests in ETFs. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to certain ETFs due to fund of funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

10

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent that an ETF uses derivatives, an ETF will (to the extent required by applicable law) either (1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the

ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

11

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

12

Performance

The information below provides an illustration of how the 2025 ETF Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the 2025 ETF Fund by showing the changes in the 2025 ETF Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five-year and since inception periods compare with a broad-based securities market index and an additional index with characteristics relevant to the Fund. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The 2025 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 13.11% (quarter ended 9/30/09) and the lowest return for a quarter was (13.38)% (quarter ended 12/31/08).

Average Annual Total Returns (periods ended December 31, 2013)	Inception Date	1 year	5 years	Since Inception
2025 ETF Fund	5/1/06	12.22%	11.32%	4.09%
Wilshire 5000 IndexSM (reflects no deduction for fees, expenses or taxes)	5/1/06	33.09%	18.59%	7.06%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses or taxes)	5/1/06	17.03%	12.77%	5.56%

Management

Adviser and Portfolio Manager

Wilshire Associates Incorporated

James St. Aubin, CFA, Managing Director and Portfolio Manager of Wilshire Associates Incorporated, serves as a portfolio manager for the 2025 ETF Fund. He has served as a portfolio manager of the Fund since 2010.

Mannik Dhillon, CFA, Managing Director and Head of Manager Research of Wilshire Associates Incorporated, serves as a portfolio manager for the 2025 ETF Fund. He has served as a portfolio manager of the Fund since 2014.

Nathan R. Palmer, CFA, Managing Director and Portfolio Manager of Wilshire Funds Management, serves as a portfolio manager for the 2025 ETF Fund. He has served as a portfolio manager of the Fund since 2011.

13

Tax Information

While the Fund expects to make distributions of income and/or capital gains, if any, annually, individual investors do not own shares of the Fund directly. Rather shares of the Fund are sold through separate accounts of the insurance company from which an investor has purchased a variable annuity, variable life insurance contract, and/or retirement plan. An investor should refer to the prospectus for the variable annuity or variable life insurance contract or to the retirement plan documents for tax information regarding those products.

Financial Intermediary Compensation

Shares of the Fund are only sold to insurance company separate accounts. The Fund or its distributor may pay the insurance companies (or their affiliates) or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance companies (or their affiliates) or other financial intermediaries to recommend the Fund over another investment. Please contact your insurance company for more information.

14

Wilshire 2035 ETF Fund
Investment Objective

The Wilshire 2035 ETF Fund’s (“2035 ETF Fund” or “Fund”) investment objective is to provide high total return until its target retirement date. Thereafter the 2035 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fees and Expenses of the 2035 ETF Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the 2035 ETF Fund. The table below does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.12%
Gross Annual Expenses	0.83%
Less Fee Waiver/Expense Reimbursement1	(0.11%)
Total Annual Fund Operating Expenses	0.72%

(1)
Wilshire has contractually agreed to waive Management Fees and/or reimburse expenses for the Fund through April 30, 2015, so that the Total Annual Operating Expenses for the Fund, excluding the fees and expenses of the ETFs, will not exceed 0.60% (the “Expense Limitation”). Total Annual Operating Expenses are the sum of the Fund’s direct annual operating expenses and of the Fund’s indirect ETF fees and expenses. Wilshire may recoup the amount of any management fee waived or expenses reimbursed within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing Expense Limitation.

Example: This example is intended to help you compare the cost of investing in the 2035 ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the 2035 ETF Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$254	$450	$1,015

Portfolio Turnover

The 2035 ETF Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the 2035 ETF Fund’s performance. During the most recent fiscal year, the 2035 ETF Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

15

Principal Investment Strategies

The 2035 ETF Fund operates under a fund of funds structure. The 2035 ETF Fund seeks to achieve its investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds (“ETFs”), which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire Associates Incorporated (“Wilshire”). The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies.

In managing the 2035 ETF Fund, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The 2035 ETF Fund invests in the ETFs according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. The 2035 ETF Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market. As of the date of this Prospectus, the target asset allocation for the 2035 ETF Fund is 27% invested in ETFs which invest in fixed income securities and 73% invested in ETFs which invest in equity securities. Approximately 15 years after 2035, the 2035 ETF Fund’s target asset allocation will be approximately 73% invested in ETFs which invest in fixed income securities and 27% in ETFs which invest in equity securities.

Principal Risks

You may lose money by investing in the 2035 ETF Fund. In addition, by investing in the Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the ETFs. For the 2035 ETF Fund, the risks are as follows:

ETF Risk. ETFs in which the 2035 ETF Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses.

Fund of Funds Risk. The Fund invest in ETFs. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Fund may be prevented from fully allocating assets to certain ETFs due to fund of funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

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Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost. To the extent that an ETF uses derivatives, an ETF will (to the extent required by applicable law) either (1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

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Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

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Performance

The information below provides an illustration of how the 2035 ETF Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the 2035 ETF Fund by showing the changes in the 2035 ETF Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five-year and since inception periods compare with a broad-based securities market index and an additional index with characteristics relevant to the Fund. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The 2035 ETF Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 14.72% (quarter ended 9/30/09) and the lowest return for a quarter was (16.13)% (quarter ended 12/31/08).

Average Annual Total Returns (periods ended December 31, 2013)	Inception Date	1 year	5 years	Since Inception
2035 ETF Fund	5/1/06	14.97%	11.92%	3.49%
Wilshire 5000 IndexSM (reflects no deduction for fees, expenses or taxes)	5/1/06	33.09%	18.59%	7.06%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses or taxes)	5/1/06	20.84%	14.27%	5.61%

Management

Adviser and Portfolio Manager

Wilshire Associates Incorporated

James St. Aubin, CFA, Managing Director and Portfolio Manager of Wilshire Associates Incorporated, serves as a portfolio manager for the 2035 ETF Fund. He has served as a portfolio manager of the Fund since 2010.

Mannik Dhillon, CFA, Managing Director and Head of Manager Research of Wilshire Associates Incorporated, serves as a portfolio manager for the 2035 ETF Fund. He has served as a portfolio manager of the Fund since 2014.

Nathan R. Palmer, CFA, Managing Director and Portfolio Manager of Wilshire Funds Management, serves as a portfolio manager for the 2035 ETF Fund. He has served as a portfolio manager of the Fund since 2011.

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Tax Information

While the Fund expects to make distributions of income and/or capital gains, if any, annually, individual investors do not own shares of the Fund directly. Rather shares of the Fund are sold through separate accounts of the insurance company from which an investor has purchased a variable annuity, variable life insurance contract, and/or retirement plan. An investor should refer to the prospectus for the variable annuity or variable life insurance contract or to the retirement plan documents for tax information regarding those products.

Financial Intermediary Compensation

Shares of the Fund are only sold to insurance company separate accounts. The Fund or its distributor may pay the insurance companies (or their affiliates) or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance companies (or their affiliates) or other financial intermediaries to recommend the Fund over another investment. Please contact your insurance company for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS

The 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund operate under a fund of funds structure. The Funds seek to achieve their investment objective by investing primarily in a portfolio of unaffiliated exchange traded funds ETFs, which are funds traded on national securities exchanges with listed securities, in accordance with weightings determined by Wilshire. The ETFs, in turn, in an attempt to approximate the investment performance of their respective benchmarks, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in accordance with their own investment policies and strategies. The investment objectives of the Funds may be changed without a shareholder vote.

In managing the Funds, Wilshire focuses on four key principles: asset allocation, portfolio structure, investment time horizon and fund management. Asset allocation across appropriate asset classes is the central theme of Wilshire’s investment philosophy. The Funds invest in the ETFs according to a moderate asset allocation strategy for each Fund designed for investors planning to retire in 2015, 2025 or 2035, as applicable, plus or minus two to three years. Wilshire seeks to reduce risk by investing in ETFs that are diversified within each asset class. The amounts invested in each of the ETFs will vary from time to time depending on the investment time horizon and Wilshire’s assessment of business, economic and market conditions, including any potential advantage of price shifts between the equity markets and the fixed income markets. Each Fund’s asset allocation will become more conservative over time. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market.

As of the date of this Prospectus, the current target allocation for each Fund is as follows:

	Equity	Fixed Income
2015 ETF Fund	51%	49%
2025 ETF Fund	62%	38%
2035 ETF Fund	73%	27%

Approximately 15 years after the retirement date, each Fund’s target asset allocation will be approximately 73% invested in ETFs which invest in fixed income securities and 27% in ETFs which invest in equity securities.

The Funds have principal investment strategies that come with inherent risks. The following is a list of the risks associated with the Funds’ strategies. Because the Funds invest in the shares of the ETFs, the Funds indirectly invest in the same investments as the ETFs and will be subject to the risks of the ETFs. The following paragraphs describe the types of risks that each Fund may experience. Each Fund’s principal risks will vary depending on the asset mix of a Fund.

Fund of Funds Risk. The Funds invest in ETFs. Shareholders of the Funds bear their proportionate share of the ETFs’ fees and expenses as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Funds may be prevented from fully allocating assets to certain ETFs due to fund-of-funds investment limitations.

Future Developments. An ETF may take advantage of other investment practices that are not currently contemplated for use by ETFs, or are not available but may yet be developed, to the extent such investment practices are consistent with an ETF’s investment objective and legally permissible for the ETF. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Market Risk. For equity securities, stock market movements will affect an ETF’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by an ETF. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may

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affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. Over the past several years, the global financial crisis has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

Portfolio Strategy Risk. The performance of an ETF is in part dependent upon an ETF’s investment adviser’s skill in making appropriate investments. To the extent that an ETF’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the ETF relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of an ETF’s strategy can lead to substantial differences in the sector or industry allocation of the ETF relative to the market or index.

Capitalization Risk. This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap companies. An ETF’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. This risk is greater for those ETFs with higher asset allocations to small-cap equities.

Credit Risk. For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to an ETF. The credit risk of an ETF depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of an ETF’s securities, the higher the ETF’s risk, all other factors such as maturity being equal.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Derivatives Risk. When an ETF uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), an ETF is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative’s original cost.

Equity Securities Risk. Equity investments, including common stocks, tend to be more volatile than bonds or money market instruments. To the extent an ETF is invested in equity securities, the value of the ETF’s shares will go up and down due to movement in the collective returns of the individual securities held by the ETF. Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

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Emerging Market Risk. Foreign investment risk may be particularly high to the extent an ETF invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Foreign (Non-U.S.) Risk. An ETF’s investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an ETF’s investments in a country other than the United States. To the extent an ETF invests in a particular country or geographic region, the ETF may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those ETFs with higher asset allocations to non-U.S. equities.

Inflation Risk. This is the risk that the value of assets or income from an ETF’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the ETF’s assets can decline as can the value of distributions.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt security prices move inversely to changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

Investment Style Risk. During certain market conditions, an ETF with a more specific investment style (such as value or growth) may perform less well than an ETF that allows greater flexibility in the investment of assets.

Liquidity Risk. An ETF may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the ETF finds to be favorable. An ETF may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or investment performance.

Prepayment Risk. Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security’s underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

Real Estate Investment Trust (“REIT”) Risk. REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and an ETF’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

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Valuation Risk. An ETF may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

Additional Information About The Funds

Normally, the Funds invest substantially all of their assets in the ETFs to meet their investment objective. However, the Funds may invest a portion of their assets in cash, cash equivalents, money market funds or other investments. For temporary defensive purposes, including during periods of unusual cash flows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities or may hold cash. During such periods, the Funds may not be able to achieve their investment objective. The Funds may adopt a defensive strategy if Wilshire believes securities in which the ETFs normally invest have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

The ETFs in which the Funds invest may be nondiversified. Compared to diversified funds, a nondiversified ETF may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers.

Each Fund reserves the ability to discontinue using a fund of funds structure and invest directly in the types of securities in which the ETFs invest. Shareholders will be notified in advance before the structure of a Fund is changed.

A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Statement of Additional Information.

An investor in the Funds should understand that alternatively he or she could allocate investments directly to an ETF. By investing indirectly in an ETF through the Funds, an investor bears not only his or her proportionate share of certain expenses of the Funds (such as operating costs), but also, indirectly, similar expenses of an ETF. However, an investor who chooses to invest directly in an ETF would not receive the asset allocation and rebalancing services provided by Wilshire.

MANAGEMENT

The overall responsibility for the supervision of the affairs of the Funds rests with the Board of Trustees. As described below, the Board of Trustees has approved contracts with others to provide certain services to the Funds.

Investment Adviser

Wilshire Associates Incorporated (“Wilshire”) serves as the investment adviser to the Wilshire Variable Insurance Trust (the “Trust”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”) made up of a series of portfolios. The Trust has employed Wilshire to manage the investment and reinvestment of the assets of the Funds and to continuously review, supervise and administer the Funds’ investment programs under an Investment Advisory Agreement dated April 28, 2006. Wilshire’s principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085. Wilshire was formed in 1972 and as of December 31, 2013, total assets under advisement were $127 billion. Wilshire also provides investment technology products and investment consulting and provides equity investment services. Wilshire conducts its investment decision-making through an investment committee structure. The investment committee consists of senior level investment professionals with significant investment experience. As of the date of the Prospectus, the investment committee is comprised of Cleo Chang, Jason Schwarz, James St. Aubin, Helen Webb-Thompson, Jonathan Miles, Mannik Dhillon, Nathan Palmer, Ramon Gonzalez, Robert Noe and Erin Simpson. Cleo Chang is chairman of the investment committee.

Wilshire’s duties under the Investment Advisory Agreement include either determining the underlying portfolios to be purchased, retained, or sold by each Fund or providing a continuous investment program for each Fund by recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for each Fund or a portion of such Fund’s assets designated from time to time by Wilshire, including investment, research and management with respect to all securities and investments and cash equivalents for each Fund or a

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designated portion of such Fund’s assets. Wilshire currently invests each Fund’s assets in the ETFs. In addition, Wilshire maintains books and records with respect to its services under the Investment Advisory Agreement and furnishes the Board of Trustees with such periodic and special reports as the Board of Trustees may request.

If Wilshire selects subadvisers, Wilshire will determine the allocation of each Fund’s assets among those selected subadvisers. Wilshire selects subadvisers based upon a due diligence process that focuses on, but is not limited to, the subadvisers’ philosophy and process, people and organization, resources and performance. Pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), Wilshire, without shareholder approval, as normally would be required under the 1940 Act, may replace or add subadvisers and enter into sub-advisory agreements with these subadvisers upon approval of the Board of Trustees. Within 90 days of the hiring of any new subadviser or the implementation of any proposed material change to a sub-advisory agreement, shareholders will be furnished with an information statement that contains all information that would be included in a proxy statement regarding the new subadviser or sub-advisory agreement, except as modified by exemptive relief. Moreover, Wilshire will not enter into a sub-advisory agreement with any subadviser that is an “affiliated person,” as defined in the 1940 Act, of the Trust or Wilshire, other than by reason of serving as a subadviser to one or more of the Trust’s funds, without shareholder approval. In addition, whenever a subadviser is hired or fired, Wilshire will provide the Board of Trustees with information showing the expected impact on Wilshire’s profitability and will report such impact quarterly.

Information regarding the Board of Trustees’ approval of the Investment Advisory Agreement for the Funds is included in the Annual Report to Shareholders dated December 31, 2013.

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, Wilshire receives a fee of 0.25% based on each Fund’s average daily net assets, computed daily and payable monthly.

Wilshire has entered into a contractual expense limitation agreement with each Fund to waive a portion of its management fees or to reimburse expenses to limit expenses of each Fund (excluding fees and expenses of the ETFs) to 0.60% of average daily net assets. This agreement to limit expenses continues through at least April 30, 2015. Wilshire may recoup the amount of any management fee waived or expense reimbursed within three years after the year in which Wilshire waived fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation. As a result of these fee waivers, the Funds paid Wilshire net management fees for the fiscal year ended December 31, 2013, as follows:

Fund	Rate as % of average daily net assets of the Fund
Wilshire 2015 ETF Fund	0.11%
Wilshire 2025 ETF Fund	0.14%
Wilshire 2035 ETF Fund	0.14%

Through consulting and other arrangements similar to the Funds’ “manager of managers” approach, Wilshire has also provided the same types of services to registered investment companies as are provided under the Investment Advisory Agreement.

Mannik Dhillon, CFA, serves as a portfolio manager of the Funds. Mr. Dhillon is Managing Director and Head of Manager Research of Wilshire Associate Incorporated. Prior to joining Wilshire Associates Incorporated in 2010, Mr. Dhillon was a manager research consultant at Hewitt Associates (2001-2010). He holds a bachelor’s degree from the University of Georgia and is a Chartered Financial Analyst.

James St. Aubin, CFA, serves as a portfolio manager of the Funds. Mr. St. Aubin is Managing Director and Portfolio Manager of Wilshire Associates Incorporated and serves as Vice President to the Funds. Prior to joining Wilshire Associates Incorporated in 2008, Mr. St. Aubin was Senior Consultant (2007 to 2008) and Consultant (2005 to 2007) at Morningstar Inc./Ibbotson Associates. He holds a bachelor’s degree from DePaul University and is a Chartered Financial Analyst.

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Nathan R. Palmer, CFA, serves as a portfolio manager of the Funds. Mr. Palmer is Managing Director, Head of Portfolio Management, and Portfolio Manager of Wilshire Associates Incorporated and serves as Vice President to the Funds. Prior to joining Wilshire Associates, Incorporated in 2011, Mr. Palmer was a Senior Investment Management Associate at Convergent Wealth Advisors (2009-2010), Director of Public Markets at California Institute of Technology (2008 to 2009) and Treasury Manager, Retirement Investments at Intel Corporation (2004 to 2008). He holds an MBA from New York University – Leonard N. Stern School of Business and a BA in Business Administration from the University of Washington and is a Chartered Financial Analyst.

The Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed and ownership of shares in each Fund.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund’s average net assets payable to SEI Investments Distribution Co. (the “Distributor”) to reimburse the Distributor for distribution and other services provided to shareholders.

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges.

PURCHASES AND REDEMPTIONS

Shares of each Fund are currently sold only to insurance company separate accounts. Shareholder subscriptions and redemptions are effected at the price based on the next calculation of net asset value per share after receipt of a request by the insurance company.

Each Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of each Fund’s shares is determined on each day the New York Stock Exchange (“NYSE”) is open for trading at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). No valuations are made for any day that the NYSE is closed. The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of a Fund less its liabilities.

A Fund’s initial investment in an ETF is valued at the ETF’s net asset value or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable.

Except in extraordinary circumstances and as permissible under the 1940 Act, redemption proceeds are paid on or before the seventh business day following the date the request for redemption is received.

The Funds reserve the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the Funds or the fair determination of the value of a Fund’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. We reserve the right to impose a redemption fee in the future.

26

Customer Identification Program

Record owners of the Funds are the insurance companies that offer the Funds as choices for holders of certain variable annuity contracts. The Funds have a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions, including the Funds, to obtain, verify, and record information that identifies each person who opens an account. When an insurance company opens an account, the Funds will ask for its name, address, and other information that will allow the Funds to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the Funds might request additional information (for instance, the Funds would ask for documents such as the insurance company’s articles of incorporation) to help verify the insurance company’s identity.

The Funds will not complete the purchase of any Fund shares for an account until all required and requested identification information has been provided and the application has been submitted in proper order. Once the application is determined to be in proper order, Fund purchase(s) will be effected at the net asset value per share next calculated.

The Funds may reject a new account application if the insurance company does not provide any required or requested identifying information, or for other reasons.

The Funds may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase Fund shares in a shareholder’s account); suspend account services; and/or involuntarily redeem the account if the Funds think that the account is being used for fraudulent or illegal purposes by the insurance company or by the variable annuity contract owner; one or more of these actions will be taken when, at the sole discretion of the Funds, they are deemed to be in a Fund’s best interest or when the Fund is requested or compelled to do so by governmental authority or by applicable law.

The Funds may close and liquidate an account if they are unable to verify provided information, or for other reasons; if the Funds decide to close the account, the Fund shares held in the account will be redeemed at the net asset value per share next calculated after the Funds determine to close the account; the insurance company may be subject to gain or loss on the redemption of the fund shares and the insurance company may incur federal income tax liability.

Short-Term and Excessive Trading

The Trust and the Funds are designed for long-term investors. The Funds do not accommodate short-term or excessive trading and ask the insurance companies that offer the Funds for cooperation in discouraging such trading activity through their variable annuity contracts. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to investment performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact a Fund’s net asset value and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading. Shares of the Funds are only held as the underlying investment for variable annuity contracts issued by insurance companies, and, as a result, the participating insurance companies, rather than the underlying contract owners, are the shareholders of the Funds. The Trust is limited in its ability to enforce the Trust’s market timing trading policy because each insurance company has the relationship with, and is responsible for maintaining the account records of, the individual variable annuity contract owners. In addition, there may be legal and technical limitations on the ability of an insurance company to impose trading restrictions and to apply the Trust’s market timing trading policy to their variable annuity contract owners. As a result, there is no assurance that the Trust will be completely successful in its effort to detect or minimize market timing activity.

Under agreements that the Trust or its distributor have entered into with participating insurance companies, the Trust may request transaction information from participating insurance companies at any time in order to determine whether there has been short-term trading by the participating insurance companies’ customers. The Trust will request that the participating insurance company provide individual contract owner level detail to the Trust as its request. If short-

27

term trading is detected at the contract owner level, the Trust will request that the participating insurance company (a) continue to monitor the contract owner, (b) issue the contract owner a warning, or (c) ban the contract owner from making further allocations to that Fund. The Trust reserves the right to reject or cancel all future purchase and exchange transactions if the Trust believes there appears to be a pattern of short-term or excessive trading activity. A participating insurance company may apply its own short-term trading policies and procedures, which may be more or less restrictive than the Trust’s policies and procedures.

The Trust has entered into shareholder information agreements with participating insurance companies. Under such shareholder information agreements, the Trust may instruct a participating insurance company to restrict or prohibit further purchases or exchanges of fund shares by a shareholder who has been identified by the Trust as having engaged in transactions of fund shares that violate policies established by the Trust for the purpose of eliminating or reducing any dilution of the value of the outstanding securities issued by the Trust.

The Funds which invest in ETFs which in turn invest in small-cap or foreign securities, as well as such ETFs, may be more prone to market timing and time zone arbitrage.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the respective Fund at the net asset value determined on the dividend payment date.

Under current law, owners of variable annuity contracts who are indirectly invested in a Fund are not expected to be subject to federal income tax on Fund distributions or gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contracts. Tax consequences to variable annuity contract holders are described in your variable annuity contract prospectus issued by the applicable insurance company separate account.

Additional information on these and other federal income tax matters relating to the Funds and their shareholders is included in the section entitled “Federal Income Tax Matters” in the SAI.

28

FINANCIAL HIGHLIGHTS

The financial highlights tables detail each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions) if they invested in the Fund on the inception date. If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown. The information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report for 2013, along with each Fund’s financial statements, is included in the 2013 annual report, which is available upon request.

2015 ETF Fund

For a Fund Share Outstanding Throughout Each Year

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of year	$11.39	$10.37	$10.37	$9.37	$8.02

Income from investment operations:
Net investment income1	0.22	0.24	0.27	0.16	0.08
Net realized and unrealized gain/(loss) on investments	0.96	1.06	(0.11)	0.91	1.56
Total from investment operations	1.18	1.30	0.16	1.07	1.64

Less distributions:
From net investment income	(0.22)	(0.26)	(0.16)	(0.07)	(0.28)
From capital gains	(0.11)	(0.02)	0.00	0.00	(0.01)
Total distributions	(0.33)	(0.28)	(0.16)	(0.07)	(0.29)

Net asset value, end of year	$12.24	$11.39	$10.37	$10.37	$9.37

Total return2	10.38%	12.48%	1.56%	11.41%	20.49%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$33,447	$30,291	$25,582	$25,559	$21,489
Operating expenses including reimbursement/waiver/recoupment†	0.60%	0.60%	0.60%	0.60%	0.59	%3
Operating expenses excluding reimbursement/waiver/recoupment†	0.74%	0.71%	0.71%	0.68%	0.62%
Net investment income†	1.82%	2.15%	2.55%	1.70%	0.97%
Portfolio turnover rate	23%	11%	70%	37%	107%

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.

1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

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2025 ETF Fund

For a Fund Share Outstanding Throughout Each Year

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of year	$10.68	$9.81	$9.90	$8.91	$7.54

Income from investment operations:
Net investment income1	0.21	0.23	0.25	0.16	0.09
Net realized and unrealized gain/(loss) on investments	1.09	1.01	(0.22)	0.89	1.46
Total from investment operations	1.30	1.24	0.03	1.05	1.55

Less distributions:
From net investment income	(0.20)	(0.19)	(0.12)	(0.06)	(0.17)
From capital gains	0.00	(0.18)	0.00	0.00	(0.01)
Total distributions	(0.20)	(0.37)	(0.12)	(0.06)	(0.18)

Net asset value, end of year	$11.78	$10.68	$9.81	$9.90	$8.91

Total return2	12.22%	12.73%	0.26%	11.77%	20.60%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$48,826	$38,638	$29,542	$24,587	$16,665
Operating expenses including reimbursement/waiver/recoupment†	0.60%	0.60%	0.60%	0.60%	0.59	%3
Operating expenses excluding reimbursement/waiver/recoupment†	0.71%	0.71%	0.72%	0.70%	0.65%
Net investment income†	1.85%	2.19%	2.48%	1.73%	1.13%
Portfolio turnover rate	12%	6%	66%	32%	100%

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.

1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

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2035 ETF Fund

For a Fund Share Outstanding Throughout Each Year

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of year	$10.15	$9.31	$9.57	$8.55	$7.14

Income from investment operations:
Net investment income1	0.21	0.23	0.23	0.14	0.09
Net realized and unrealized gain/(loss) on investments	1.31	1.07	(0.39)	0.93	1.41
Total from investment operations	1.52	1.30	(0.16)	1.07	1.50

Less distributions:
From net investment income	(0.20)	(0.16)	(0.10)	(0.05)	(0.08)
From capital gains	(0.02)	(0.30)	0.00	0.00	(0.01)
Total distributions	(0.22)	(0.46)	(0.10)	(0.05)	(0.09)

Net asset value, end of year	$11.45	$10.15	$9.31	$9.57	$8.55

Total return2	14.97%	14.09%	(1.68)%	12.52%	21.03%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$58,033	$42,750	$30,960	$25,019	$16,378
Operating expenses including reimbursement/waiver/recoupment†	0.60%	0.60%	0.60%	0.60%	0.60%
Operating expenses excluding reimbursement/waiver/recoupment†	0.71%	0.71%	0.72%	0.70%	0.69%
Net investment income†	1.93%	2.30%	2.41%	1.64%	1.12%
Portfolio turnover rate	7%	6%	74%	35%	96%

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.

1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

31

OTHER INFORMATION

Shareholder Inquiries

For questions concerning investments in the Funds through your variable annuity contract, please call/contact your insurance company or contact the Funds by calling 1-888-200-6796 or by mail at Wilshire Variable Insurance Trust, P.O. Box 219512, Kansas City, MO 64121-8512.

Voting Rights

The Funds are available exclusively as a pooled funding vehicle for variable life insurance policies and variable annuity contracts (each a “Contract”) offered by the separate accounts, or sub-accounts thereof, of certain life insurance companies (“Participating Insurance Companies”). The Participating Insurance Companies own shares of a Fund as depositors for the owners of their respective Contracts (each a “Contract Owner”). Thus, individual Contract Owners are not the “shareholders” of a Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. Each Participating Insurance Company will offer to Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts. A Participating Insurance Company must vote the shares of a Fund held in its name as directed. If a Participating Insurance Company does not receive voting instructions for all of the shares of a Fund held under the Contracts, it will vote all of the shares in the relevant separate accounts with respect to a proposal, for, against, or abstaining, in the same proportion as the shares of such Fund for which it has received instructions from Contract Owners (i.e., echo voting). As a result, a small number of Contract Owners may determine the outcome of a proposal.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Additional Information

Additional information about the Funds is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The financial statements included in the Funds’ annual reports are incorporated by reference into this prospectus, which means that they are part of this prospectus for legal purposes.

The SAI contains more detailed information about the Funds. The current SAI has been filed with the SEC and is incorporated by reference into this prospectus, which means that it is part of this prospectus for legal purposes.

To receive without charge, a copy of the annual and/or semi-annual reports of the Wilshire Variable Insurance Trust and/or a copy of the SAI for the Wilshire Variable Insurance Trust, please write to the address indicated below or call 1-888-200-6796:

Wilshire Variable Insurance Trust
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105

The Funds’ annual and semi-annual reports and SAI are available on the Funds’ website at www.advisor.wilshire.com/vit.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Also, information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549.

No person has been authorized to give any information or to make any representations not contained in this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

Investment Company Act File No. 811-07917

WIL-PS-006-0600

32

STATEMENT OF ADDITIONAL INFORMATION

WILSHIRE VARIABLE INSURANCE TRUST

Equity Fund (HORMX)

Balanced Fund

Income Fund

Small Cap Fund

International Equity Fund

Socially Responsible Fund

Wilshire 2015 ETF Fund

Wilshire 2025 ETF Fund

Wilshire 2035 ETF Fund

May 1, 2014

This Statement of Additional Information (“SAI”) provides supplementary information for the series of funds of Wilshire Variable Insurance Trust (the “Trust”). This SAI is not a prospectus, but should be read in conjunction with the current prospectuses of the Equity Fund, the Balanced Fund, the Income Fund, the Small Cap Fund, the International Equity Fund and the Socially Responsible Fund (each a “Fund”, and collectively, the “Variable Insurance Trust Funds”), dated May 1, 2014 and the Wilshire 2015 ETF Fund, the Wilshire 2025 ETF Fund and the Wilshire 2035 ETF Fund (the “Target Maturity Funds”) dated May 1, 2014. This SAI is incorporated in its entirety into the prospectuses. The audited financial statements for the Variable Insurance Trust Funds for the year ended December 31, 2013, and the Report of the Independent Registered Public Accounting Firm thereon, are incorporated by reference from the annual report dated December 31, 2013. The audited financial statements for the Target Maturity Funds for the year ended December 31, 2013, and the Report of the Independent Registered Public Accounting Firm thereon, are incorporated herein by reference from the annual report dated December 31, 2013. Copies of the prospectuses and the Funds’ financial statements are available, without charge, by writing to the Wilshire Variable Insurance Trust, c/o DST Systems, Inc., P.O. Box 219512, Kansas City, MO 64121-9512, or by telephoning 1-888-200-6796.

WIL-SX-003-0300

1

TABLE OF CONTENTS

Page

The Trust and the Funds	3
Additional Investment Policies	3
Investment Restrictions	5
Description of Securities and Risks	10
Management of the Funds	31
Investment Advisory Agreements	37
Brokerage Allocation	57
Distributor	58
Other Services	62
Voting Rights	63
Purchase, Redemption and Pricing of Fund Shares	64
Federal Income Tax Matters	65
Control Persons and Principal Holders of Securities	69
General Information	71
Financial Statements	71
Appendix A	A-1
Appendix B	B-1

2

THE TRUST AND THE FUNDS

The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is an open-end, diversified management investment company organized as a Delaware statutory trust under a Declaration of Trust dated November 7, 1996. The Declaration of Trust permits the Trust to offer shares of separate funds, and as of the date of this SAI, the Trust consisted of nine separate Funds. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto. In addition to the Funds described herein, the Trust reserves the right to create and issue shares of other funds.

The Trust employs Wilshire Associates Incorporated (the “Adviser”) to manage the investment and reinvestment of the assets of the Funds and to continuously review, supervise and administer the Funds’ investment programs. The Adviser has entered into agreements with Santa Barbara Asset Management, LLC (“Santa Barbara”) and TWIN Capital Management, Inc. (“TWIN”) to serve as subadvisers for the Equity Fund; Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“WAML”) to serve as the subadvisers for the Income Fund; Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) and Ranger Investment Management, L.P. (“Ranger”) to serve as the subadvisers for the Small Cap Fund; WCM Investment Management (“WCM”) and Thomas White International, Ltd. (“Thomas White”) to serve as the subadvisers for the International Equity Fund; and ClearBridge Investments, LLC (“ClearBridge”) to serve as the subadviser for the Socially Responsible Fund.

As described below, under the fund of funds structure, the Adviser allocates the assets of the Equity Fund between the Large Company Growth Portfolio and the Large Company Value Portfolio; the assets of the Balanced Fund among the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund; the assets of the Small Cap Fund between the Small Company Growth Portfolio and the Small Company Value Portfolio; the assets of the International Equity Fund to the Wilshire International Equity Fund. In addition, under the fund of funds structure, the Adviser allocates the assets of the Target Maturity Funds in varying amounts to unaffiliated exchange-traded funds (“ETFs,” together with the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund, the “Underlying Funds”).

The investment objectives and policies of each Fund are described in that Fund’s respective prospectus. Prospective purchasers should recognize that there are risks in the ownership of any security and that there can be no assurance that the investment objectives of the Funds will be realized.

Each Fund seeks to attain its investment objective by pursuing investment policies that call for investments in certain types of securities and by employing various investment strategies. These investment policies and strategies may be changed without shareholder approval. However, each Fund will not, as a matter of policy, change its investment policies without notice to its shareholders.

Each Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a “majority of the outstanding shares of a Fund” as defined in the 1940 Act. In addition, the investment objective of each of the Equity Fund, Balanced Fund, Income Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund may be changed only with the approval of a “majority of the outstanding shares of a Fund.”

ADDITIONAL INVESTMENT POLICIES

The following is a discussion of additional investment policies not discussed in the Funds’ prospectuses.

Equity Fund. The portfolio investments of the Equity Fund are not concentrated in any one industry or group of industries, but are varied according to what is judged advantageous under varying economic conditions. While the portfolio is diversified by investment in a cross-section of businesses and industries, the Equity Fund

3

follows a policy of flexibility. The Equity Fund does not invest in companies for the purpose of exercising control of management. Moreover, the Equity Fund will not invest in securities subject to restrictions on disposition under the Securities Act of 1933 (the “1933 Act”) or purchase securities not freely marketable.

It is the policy of the Equity Fund to purchase and hold securities believed to have potential for long-term capital growth. Investment income is a secondary consideration in the selection of portfolio securities. The Equity Fund does not buy and sell for short-term trading profits. Therefore, portfolio changes usually are accomplished gradually. However, portfolio management is not restricted and may effect short-term transactions when subsequent events make an investment undesirable for long-term holding.

The Equity Fund may invest a portion of its assets in U.S. dollar-denominated investment grade fixed-income securities and other investment companies to the extent permitted under the 1940 Act. Debt securities must be rated within the four highest ratings as determined by Moody’s Investors Service (“Moody’s”) or by Standard and Poor’s (“S&P”) except that up to 10% of the Equity Fund’s assets may be invested in U.S. dollar-denominated foreign debt securities within the three highest ratings as determined by Moody’s or S&P.

The Equity Fund experienced higher than normal portfolio turnover during 2013 due to the change in strategy in 2013 to invest in the Large Company Growth Portfolio and Large Company Value Portfolio

Income Fund. As a matter of investment policy, the Income Fund will not invest more than 10% of its net assets in illiquid securities or invest in restricted securities, except securities eligible for resale under Rule 144A under the 1933 Act.

The Income Fund will not invest in common stocks directly, but may retain up to 25% of its total assets in common stocks acquired upon conversion of convertible debt securities or preferred stock, or upon exercise of warrants acquired with debt securities. Currently, the Income Fund intends to limit its investment in derivatives pursuant to guidelines established by the Adviser.

The Income Fund may invest in repurchase and reverse repurchase agreements, provided that the market value of the underlying security is at least 102% of the price of the repurchase agreement.

Instead of holding its entire portfolio to maturity, the Income Fund will engage in portfolio trading when trading will help achieve its investment objective. Portfolio turnover is expected to be moderate to high.

During the past five years, the Income Fund’s portfolio turnover rates have been in excess of 300%, due to the subadvisers’ trading in mortgage “TBA” (To Be Announced). A TBA is defined as an underlying contract on a mortgage-backed security (“MBS”) to buy or sell a MBS which will be delivered at an agreed-upon date in the future. The turnover calculation includes the continual maturity of TBA securities that are held within the portfolio prior to their issuance. TBAs rollover every 30, 45 or 60 days until maturity, sometimes in perpetuity. As a result, investing in TBAs increases a fund’s portfolio turnover rate. TBAs allow the subadvisers to gain exposure to the mortgage-backed market without losing liquidity.

Small Cap Fund. The small cap segment is one of the most volatile areas of the stock market. Over the last five years, the high volatility in small cap stocks was the primary contributor to the Small Cap Fund’s high portfolio turnover rates. In addition, the subadvisers’ ongoing active management of the Small Cap Fund is another source of portfolio turnover. Specifically, the subadvisers use stock price fluctuations as opportunities to buy and sell securities at attractive valuations. Lastly, portfolio turnover can also be caused by subadviser changes. The Small Cap Fund experienced higher than normal portfolio turnover during 2013 due to the change in strategy in 2013 to invest in the Small Company Growth Portfolio and Small Company Value Portfolio.

4

International Equity Fund. The International Equity Fund may engage in so-called “strategic transactions” as described in the prospectus under the heading “Types of Investments” and below in the SAI under the heading “Description of Securities and Risks—Strategic Transactions and Derivatives.” The International Equity Fund experienced higher than normal portfolio turnover during 2013 due to the change in strategy in 2013 to invest in the International Equity Fund.

Balanced Fund. The Balanced Fund experienced higher than normal portfolio turnover during 2013 due to the change in strategy in 2013 to also invest in the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio and cease investment in the International Equity Fund.

Socially Responsible Fund. The Socially Responsible Fund may engage in so-called “strategic transactions” as described in the prospectus under the heading “Types of Investments” and below in the SAI under the heading “Description of Securities and Risks—Strategic Transactions and Derivatives.” The Socially Responsible Fund may also invest in ETFs and Real Estate Investment Trusts, (“REITs”), subject to the Fund’s investment restrictions noted below.

The Fund of Funds Structure. Each of the Target Maturity Funds and the Balanced Fund are structured as a “fund of funds,” which means that the Target Maturity Funds attempt to implement their investment strategies by investing in ETFs and the Balanced Fund attempts to implement its investment strategies by investing in ETFs and in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.

Each of the Target Maturity Funds intends to invest in 10-20 underlying unaffiliated ETFs. As of the date of this SAI, the Wilshire 2015 ETF Fund, Wilshire 2025 ETF Fund and the Wilshire 2035 Fund each hold 14 underlying unaffiliated ETFs. Each Target Maturity Fund normally intends to invest all of its assets in ETFs; however, for temporary defensive purposes each Target Maturity Fund may invest up to 100% of its assets in high quality, short-term debt instruments. Each Target Maturity Fund reserves the ability to convert from a “fund of funds” structure and to invest directly in the types of securities in which the ETFs invest. Shareholders will be provided with advance notice before any such conversion occurs.

The Target Maturity Funds intend to comply with the limits of Section 12(d)(1) of the 1940 Act in one of two ways: (1) limiting investment in any one ETF to 3% of the ETF’s outstanding shares in reliance on Section 12(d)(1)(F) of the 1940 Act, or (2) as applicable, complying with the provisions of a given ETF’s exemptive order which permits investing funds (such as the Target Maturity Funds) to invest in such ETF in excess of the 12(d)(l) limits. To the extent a fund’s assets are invested in a particular Underlying Fund, the Fund is subject to the risks applicable to an investment in such Underlying Fund.

INVESTMENT RESTRICTIONS

Each Fund operates under its respective fundamental investment restrictions, set forth below, which cannot be changed without the approval of a “majority of the outstanding voting securities.” The investment objective of each of the Equity Fund, Balanced Fund, Income Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund also cannot be changed without the approval of a “majority of the outstanding voting securities.” A “majority of the outstanding voting securities” of a Fund is defined in the 1940 Act to mean the lesser of (i) 67% of the Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund’s outstanding shares.

The Equity Fund, Balanced Fund and Income Fund each may not:

(1)	purchase securities other than the securities in which a Fund is authorized to invest;

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(2)
issue senior securities except that a Fund may borrow money or enter into reverse repurchase agreements in an amount not to exceed 15% of its total assets taken at market value and then only for short-term credits as may be necessary for the clearance of transactions, and from banks as a temporary measure for extraordinary or emergency purposes (moreover, in the event that the asset coverage for such borrowings may fall below 300%, the Fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage); a Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests that might otherwise require untimely dispositions of the Fund’s portfolio securities; a Fund will repay all borrowings before making additional investments, and interest paid on borrowings will reduce net income;

(3)	write, or invest in, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs;

(4)	purchase securities on margin or sell any securities short;

(5)
invest in the securities of any issuer, any of whose officers, directors or security holders is an officer of a Fund if at the time of or after such purchase any officer or director of that Fund would own more than 1/2 of 1% of the securities of that issuer or if that Fund’s officers and directors together would own more than 5% of the securities of that issuer;

(6)
purchase any securities that would cause more than 25% of the value of a Fund’s total net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, commercial paper and bankers’ acceptances, or any obligations of U.S. branches of foreign banks and foreign branches of U.S. banks, except as these investments may be limited by the Treasury regulations under section 817(h) of the Internal Revenue Code;

(7)
invest more than 5% of the value of the Fund’s total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years’ continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities;

(8)
mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% so long as the Fund’s shares are registered for sale in certain states) of the value of the Fund’s total assets but only to secure borrowings for temporary or emergency purposes;

(9)	purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts; or

(10)	invest in companies for the purpose of exercising control.

Dollar rolls are not considered borrowing and therefore are not subject to investment restriction 2 above. For the purposes of investment restriction 9 above, the entity sponsoring a mortgage or asset backed security will be considered the issuer. All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts for purposes of restriction No. 9 above.

The Equity Fund and Income Fund each may not:

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(1)
make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan).

The Balanced Fund may not:

(1)
make loans to other persons (except by the purchase of obligations in which the Fund is authorized to invest); provided, however, that the Fund will not enter into repurchase agreements if, as a result thereof, more than 10% of the total assets of the Fund (taken at current value) would be subject to repurchase agreements maturing in more than seven (7) days.

The Equity Fund may not:

(1)
underwrite the securities of other issuers, purchase securities subject to restrictions on disposition under the 1933 Act (so-called “restricted securities”) or purchase securities not freely marketable;

(2)
with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of a single issuer (other than government securities or securities of other investment companies) or invest in 10% of the outstanding voting securities of such issuer; or

(3)	invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

The Balanced Fund and Income Fund each may not:

(1)
underwrite the securities of other issuers, invest more than 10% of its net assets in illiquid securities or invest in securities subject to restriction on disposition under the 1933 Act, except for securities eligible for resale pursuant to Rule 144A under the 1933 Act;

(2)
purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States, its agencies or instrumentalities, or, for the Balanced Fund and Equity Fund only, any security issued by an investment company or series thereof) if, as a result, (a) more than 5% of the Fund’s total assets (taken at current value) would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of any class of securities of that issuer (for this purpose, all debt obligations of an issuer maturing in less than one year are treated as a single class of securities); or

(3)
invest in securities of other investment companies, except to the extent permitted under the 1940 Act, and except as they may be acquired as part of a merger, consolidation or acquisition of assets, and except that during any period in which the Balanced Fund operates as a “fund of funds” in accordance with the Prospectus and applicable law, the Balanced Fund may purchase without limit shares of the Equity Fund, the Income Fund, and any other mutual fund currently existing or hereafter created whose investment adviser is the Balanced Fund’s adviser or an affiliate thereof, or the respective successors in interest of any such mutual fund or adviser.

The Small Cap Fund, International Equity Fund, Socially Responsible Fund and Target Maturity Funds each may not:

(1)
act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

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(2)
purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

(3)
make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

(4)
borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;

(5)
invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(6)	issue any senior security except to the extent permitted under the 1940 Act.

Dollar rolls are not considered borrowing and therefore are not subject to investment restriction 4 above.

The Small Cap Fund, International Equity Fund and Socially Responsible Fund are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

(1)	invest in companies for the purpose of exercising control or management;

(2)	mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures and options on futures;

(3)
purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in a recapitalization, reorganization or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales;

(4)	invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days; and

(5)	hedge by purchasing put and call options, futures contracts or derivative instruments on securities, in an aggregate amount equivalent to more than 10% of its total assets.

The Socially Responsible Fund is subject to the following non-fundamental restriction and policy, which may be changed by the Board of Trustees. The Fund may not:

8

(1)
purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate;

The Small Cap Fund and International Equity Fund are subject to the following non-fundamental restriction and policy, which may be changed by the Board of Trustees. Each Fund may not:

(1)	invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

For the Balanced Fund and Income Fund, the Adviser has adopted guidelines regarding investment in derivatives which among other things, establish certain minimum criteria for the types of derivative securities that may be purchased.

In addition, the Income Fund may not invest in the securities of other registered open-end investment companies or in registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act, but may otherwise invest in the securities of other investment companies to the extent permitted under the 1940 Act or the rules and regulations thereunder or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules and regulations thereunder published by appropriate regulatory authorities.

The Target Maturity Funds are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Target Maturity Fund may not:

(1)	invest in companies for the purpose of exercising control or management;

(2)	mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures and options on futures;

(3)	purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless

(i)	the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or

(ii)
the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in a recapitalization, reorganization or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales;

(4)	invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

(5)	hedge by purchasing put and call options, futures contracts or derivative instruments on securities, in an aggregate amount equivalent to more than 10% of its total assets; and

(6)	invest in securities of other investment companies except to the extent permitted under the 1940 Act.

For purposes of non-fundamental restriction (5) above, the Target Maturity Funds do not consider ETFs to be derivatives.

The Equity Fund, Income Fund, Small Cap Fund and International Equity Fund are also subject to the following non-fundamental investment policies, which may be changed by the Board of Trustees.

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The Equity Fund will invest, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities.

The Income Fund will invest, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These securities are primarily investment grade fixed income securities, including government and corporate securities, mortgage- and asset-backed securities, which are generally pass-through securities, and may include related derivatives.

The Small Cap Fund will invest, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies.

The International Equity Fund will invest, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Shareholders of a Fund will be provided with at least 60 days prior notice of any change in the 80% investment policy of the Fund.

DESCRIPTION OF SECURITIES AND RISKS

This section should be read in conjunction with each Fund’s description in its respective prospectus and each Fund’s fundamental and non-fundamental investment policies. Because the Equity Fund invests in shares of the Large Company Growth Portfolio and the Large Company Value Portfolio, the Equity Fund indirectly invests in the same investments as listed for the Large Company Growth Portfolio and the Large Company Value Portfolio. Because the Balanced Fund invests in shares of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund, the Balanced Fund indirectly invests in the same investments as listed for the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. Because the Small Cap Fund invests in shares of the Small Company Growth Portfolio and the Small Company Value Portfolio, the Small Cap Fund indirectly invests in the same investments as listed for the Small Company Growth Portfolio and the Small Company Value Portfolio. Because the International Equity Fund invests in shares of the Wilshire International Equity Fund, the International Equity Fund indirectly invests in the same investments as listed for the Wilshire International Equity Fund. Because the Target Maturity Funds invest in shares of ETFs, the Target Maturity Funds indirectly invest in the same investments as the ETFs.

For purposes of the following section, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund in which the Funds invest are each referred to as a “Wilshire Underlying Fund” and collectively, as the “Wilshire Underlying Funds”.

Exchange-Traded Funds. All Funds may purchase shares of ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Most ETFs are investment companies. Therefore, a Fund’s purchase of ETF shares generally are subject to the risks of a Fund’s investments in other investment companies, which are described below under the heading “Investment Companies.”

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Repurchase Agreements. Each Fund, the Wilshire Underlying Funds and an ETF may invest in repurchase agreements. The Balanced Fund, the Equity Fund and the Income Fund will not enter into repurchase agreements if, as a result, more than 10% of the Fund’s total assets would be subject to repurchase agreements maturing in more than seven days. Each Wilshire Underlying Fund may temporarily enter into repurchase agreements for defensive purposes during adverse market conditions or to meet large withdrawals. In addition, these funds only may enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the portfolio’s net assets would be so invested.

Repurchase agreements are agreements under which a Fund, ETF or a Wilshire Underlying Fund acquires ownership of an obligation (debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. If the seller of a repurchase agreement fails to repurchase this obligation in accordance with the terms of the agreement, the investing Fund, ETF or a Wilshire Underlying Fund will incur a loss to the extent that the proceeds on the sale are less than the repurchase price. Repurchase agreements usually involve U.S. government or federal agency securities and, as utilized by a fund, include only those securities in which a fund may otherwise invest. Repurchase agreements are for short periods, most often less than 30 days and usually less than one week. A Fund and the Wilshire Underlying Funds intend to enter into repurchase agreements only with domestic commercial and savings banks and savings and loan associations with total assets of at least one billion dollars, or with primary dealers in U.S. government securities. In addition, a Fund and the Wilshire Underlying Funds will not enter into repurchase agreements unless (a) the agreement specifies that the securities purchased, and interest accrued thereon, will have an aggregate value in excess of the price paid and (b) a Fund or a Wilshire Underlying Fund takes delivery of the underlying instruments pending repurchase. In entering into a repurchase agreement, a fund is exposed to the risk that the other party to the agreement may be unable to keep its commitment to repurchase. In that event, a fund may incur disposition costs in connection with liquidating the collateral (i.e., the underlying security). Moreover, if bankruptcy proceedings are commenced with respect to the selling party, receipt of the value of the collateral may be delayed or substantially limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. A Fund and the Wilshire Underlying Funds believe that these risks are not material inasmuch as each fund will evaluate the creditworthiness of all entities with which it proposes to enter into repurchase agreements, and will seek to assure that each such arrangement is adequately collateralized.

Lending Portfolio Securities. A Fund (except the Balanced Fund), a Wilshire Underlying Fund or ETF may seek additional income by lending securities on a short-term basis to banks, brokers and dealers. A Fund may return a portion of the income earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.”

The Securities and Exchange Commission (“SEC”) currently requires that the following lending conditions must be met: (1) the fund must receive from the borrower collateral (cash, U.S. government securities or irrevocable bank letters of credit) equal to at least 100% of the market value of the loaned securities; (2) the borrower must increase the collateral if the market value of the loaned securities rises above the level of the collateral; (3) the fund must be able to terminate the loan at any time; (4) the fund must receive a reasonable return on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, a fund’s board must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) at the time of making a loan, no more than one-third of the fund’s total assets (including the value of the loan collateral) may be on loan.

Even though loans of portfolio securities are collateralized, a risk of loss of the loaned securities exists if an institution that borrows securities from a fund fails to return the securities and access to the collateral is prevented or delayed.

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Reverse Repurchase Agreements and Other Borrowings. Each Fund and certain Wilshire Underlying Funds and ETFs may be authorized to borrow money and may invest in reverse repurchase agreements. If the securities held by a fund should decline in value while borrowings are outstanding, the net asset value of a fund’s outstanding shares will decline in value by proportionately more than the decline in value suffered by a fund’s securities. A fund may borrow through reverse repurchase agreements under which a fund sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Reverse repurchase agreements involve the sale of money market securities held by a fund with an agreement to repurchase the securities at an agreed upon price, date and interest payment. If it employs reverse repurchase agreements, a fund will use the proceeds to purchase other money market securities and instruments eligible for purchase by that fund either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, a fund will segregate cash, U.S. government or other appropriate liquid high-grade debt securities having a value at least equal to the repurchase price. A fund will generally utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transactions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with the proceeds of the transaction may decline below the repurchase price of the securities that a fund is obligated to repurchase. As a matter of operating policy, the aggregate amount of illiquid repurchase and reverse repurchase agreements will not exceed 10% of any of a fund’s total net assets at the time of initiation. For the Small Cap Fund, the International Equity Fund, the Socially Responsible Fund and the Wilshire Underlying Funds, reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of their total assets. In addition, whenever borrowings exceed 5% of a Fund’s or a Wilshire Underlying Fund’s total assets, the fund will not make any additional investments. For the Equity Fund, the Balanced Fund and the Income Fund, reverse repurchase agreements, together with other borrowings, will not exceed 15% of a Fund’s total assets taken at market value. If the asset coverage for such borrowings falls below 300%, a Fund will reduce, within three days, the amount of its borrowings to provide for 300% asset coverage. The Equity Fund, the Balanced Fund and the Income Fund will repay all borrowings before making additional investments.

High-Yield (High-Risk) Securities. To the extent the Income Fund or an ETF can invest in high-yield (high-risk) securities (commonly referred to as “junk bonds”), the following sections are applicable. High-yield (high-risk) securities (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as “C” by Moody’s, S&P or by Fitch Ratings Ltd. (“Fitch”); (ii) commercial paper rated as low as “C” by S&P, “Not Prime” by Moody’s, or “Fitch 4” by Fitch; and (iii) unrated debt obligations of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient funds to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than by issuers of higher-rated securities because such securities are generally unsecured and are often

12

subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a fund’s net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly, so will a fund’s net asset value. If a fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities in the marketplace (discussed below in “Liquidity and Valuation”), a fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would force a fund to sell the more liquid portion of its portfolio.

Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a fund may have to replace the securities with a lower-yielding security, which would result in a lower return for a fund.

Credit Ratings. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Investments in lower-quality and comparable unrated obligations will be more dependent on the subadvisers’ credit analysis than would be the case with investments in investment-grade debt obligations. The subadvisers employ their own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The subadvisers continually monitor the investments in the Income Fund’s portfolio and carefully evaluate whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation. A fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Income Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a fund’s net asset value and ability to dispose of particular securities, when necessary to meet a fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a fund to obtain accurate market quotations for purposes of valuing a fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

Warrants. The Small Cap Fund, the Income Fund, certain ETFs and the Wilshire Underlying Funds may invest in warrants. Warrants are instruments that provide the owner with the right to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant’s issuance) and usually during a specified period of time. While warrants may be traded, there is often no secondary market for them. Moreover,

13

they are usually issued by the issuer of the security to which they relate. The Funds and the Wilshire Underlying Funds will invest in publicly traded warrants only. Warrants do not have any inherent value. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If warrants remain unexercised at the end of the specified exercise period, they lapse and the investing fund’s investment in them will be lost. In view of the highly speculative nature of warrants, as a matter of operating policy, the Equity Fund, the International Equity Fund, the Socially Responsible Fund, the Income Fund, and the Wilshire Underlying Funds will not invest more than 5% of their respective net assets in warrants.

Rights Offerings. The Equity Fund, the International Equity Fund, the Small Cap Fund, the Socially Responsible Fund and the Wilshire International Equity Fund may participate in rights offerings, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights involves the risk that a fund could lose the purchase value of a right if the right to subscribe to additional shares is not exercised prior to the rights’ expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Convertible Preferred Stocks and Debt Securities. The Equity Fund, the International Equity Fund, the Socially Responsible Fund, the Income Fund, the Wilshire International Equity Fund and certain ETFs may invest in convertible preferred stock and debt securities. Certain preferred stocks and debt securities include conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

Preferred Equity Redemption Cumulative Stock. The Equity Fund, the International Equity Fund, the Socially Responsible Fund and the Income Fund may invest in preferred equity redemption cumulative stock. Preferred Equity Redemption Cumulative Stock (“PERCS”) is a form of convertible preferred stock which automatically converts into shares of common stock on a predetermined conversion date. PERCS pays a fixed annual dividend rate which is higher than the annual dividend rate of the issuing company’s common stock. However, the terms of PERCS limit an investor’s ability to participate in the appreciation of the common stock (usually capped at approximately 40%). Predetermined redemption dates and prices set by the company upon the issuance of the securities provide the mechanism for limiting the price appreciation of PERCS.

Adjustable Rate Mortgage Securities. The Equity Fund, the International Equity Fund, the Socially Responsible Fund and the Income Fund may invest in adjustable rate mortgage securities. Adjustable rate mortgage securities (“ARMs”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument

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exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Types of Credit Enhancement. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, these securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to seek to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default seeks to ensure ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. A Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

Foreign Securities. The Equity Fund, the International Equity Fund, the Small Cap Fund, the Income Fund, the Socially Responsible Fund, the Wilshire Underlying Funds and an ETF may invest in foreign securities. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect a fund’s performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of prices can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid-to-asked spreads in foreign bond markets are generally higher than commissions or bid-to-asked spreads on U.S. markets, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for a fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Funds seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Each Fund, certain ETFs and the Wilshire Underlying Funds may invest in securities of foreign issuers that trade on U.S. exchanges. These investments may include American Depository Receipts (“ADRs”). ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. For purposes of a fund’s investment policies, investments in ADRs will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. Investments in foreign securities have

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additional risks, including future political and economic developments, possible imposition of withholding taxes on income payable on the securities, the possible establishment of currency exchange controls, adoption of other foreign governmental restrictions and possible seizure or nationalization of foreign assets.

Emerging Markets Securities. Emerging markets securities are fixed income and equity securities of foreign companies domiciled, headquartered, or whose primary business activities or principal trading markets are located in emerging and less developed markets (“emerging markets”). Investments in emerging markets securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency. Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the fund of any restrictions on investments. Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur. In addition, the securities laws of emerging market countries may be less developed than those to which U.S. issuers are subject.

Real Estate Investment Trusts (REITs). The Socially Responsible Fund and certain ETFs may invest in REITs. REITs pool investor’s funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. A REIT will not invest in real estate directly, but only in securities issued by real estate companies. However, a REIT may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investment in REITs may subject a fund’s shareholders to duplicate management and administrative fees.

Forward Foreign Currency Exchange Contracts. The Small Cap Fund, the Income Fund and the International Equity Fund may invest in foreign currencies. The Income Fund may enter into forward foreign currency exchange contracts to the extent of 20% of the value of its total assets. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at

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the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of fund securities but rather allow a fund to establish a rate of exchange for a future point in time. A fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the “Euro” used by certain European Countries) relative to the U.S. dollar in connection with specific fund transactions or with respect to fund positions.

The Small Cap Fund may enter into forward foreign currency exchange contracts when deemed advisable by its subadvisers under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. Second, when the Fund’s adviser or a subadviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars. The Small Cap Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of Fund securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. The Fund may also cross hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have Fund exposure. In general, currency transactions are subject to risks different from those of other Fund transactions, and can result in greater losses to the Fund than would otherwise be incurred, even when the currency transactions are used for hedging purposes. Because investments in foreign securities usually will involve currencies of foreign countries and to the extent a Fund may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of such Fund as measured in dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate or exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

A separate account of the Small Cap Fund consisting of liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward contracts entered into under the second circumstances, as set forth above, will be established with the Fund’s custodian. For the purpose of determining the adequacy of the

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securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund.

Dollar Roll Transactions. The Income Fund may engage in dollar roll transactions, which consist of the sale by the Fund to a bank or broker/dealer (the “counterparty”) of the Government National Mortgage Association (“GNMA”) certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into a commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date. The security sold by the Fund that is subject to repurchase at such future date may not be an existing security in the Fund’s holdings. As part of a dollar roll transaction, this is not considered to be a short sale event.

The Fund will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transaction. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

Dollar rolls may be treated for purposes of the 1940 Act, as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. A dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund’s borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund’s right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Strategic Transactions and Derivatives. The Income Fund, the International Equity Fund, the Socially Responsible Fund, certain ETFs and the Wilshire Underlying Funds may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in such fund’s portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Funds, the Wilshire Underlying Funds or ETFs may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”). Strategic

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Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s, ETF’s or a Wilshire Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund’s, ETF’s or a Wilshire Underlying Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund’s (10% with respect to the Income Fund) or a Wilshire Underlying Fund’s assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a fund to utilize these Strategic Transactions successfully will depend on the subadviser’s ability to predict pertinent market movements, which cannot be assured. A fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. With the exception of the Income Fund, Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. The Income Fund may use Strategic Transactions for non-hedging purposes to enchance potential gain.

Strategic Transactions, including derivative contracts, have risks associated with them, including possible default by the other party to the transaction, illiquidity and, to the extent the subadviser’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause the fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund’s position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it tends to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. To the extent consistent with their respective investment objectives, the Income Fund, the Small Cap Fund, the International Equity Fund, the Socially Responsible Fund, certain ETFs and the Wilshire Underlying Funds may invest in options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instruments on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of fund assets in special accounts.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund, the right to sell such instrument at the option exercise price. A call option,

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upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A fund’s purchase of a call option, on a security, financial future, index, currency or other instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American-style put or call option may be exercised at any time during the option period thereto. A Fund, ETF or the Wilshire Underlying Funds may purchase and sell exchange-listed options and over-the-counter options (“OTC options”). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the underlying instrument.

A fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options for a particular class or series of options, in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty. In contracts to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund or the Wilshire Underlying Funds will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund or the Wilshire Underlying Funds to require the Counterparty to sell the option back to the Fund or the Wilshire International Equity Fund at a formula price within seven days. The Funds and the Wilshire Underlying Funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the subadviser or adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund or the Wilshire Underlying Funds will engage in OTC option transactions

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only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody’s or an equivalent rating from any nationally recognized statistical rating organization (“NRSRO”) or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the subadviser. The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities “covering” the amount of a fund’s obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any), are illiquid, and are subject to the Fund’s, ETF’s or the Wilshire Underlying Fund’s limitation on investing in illiquid securities. If a Fund or a Wilshire Underlying Fund exceeds the limits specified above, the fund will take prompt steps to reduce its holdings in illiquid securities.

If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or will increase the fund’s income. The sale of put options can also provide income. The funds may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities, indices, currencies and futures contracts. All calls sold by a fund must be “covered” (i.e., the fund, must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a fund will receive the option premium to help protect it against loss, a call sold by the fund exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

The Funds, ETF or the Wilshire Underlying Funds may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities (including convertible securities) and Eurodollar instruments (whether or not they hold the above securities in their portfolios), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Funds or the Wilshire Underlying Funds will not sell put options if, as a result, more than 50% of a Fund’s assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the fund may be required to buy the underlying security at a disadvantageous price above the market price.

When a fund purchases a put option, the premium paid by it is recorded as an asset of the fund. When a fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of the fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of sale, the mean between the last bid and asked price. If an option purchased by a fund expires unexercised, the fund realizes a loss equal to the premium paid. If a fund enters into a closing sale transaction on an option purchased by it, the fund will realize a gain if the premium received by the fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a fund expires on the stipulated expiration date or if a fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the fund will realize a gain or loss.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest

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in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the OCC may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

General Characteristics of Futures. To the extent consistent with their respective investment objectives, a Fund (except the Balanced Fund) certain ETFs and the Wilshire Underlying Funds may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below.

The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A fund’s use of financial futures and options thereon will be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission. Typically, maintaining a futures contract or selling an option thereon requires a fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A notice of eligibility for exclusion from the definition of the term “commodity pool operator” has been filed with the National Futures Association with respect to each Fund. If a Fund is no longer able to claim the exclusion, Wilshire would be required to register as a “commodity pool operator” on behalf of the Fund and the Fund and Wilshire would be subject to regulation under the Commodity Exchange Act.

Options on Securities Indices and Other Financial Indices. Each of the Funds, the Wilshire Underlying Funds and certain ETFs also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain

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or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. In general, the Funds’ or ETFs’ dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. The Income Fund, however, can invest up to 10% of its assets in such transactions for non-hedging purposes. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Funds may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or are determined to be of equivalent credit quality by the subadviser.

The Funds’ or ETFs’ dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, the Wilshire International Equity Fund or ETF, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Funds will not enter into a transaction to hedge currency exposure to an extent greater, after all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross-hedging as described below.

The Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a fund’s portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a fund’s securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present, or may not be present during the particular time that a fund is engaging in proxy hedging. If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to a fund if it is unable to deliver or receive currency or funds in

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settlement of obligations, and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of currency futures contracts for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on options on currency futures is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Combined Transactions. A Fund, the Wilshire International Equity Fund and ETF may enter into multiple transactions, which may include multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (“component” transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of a subadviser, it is in the best interests of a fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the subadviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Funds and certain ETFs may enter are interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors and collars. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on change in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specific index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good-faith hedging purposes, the subadviser, the Funds believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to the 1940 Act’s borrowing restrictions. The Funds will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the subadviser. If there is a default by the Counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Eurodollar Instruments. A Fund, the Wilshire International Equity Fund or ETF may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowing. The Funds, the Wilshire International Equity Fund or ETFs may use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

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Euro Risk. A Fund, certain ETFs and the Wilshire Underlying Funds may invest in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. A Fund, a Wilshire Underlying Fund or an ETF may be subject to greater risk of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the fund is not invested may adversely affect the security values and thus the fund’s holdings. A significant number of countries in Europe are member states in the European Union (the “EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the EURO, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex foreign, political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a fund or ETF segregate liquid, high-grade assets to the extent fund obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high-grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities which correlate with the index or to segregate liquid high-grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a fund requires the fund to segregate liquid high-grade assets equal to the exercise price.

Except when a fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency which requires no segregation, a currency contract which obligates a fund to buy or sell currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to the fund’s obligations or to segregate liquid high-grade assets equal to the amount of the fund’s obligation.

OTC options entered into by the Funds, the Wilshire Underlying Funds or ETFs, including those on securities, currency, financial instruments or indices and OCC-issued and exchange listed index options, will generally provide for cash settlement. As a result, when a fund sells these instruments, it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non-cash-settled put, the same as an OCC- guaranteed listed option sold by a fund or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC-issued and exchange listed options sold by a fund, other than those above generally settle with physical delivery, or with an election of

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either physical delivery or cash settlement, and the fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high-grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the fund’s net obligations, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund, the Wilshire Underlying Funds or ETF may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligations in related options and Strategic Transactions. For example, a fund could purchase a put option if the strike price of that option is the same as or higher than the strike price of a put option sold by the fund. Moreover, instead of segregating assets if a fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

The Funds, the Wilshire Underlying Funds or ETFs’ activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company. (See “Tax Matters” section).

Variable and Floating Rate Instruments. The Income Fund and the Small Cap Fund may invest in variable and floating rate instruments. With respect to purchasable variable and floating rate instruments, the subadvisers will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a fund could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted fund maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time a fund involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Income Fund and the Small Cap Fund may purchase bank obligations, such as certificates of deposit, bankers’ acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of a fund’s investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

Mortgage-Backed Securities. The Small Cap Fund, the Income Fund and certain ETFs may invest in mortgage-backed securities. Mortgage-backed securities represent interests in pools of mortgage loans made by lenders such as commercial banks and savings and loan institutions. Pools of mortgage loans are assembled for

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sale to investors by various government-related organizations. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue.

Mortgage-backed securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA-guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 7, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. The U.S. Treasury also pledged to make additional capital contributions as needed to help ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. FNMA and FHLMC continue to rely on the support of the U.S. Treasury to continue operations, and it is not known when the conservatorships will be terminated or what changes will be made to their operations following the conservatorships.

Mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed pool; however, statistics published by the Federal Housing Authority indicate that the average life of mortgages with 25- to 30-year maturities (the type of mortgages backing the vast majority of mortgage-backed securities) is approximately 12 years. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (“Mortgage Assets”). Multiclass pass-through securities are equity interests held in a trust composed of Mortgage Assets. Payments of principal and of interest on the Mortgage Assets, and any reinvestment income thereon, provide the capital to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including depositary institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

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In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual class than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow to a particular CMO the lower the anticipated yield will be on that class at the time of issuance relative to prevailing market yields on mortgage-backed securities.

The Income Fund may invest in, among other things, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Asset-Backed Securities. The Small Cap Fund, the Income Fund and certain ETFs may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are pooled and securitized. Asset-backed securities generally do not have the benefit of the same security interest in the related collateral as is the case with mortgage-backed securities. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, the security interest in the underlying automobiles is often not transferred when the pool is created, with the resulting possibility that the collateral could be resold. In general, these types of loans are of shorter average life than mortgage loans and are less likely to have substantial prepayments.

In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

U.S. Government Obligations. Each Fund, ETF and the Wilshire Underlying Funds may invest in U.S. government obligations. U.S. government obligations are direct obligations of the U.S. government and are supported by the full faith and credit of the U.S. government. U.S. government agency securities are issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. Some of these securities are backed by the full faith and credit of the U.S. government; others are backed by the agency’s right to borrow a specified amount from the U.S. Treasury; and still others, while not guaranteed directly or indirectly by the U.S. government, are backed with collateral in the form of cash, Treasury securities or debt instruments that the lending institution has acquired through its lending activities. Examples of the types of U.S. government obligations which the Funds, ETFs or the Wilshire Underlying Funds may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-

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Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank of Reconstruction and Development (the “World Bank”), the Asian-American Development Bank and the Inter-American Development Bank.

Supranational Organization Obligations. The Small Cap Fund, the Income Fund and the Socially Responsible Fund may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

Lease Obligations. The Small Cap Fund may hold participation certificates in a lease, an installment purchase contract or a conditional sales contract (“Lease Obligations”). The subadviser will monitor the credit standing of each municipal borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the subadviser will consider, among other factors, the following: (i) whether the lease may be canceled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee’s general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) the likelihood that the municipality would discontinue appropriating funding for the lease property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (v) legal recourse in the event of failure to appropriate; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation.

Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. In addition, the Fund’s intention to qualify as a “regulated investment company” under the Code, may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

Commercial Paper. The Equity Fund, the Small Cap Fund, the Socially Responsible Fund, the Income Fund and the Wilshire Underlying Funds may purchase commercial paper rated (at the time of purchase) A 1 by S&P or Prime 1 by Moody’s or, when deemed advisable by the Fund’s adviser or subadviser, “high quality” issues rated A 2 or Prime 2 by S&P or Moody’s, respectively. These ratings are described in Appendix A.

Commercial paper purchasable by the Funds includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

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Investment Grade Debt Obligations. The Equity Fund, the Income Fund and ETFs may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., Baa by Moody’s or BBB by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. See Appendix A to this SAI for a description of applicable securities ratings.

When-Issued Purchase and Forward Commitments. The Funds, except the Balanced Fund and certain ETFs, may enter into “when-issued” and “forward” commitments, including, for the Income Fund and Small Cap Fund, TBA purchase commitments, to purchase or sell securities at a fixed price at a future date. When a fund agrees to purchase securities on this basis, liquid assets equal to the amount of the commitment will be set aside in a separate account. Normally fund securities to satisfy a purchase commitment will be set aside, and in such a case a fund, may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the fund’s commitments. It may be expected that the market value of a fund’s net assets will fluctuate to a greater degree when it sets aside fund securities to cover such purchase commitments than when it sets aside cash. Because a Fund’s liquidity and ability to manage its portfolio might be affected when it sets aside cash or fund securities to cover such purchase commitments, each Fund expects that its forward commitments and commitments to purchase when-issued or, in the case of the Income Fund, TBA securities will not exceed 25% of the value of its total assets absent unusual market conditions.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it has been entered into and may sell securities it has committed to purchase before those securities are delivered to the fund on the settlement date. In these cases, a fund may realize a taxable capital gain or loss. When a fund engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of each fund starting on the day the fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Stand-By Commitments. The Small Cap Fund may invest in stand-by commitments. Under a stand-by commitment for a Municipal Obligation, a dealer agrees to purchase at the Fund’s option a specified Municipal Obligation at a specified price. Stand-by commitments for Municipal Obligations may be exercisable by the Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment for Municipal Obligations (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments for Municipal Obligations held by the Fund will not exceed 1/2 of 1% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.

Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in a subadviser’s opinion, present minimal credit risks. The Fund will acquire stand-by commitments solely to facilitate Fund liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Investment Companies. In connection with the management of its daily cash position, the Funds, the Wilshire Underlying Funds and ETFs may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The International Equity Fund and the Wilshire International Equity Fund may purchase shares of investment companies investing primarily

30

in foreign securities, including so-called “country funds.” Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country. As a shareholder of another investment company, a Fund, the Wilshire Underlying Funds or ETF would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses a Fund, the Wilshire Underlying Funds or ETF bears directly in connection with its own operations.

Rule 12d1-1, under the 1940 Act, permits a fund to invest an unlimited amount of its uninvested cash in a money market fund so long as such investment is consistent with a Fund, the Wilshire Underlying Funds or ETF’s investment objectives and policies. As a shareholder in an investment company, a fund, would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Recent Market Events Risk. Over the past several years, events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected.

These market conditions have resulted in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some case, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the market and grow the economy. The ultimate effect of these efforts is, of course, not yet known. Withdrawal of this support or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Cyber Security Risk. Investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber -attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber security attacks affecting a Fund or its adviser, sub-advisers, custodian, transfer agent and other third party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in materials adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

MANAGEMENT OF THE FUNDS

A listing of the Trustees and officers of the Trust, their ages and their principal occupations for the past five years is presented below. The address of each Trustee and officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

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Name and Age	Position Held With The Trust	Term Of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
NON-INTERESTED TRUSTEES
Margaret M. Cannella, 62	Trustee	Since 2011	Adjunct Professor, Columbia Business School. Formerly, Managing Director, Head, Global Credit Research and Corporate Strategy, JPMorgan Securities, Inc. and Managing Director, Head US Corporate Research, JP Morgan Securities, Inc.	15	Wilshire Mutual Funds, Inc. (6 Funds); Schroder Series Trust; Schroder Global Series Trust; Schroder Capital Funds (Delaware); Watford Reinsurance Ltd.; Advanced Pierre Foods; Princeton-in-Asia
Roger A. Formisano, 65	Trustee	Since 2002	Vice President, University Medical Foundation, 2006- Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	15	Integrity Mutual Insurance Company, Wilshire Mutual Funds, Inc. (6 Funds)
Edward Gubman, 62	Trustee	Since 2011	Founder and Principal, Strategic Talent Solutions	15	Wilshire Mutual Funds, Inc. (6 Funds)
Suanne K. Luhn, 59	Trustee	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	15	Wilshire Mutual Funds, Inc. (6 Funds)
George J. Zock, 63	Trustee, Chairman of the Board	Since 1996; Trustee of Predecessor Funds from 1995 to 1996	Independent Consultant; Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003)	15	Wilshire Mutual Funds, Inc. (6 Funds); Armed Forces Insurance Exchange
OFFICERS
Jason Schwarz, 39	President	Since 2012	Managing Director, Wilshire Associates Incorporated (since 2005); Head of Wilshire Funds Management’s Client Service, Sales, Marketing and Distribution functions	N/A	N/A
James E. St. Aubin, 36	Vice President	Since 2009	Managing Director and Senior Portfolio Manager in Wilshire's Funds Management Group. 2004-2008, Senior Consultant at Ibbotson Associates-a division Morningstar Inc.	N/A	N/A
Helen Thompson, 45	Chief Compliance Officer Vice President	Since 2013 Since 2008	Managing Director, Wilshire Associates Incorporated. (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Compliance Officer, Financial Controller, Company Secretary, Associate Director (1996 to 2003), First Quadrant Limited	N/A	N/A

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Name and Age	Position Held With The Trust	Term Of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Reena S. Lalji, 42	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated (Since 2009); Senior Counsel, Royal Bank of Canada (2003-2008)	N/A	N/A
Michael Wauters, 48	Treasurer	Since 2009	Chief Financial Officer, Wilshire Associates Incorporated (since 2009); Assistant Vice President- Financial Operations, Pacific Life Insurance Company (2000-2009)	N/A	N/A
Nathan R. Palmer, 37	Vice President	Since 2011
Managing Director, Wilshire Funds Management (since 2011); Senior Investment Management Associate, Convergent Wealth Advisors (2009-2010); Director Public Markets, Investment Office, California Institute of Technology (2008-2009). Treasury Manager, Retirement Investments, Intel Corporation (2004-2008)
				N/A	N/A

(1)
Each Trustee serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal (as provided in the Trust’s Declaration of Trust) or retirement which takes effect no later than the May 1 following his or her 70th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Board of Trustees

Under the Trust’s Declaration of Trust and the laws of the State of Delaware, the Board of Trustees is responsible for managing the Trust’s business and affairs. The Board is currently comprised of five trustees, all of whom are classified under the 1940 Act as “non-interested” persons of the Trust and are often referred to as “independent trustees.”

Qualifications and Experience

The following is a summary of the experience, qualifications, attributes and skills of each Trustee that support the conclusion, as of the date of this SAI, that each Trustee should serve as a Trustee in light of the Trust’s business and structure. Each Trustee also has considerable familiarity with the Trust, the Adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his or her substantial prior service as a Trustee of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Margaret M. Cannella. Ms. Cannella has served as a Trustee since 2011 and is chairperson of the Investment Committee since 2012. She has also served as a Board member of other funds in the Wilshire Funds complex since 2011. Ms. Cannella is retired from JPMorgan Securities, Inc., where she served as Managing Director and Head of Global Credit Research and Equity and Credit Strategy from 2007 to 2009, Managing Director and Head of US Equity and Equity Research from 2005 to 2007, and Managing Director and Head of US Credit Research from 1998 to 2004. Prior to joining JPMorgan Securities, Inc., Ms. Cannella served as Managing Director and Head of Global Research at Citigroup. Ms. Cannella currently serves on the Board of Trustees

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of Schroder Series Trust, Schroder Global Series Trust and Schroder Capital Funds (Delaware). Ms. Cannella is also currently on the Board of Directors of Advanced Pierre Foods, a portfolio company of Oaktree Capital Partners, where she serves as Audit Committee chair, and she is a member of the Board of Directors of Watford Reinsurance Ltd. Ms. Cannella is also past Chair of Women in Leadership at Princeton University, and past Chair and current Trustee of Princeton-in-Asia. Ms. Cannella has been a member of the Council on Foreign Relations since 1999. She also serves as an adjunct professor at Columbia Business School and designs and teaches credit markets development programs at JPMorgan and the Federal Reserve Bank.

Roger A. Formisano. Mr. Formisano has served as Trustee of the Trust since 2002 and is chairperson of the Audit Committee. He has also served as a Board member of other funds in the Wilshire Funds complex since 2002. Mr. Formisano is Vice President of the University Medical Foundation, University of Wisconsin, and Founder and Principal of R.A. Formisano & Company, LLC. He also serves on the Board of Integrity Mutual Insurance Company. Previously, Mr. Formisano was a Professor and Director of the Center for Leadership and Applied Business at the University of Wisconsin-School of Business and was Chief Operating Officer from 1992 to 1999 of United Wisconsin Services (UWZ), a NYSE listed company and served on the Board of Unity Health Insurance Company. The Board of the Trust has determined that Mr. Formisano is an “audit committee financial expert” as defined by the SEC.

Edward Gubman, PhD. Mr. Gubman has served as a Trustee of the Trust since 2011 and chairperson of the Valuation Committee since 2012. He has also served as a Board member of other funds in the Wilshire Funds complex since 2011. Mr. Gubman is a founding partner of Strategic Talent Solutions, a consulting firm that helps executives with leadership development, talent management and employee engagement. Prior to founding Strategic Talent Solutions in 2004, Mr. Gubman served as a consultant with his own firm, Gubman Consulting, from 2001-2003 where he consulted with clients on leadership and talent management. Mr. Gubman worked at Hewitt Associates from 1983 to 2000 in Account Management and as Global Practice Leader where he specialized in talent management and organizational effectiveness. Mr. Gubman is the author of The Talent Solution: Aligning Strategy and People to Create Extraordinary Business Results and The Engaging Leader: Winning with Today’s “Free Agent” Workforce. He is also the Executive Editor of People & Strategy, The Journal of the Human Resource Planning Society since 2008 and is a lecturer in executive education, MBA, MILR and physician leadership programs at The University of Chicago, Cornell University, The University of Dayton, Indiana University, Northwestern University, the University of Minnesota and the University of Wisconsin. From 2009 to the present, Mr. Gubman has served as a Board member, Assistant Treasurer and Chair of the Personnel Committee of the Jewish Family Service of the Desert, and in 2008 served as Advisor to the Presidential Transition Team on the Social Security Administration and as a committee member, National Policy Committee on Retirement Security from 2007 to 2008. Mr. Gubman has served as Chair of the Publications Committee, of The Human Resource Planning Society since 2008, and as a Board member of The Human Resource Planning Society from 2005 to 2008.

Suanne K. Luhn. Ms. Luhn has served as Trustee of the Trust since 2008. She has also served as a Board member of other funds in the Wilshire Funds complex since 2008. From 1990 to 2006, she served as Chief Compliance Officer at Bahl & Gaynor, an investment advisory firm. Ms. Luhn served as a portfolio manager from 1983-1990, first at Baldwin United Company and later at Scudder, Stevens & Clark, Inc., where she was Director, Socially Responsive Investment Team, Member, Scudder Insurance Asset Management and Member, Institutional Fixed Income Portfolio Management. Ms. Luhn also has experience as Director of Municipal Institutional Sales for Seasongood & Mayer and as Head Trader for Equity and Fixed Income for Scudder, Stevens & Clark, Inc. Ms. Luhn has an MBA in finance.

George J. Zock. Mr. Zock has served as Trustee of the Trust and chairperson of the Board since 1996 and was Trustee of the predecessor fund to the Trust from 1995 to 1996. He is also chairperson of the Nominating Committee. He has also served as a Board member of other funds in the Wilshire Funds complex since 2006. Mr. Zock, a certified public accountant, is currently an independent consultant and is a member of the Illinois CPA

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Society. Mr. Zock has held senior executive positions with the Horace Mann Life Insurance Company and Horace Mann Service Corporation, serving as Executive Vice President from 1997 to 2003. Mr. Zock has served as a Director for Armed Forces Insurance Exchange from 2013 to present.

Leadership Structure

The Trust’s Board of Trustees manages the business affairs of the Trust. The Trustees establish policies and review and approve contracts and their continuance. The Trustees regularly request and/or receive reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board is comprised of five trustees, all of whom (including the chairperson) are independent trustees. The independent chairperson, who serves as a spokesperson for the Board, is primarily responsible for facilitating communication among the Trustees and between the Board and the officers and service providers of the Trust and presides at meeting of the Board. In conjunction with the officers and legal counsel, the independent chairperson develops agendas for Board meetings that are designed to be relevant, prioritized, and responsive to Board concerns. The Board has established four standing committees. The Audit Committee is responsible for monitoring the funds’ accounting policies, financial reporting and internal control system; monitoring the work of the funds’ independent accountants and providing an open avenue of communication among the independent accountants, fund management and the Board. The Nominating Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust’s Governance Guidelines and Procedures. The Valuation Committee oversees the activities of the Adviser’s Pricing Committee and fair values Fund securities. The Investment Committee monitors performance of the Funds and the performance of the Adviser and subadvisers. The Trust’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet periodically throughout the year to review the Trust’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Board has determined that the Trust’s leadership structure is appropriate given the number, size and nature of the funds in the fund complex.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Funds, the Board, among other things, oversees risk management of each Fund’s investment program and business affairs directly and through the committee structure that it has established. Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall supervision of the Board, the Adviser and other services providers to the Funds also have implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

The Board requires senior officers of the Trust, including the President, Treasurer and Chief Compliance Officer (“CCO”), to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO, including separate meetings with the independent Trustees in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Investment Committee receives reports from the Adviser on the performance of the Funds and the Valuation Committee receives valuation reports and minutes from the Adviser’s Pricing Committee meetings. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser and subadvisers to the Funds as well as the Trust’s custodian, administrator/fund accounting agent, distributor and transfer agent. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

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The Board has four standing committees—an Audit Committee, a Nominating Committee, a Valuation Committee and an Investment Committee.

The Audit Committee held three meetings in 2013. The current members of the Audit Committee, all of whom are independent trustees, include Messrs. Formisano (chairperson), Gubman and Zock.

The Nominating Committee held four meetings in 2013. The current members of the Nominating Committee, all of whom are independent trustees, include Messrs. Zock (chairperson) and Formisano and Ms. Luhn. Pursuant to the Trust’s Governance Procedures, shareholders may submit suggestions for Board Candidates to the Nominating Committee, which will evaluate candidates for Board membership by forwarding their correspondence by U.S. mail or courier service to the Trust’s Secretary for the attention of the chair of the Nominating Committee.

The Investment Committee held four meetings in 2013. The current members of the Investment Committee, all of whom are independent trustees, include Ms. Cannella (chairperson), Mr. Gubman and Ms. Luhn.

The Valuation Committee held four meetings in 2013. The current members of the Valuation Committee, all of whom are independent trustees, include Mr. Gubman (chairperson) and Ms. Cannella. Messrs. Formisano and Zock and Ms. Luhn serve as alternates.

Compensation

The Trust and the Company together pay each independent Trustee an annual retainer of $18,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee retainer of $8,000 and a Committee telephonic meeting fee of $500.

The following table sets forth the compensation paid to the Independent Trustees of the Trust for the 12 months ended December 31, 2013. The Trust does not compensate any of the officers.

Trustee	Aggregate Compensation From the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and the Fund Complex*
Margaret M. Cannella	$17,306	N/A	N/A	$34,333
Roger A Formisano	$17,663	N/A	N/A	$35,000
Edward Gubman	$17,129	N/A	N/A	$34,000
Suanne K. Luhn	$17,663	N/A	N/A	$35,000
George J. Zock	$23,174	N/A	N/A	$46,000

*
This is the total amount compensated to the Trustee for his or her service on the Trust’s Board and the board of any other investment company in the fund complex. “Fund Complex” means two or more registered investment companies that hold themselves out as related companies for purposes of investment and investor services, or have a common investment adviser or are advised by affiliated investment advisers.

Trustees’ Holdings of Fund Shares

The following table sets forth, for each Trustee, the dollar range of shares owned in each Fund as of December 31, 2013, as well as the aggregate dollar range of shares in all registered investment companies overseen by the Trustee within the family of investment companies as of the same date.

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Name of Fund	Margaret M. Canella	Roger A. Formisano	Edward Gubman	Suanne K. Luhn	George J. Zock
Equity Fund	None	None	None	None	None
Balanced Fund	None	None	None	None	None
Income Fund	None	None	None	None	None
Small Cap Fund	None	None	None	None	None
International Equity Fund	None	None	None	None	None
Socially Responsible Fund	None	None	None	None	None
Wilshire 2015 ETF Fund	None	None	None	None	None
Wilshire 2025 ETF Fund	None	None	None	None	None
Wilshire 2035 ETF Fund	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies overseen by the Trustee within the Family of Investment Companies	None	None	None	$10,001 -$50,000	$10,001 -$50,000

Trustees and officers do not directly own any shares of the Funds; however, they may invest indirectly in the Funds through annuity contracts issued by insurance companies of which no one person beneficially owns more than 1%.

INVESTMENT ADVISORY AGREEMENTS

Investment Advisory Agreements. As stated in the prospectus, the Trust employs the Adviser to manage the investment and reinvestment of the assets of the Equity Fund, the Balanced Fund, the Income Fund, the Small Cap Fund, the International Equity Fund and the Socially Responsible Fund and to continuously review, supervise and administer the Funds’ investment programs under an Investment Advisory Agreement dated March 1, 1999, as amended September 30, 2004 and December 31, 2011. The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Target Maturity Funds and to continuously review, supervise and administer the Target Maturity Funds under an Investment Advisory Agreement dated April 28, 2006. The Adviser is controlled by Dennis A. Tito who beneficially owns a majority of the outstanding shares of the Adviser.

The Adviser’s duties under the Investment Advisory Agreements for the Funds (with the exception of the Target Maturity Funds) include recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for each Fund or a portion of such Fund’s assets designated from time to time by the Adviser, including investment, research, and management with respect to all securities and investments and cash equivalents for the Fund or a designated portion of such Fund’s assets. The Adviser’s duties under the Investment Advisory Agreement for the Target Maturity Funds include either determining the underlying portfolios to be purchased, retained or sold by a Fund or providing a continuous investment program for a Fund by recommending one or more unaffiliated subadvisers to the Board of Trustees or directly managing the assets of the Funds or a portion thereof. The Adviser also reviews, monitors and reports to the Board of Trustees regarding the performance and investment procedures of each subadviser and assists and consults with each subadviser in connection with the Fund’s continuous investment program.

The Adviser selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating subadvisers, and therefore the Adviser does not

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anticipate frequent changes in the subadvisers. These subadvisers have been selected upon the basis of a due diligence process which focuses upon, but is not limited to, the subadvisers’ philosophy and process, people and organization, resources and performance.

The Adviser monitors the performance of each subadviser of the Funds and, to the extent it deems appropriate to achieve the Funds’ investment objective, reallocates assets among individual subadvisers or recommends that the Funds employ or terminate particular subadvisers.

Each subadviser’s fees will be paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a subadviser of a Fund with multiple subadvisers will depend upon the fee rate negotiated with the Adviser and upon the percentage of the Fund’s assets allocated to that subadviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser will not be constant, and the relative amounts of fees paid to the various subadvisers of a Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed based on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee. Because the Adviser will pay each subadviser’s fees out of its own fees from the Funds, there will not be any “duplication” of advisory fees paid by the Funds.

The Investment Advisory Agreements continue in effect for each Fund from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders of the Fund or the Board of Trustees. An agreement may be terminated at any time upon 60 days notice by either party; the Trust may so terminate an agreement either by vote of the Board of Trustees or by a majority vote of the outstanding voting shares of the subject Fund if the Adviser were determined to have breached the agreement. Each agreement terminates automatically upon assignment.

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreements, the Adviser receives a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate on the First $1 Billion of Fund Assets	Rate on Fund Assets in Excess of $1 Billion
Equity Fund	0.70%*	0.60%*
Balanced Fund	0.55%**	0.45%**
Income Fund	0.55%	0.45%
Small Cap Fund	1.15%***	1.05%***
International Equity Fund	1.00%****	0.90%****
Socially Responsible Fund	0.85%	0.75%
Wilshire 2015 ETF Fund	0.25%*****	0.25%
Wilshire 2025 ETF Fund	0.25%*****	0.25%
Wilshire 2035 ETF Fund	0.25%*****	0.25%

*
As discussed in the prospectus, the Equity Fund invests in shares of the Large Company Growth Portfolio and the Large Company Value Portfolio. The Adviser will only receive directly from the Equity Fund a fee based on the average daily net assets of the Equity Fund that are not invested in the Large Company Growth Portfolio and the Large Company Value Portfolio.

**
As discussed in the prospectus, the Balanced Fund operates under a fund of funds structure, primarily investing in shares of the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. The Adviser will only receive directly from

38

the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.

***
As discussed in the prospectus, the Small Cap Fund invests in shares of the Small Company Growth Portfolio and the Small Company Value Portfolio. The Adviser will only receive directly from the Small Cap Fund a fee based on the average daily net assets of the Small Cap Fund that are not invested in the Small Company Growth Portfolio or the Small Company Value Portfolio.

****
As discussed in the prospectus, the International Equity Fund invests in shares of the Wilshire International Equity Fund. The Adviser will only receive directly from the International Equity Fund a fee based on the average daily net assets of the Equity Fund that are not invested in the Wilshire International Equity Fund.

For the Target Maturity Funds, Wilshire has contractually agreed to waive advisory fees and/or reimburse expenses through April 30, 2015, so that the Total Annual Operating Expenses, excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses, for this period will not exceed 0.60% (the “Expense Limitation”). Wilshire may recoup the amount of any advisory fee waived or expense reimbursement within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation, to the extent a Fund’s annualized operating expenses are less than the Expense Limitation.

For the period January 1, 2013 through October 31, 2013 Wilshire voluntarily waived 0.20% of each of the Small Cap Fund and International Equity Fund’s management fee. Effective November 1, 2013, Wilshire replaced the voluntary waiver with a contractual management fee waiver of 0.20% of each Fund’s management fee that is based of average daily net assets that are not invested in affiliated underlying funds through April 30, 2015.

For the fiscal years ended December 31, 2011, 2012 and 2013, the advisory fees for each Fund payable to the Adviser, the reductions attributable to contractual and voluntary fee waivers, the net fees paid with respect to the Funds, and the corresponding percentages of net assets (net of waivers) were as follows:

2011

Fund	Advisory Fee Payable	Reduction in Fee	Recouped Fees	Net Fee Paid	% of Average Net Assets
Equity Fund	$764,543	$0	$0	$764,543	0.38%
Balanced Fund	$0	$0	$0	$0	0.00%
Income Fund	$519,173	$0	$0	$519,173	0.55%
Small Cap Fund*	$457,126	$84,491	$0	$372,635	0.94%
International Equity Fund*	$481,537	$96,533	$0	$385,004	0.80%
Socially Responsible Fund	$427,424	$0	$0	$427,424	0.85%
Wilshire 2015 ETF Fund**	$65,084	$29,870	$0	$35,314	0.14%
Wilshire 2025 ETF Fund**	$68,581	$33,265	$0	$35,316	0.13%
Wilshire 2035 ETF Fund**	$70,662	$34,342	$0	$36,320	0.13%

*	For the fiscal year ended December 31, 2011, Wilshire voluntarily waived 0.21% and 0.20% of its management fee for the Small Cap Fund and the International Equity Fund, respectively.

**
Reduction in fee for the Target Maturity Funds includes contractual waivers of management fees and reimbursement of expenses so that total annual operating expenses, excluding the fees and expenses of the Underlying Funds, for each Target Maturity Fund would not exceed 0.60%.

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2012

Fund	Advisory Fee Payable	Reduction in Fee	Recouped Fees	Net Fee Paid	% of Average Net Assets
Equity Fund	$678,301	$0	$0	$678,301	0.35%
Balanced Fund	$0	$0	$0	$0	0.00%
Income Fund	$442,640	$0	$0	$442,640	0.55%
Small Cap Fund*	$432,074	$75,142	$0	$356,932	0.95%
International Equity Fund*	$555,893	$111,179	$0	$444,714	0.80%
Socially Responsible Fund	$418,879	$0	$0	$418,879	0.85%
Wilshire 2015 ETF Fund**	$70,475	$30,654	$0	$39,821	0.14%
Wilshire 2025 ETF Fund**	$86,319	$36,557	$0	$49,762	0.14%
Wilshire 2035 ETF Fund**	$93,081	$39,348	$0	$53,733	0.14%

*	For the fiscal year ended December 31, 2012, Wilshire voluntarily waived 0.20% and 0.20% of its management fee for the Small Cap Fund and the International Equity Fund, respectively.

**
Reduction in fee for the Target Maturity Funds includes contractual wiavers of management fees and reimbursement of expenses so that annual operating expenses, excluding the fees and expenses of the Underlying Funds, for each Target Maturity Fund would not exceed 0.60%.

2013

Fund	Advisory Fee Payable	Reduction in Fee	Recouped Fees	Net Fee Paid	% of Average Net Assets
Equity Fund	$524,972	$0	$0	$524,972	0.26%
Balanced Fund	$6,681	$0	$0	$6,681	0.00%
Income Fund	$419,615	$0	$0	$419,615	0.55%
Small Cap Fund**	$291,105	$50,628	$0	$240,477	0.60%
International Equity Fund**	$343,606	$68,731	$0	$274,875	0.67%
Socially Responsible Fund	$449,044	$0	$0	$449,044	0.85%
Wilshire 2015 ETF Fund*	$80,406	$45,932	$0	$34,474	0.11%
Wilshire 2025 ETF Fund*	$109,762	$48,606	$0	$61,156	0.14%
Wilshire 2035 ETF Fund*	$125,292	$53,990	$0	$71,302	0.14%

*
For the period December 31, 2012 through October 31, 2013, Wilshire voluntarily waived 0.20% and 0.20% of its management fee for the Small Cap Fund and the International Equity Fund, respectively.  Effective November 1, 2013, Wilshire replaced the voluntarily waiver with a contractual management fee waiver of 0.20% of each Fund’s management fee that is based on average daily net assets that are not invested in affiliated underlying funds through April 30, 2015.

**
Reduction in fee for the Target Maturity Funds includes contractual waivers of management fees and reimbursement of expenses so that total annual operating expenses, excluding the fees and expenses of the Underlying Funds, for each Target Maturity Fund would not exceed 0.60%.

The aggregate subadvisory fees paid by Wilshire with respect to each Fund, and the corresponding percentage of net assets for the fiscal years ended December 31, 2011, 2012 and 2013 were as follows:

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2011

Fund	Aggregate Sub Advisory Fee Paid	% of Average Net Assets
Equity Fund	$183,278,643	0.16%
Balanced Fund	$0	0.00%
Income Fund	$79,748,213	0.24%
Small Cap Fund	$36,417,427	0.51%
International Equity Fund	$52,714,445	0.40%
Socially Responsible Fund	$47,172,014	0.25%
Wilshire 2015 ETF Fund	$0	0.00%
Wilshire 2025 ETF Fund	$0	0.00%
Wilshire 2035 ETF Fund	$0	0.00%

2012

Fund	Aggregate Sub- Advisory Fee Paid	% of Average Net Assets
Equity Fund	$305,934	0.16%
Balanced Fund	$0	0.00%
Income Fund	$161,241	0.20%
Small Cap Fund	$173,981	0.50%
International Equity Fund	$246,234	0.42%
Socially Responsible Fund	$108,611	0.22%
Wilshire 2015 ETF Fund	$0	0.00%
Wilshire 2025 ETF Fund	$0	0.00%
Wilshire 2035 ETF Fund	$0	0.00%

2013

Fund	Aggregate Sub- Advisory Fee Paid	% of Average Net Assets
Equity Fund	$208,238	0.10%
Balanced Fund	$0	0.00%
Income Fund	$152,873	0.20%
Small Cap Fund	$108,988	0.27%
International Equity Fund	$142,701	0.35%
Socially Responsible Fund	$116,424	0.22%
Wilshire 2015 ETF Fund	$0	0.00%
Wilshire 2025 ETF Fund	$0	0.00%
Wilshire 2035 ETF Fund	$0	0.00%

Subadvisers. Each of the Investment Sub-Advisory Agreements provides that neither the subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to a Fund or any shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the subadviser of its duties under the Investment Sub-Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Sub-

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Advisory Agreement. Each of the Investment Sub-Advisory Agreements continues in effect for each Fund from year to year for so long as its continuation is approved at least annually and is subject to the same requirements for renewal as the Investment Advisory Agreement. Due to their fund of funds structure, the Balanced Fund and Target Maturity Funds do not have subadvisers.

For the services provided pursuant to the Investment Sub-Advisory Agreements, the Adviser pays the subadvisers a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate
Equity Fund	0.15%-0.40% on the first $100 million
0.15%-0.37% on the balance
Income Fund	0.20%
Small Cap Fund	0.10%-0.70% on the first $500 million
0.05%-0.70% on the balance
International Equity Fund	0.40%
Socially Responsible Fund	0.22%

The following information supplements the information regarding the subadvisers in the Funds’ prospectuses:

Santa Barbara– Equity Fund

Santa Barbara manages a portion of the Equity Fund. Santa Barbara is a subsidiary of Nuveen Investments. Nuveen Investments is an indirect subsidiary of Windy City Investments Holdings, LLC (“Holdings”), a holding company formed by equity investors led by Madison Dearborn Partners, LLC (“MDP”), a private equity firm.

Equity investors of Holdings include certain MDP private equity funds and other institutional investors including private equity divisions of U.S. Bancorp and other financial services companies.

 As a result of the facts described above, MDP is considered a “control person” of Santa Barbara under the Investment Advisers Act of 1940, as amended (“Advisers Act”); an “affiliated person” of Santa Barbara under the 1940 Act; and an “affiliate” of Santa Barbara under the Employee Retirement Income Security Act of 1974 (“ERISA”). With respect to Santa Barbara, except for MDP, no other investor in Holdings is subject to restrictions arising from such status under the Advisers Act, Investment Company Act and ERISA, respectively.

 Neither MDP nor the other investors in Holdings will have any involvement in the day-to-day investment or other business operations of Santa Barbara, including with respect to Santa Barbara’s investment and voting determinations on behalf of clients. Santa Barbara exercises its own independent investment and voting discretion in accordance with its investment philosophy, fiduciary duties and client guidelines.

Santa Barbara’s employees do not have direct ownership in the firm. However, the firm and its parent provide the same incentive as would direct ownership through various programs. Note that the value of this incentive is determined by increasing profitability over time rather than simple asset growth.

James Boothe is the Chief Investment Officer of Santa Barbara and portfolio manager of Santa Barbara’s portion of the Equity Fund. Mr. Boothe is also responsible for day to day management of other registered investment companies, other pooled investment vehicles, and other advisory accounts. As of December 31, 2013, information on these other accounts is as follows:

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James Boothe

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	5	$2,783	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	3,184	$3,363	1	$83

Conflicts of Interest

Potential conflicts of interests exist and are more fully discussed in Santa Barbara’s Form ADV Part 2A. Santa Barbara and its access persons are obligated to avoid conflicts of interest wherever possible and to fully disclose all facts concerning any conflict that may arise. Santa Barbara has adopted policies and procedures (Code of Ethics) designed to detect and prevent conflicts of interest relating to potential receipt of insider information, personal trading by its access persons and to ensure that Santa Barbara effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Compensation

Santa Barbara has in place an equity program that allows key individuals to participate in the earnings growth and cash flow of its business. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager’s performance is formally evaluated annually based on a variety of factors. Bonus compensation is primarily a function of the firm’s overall annual profitability and the individual portfolio manager’s contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy’s general benchmark for one, three and five-year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

As of December 31, 2013, Mr. Boothe did not own any shares of the Equity Fund.

TWIN – Equity Fund

Geoffrey Gerber and Christopher B. Erfort are portfolio managers of TWIN’s portion of the Equity Fund, and are also responsible for the day-to-day management of registered investment companies, other pooled investment vehicles, and other advisory accounts. As of December 31, 2013, information on these accounts is as follows:

Geoffrey Gerber and Christopher B. Erfort

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed With Performance Based Advisory Fee	Total Assets With Performance- Based Advisory Fee (millions)
Registered investment companies	4	$171.7	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	25	$776.3	1	$15.2

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TWIN manages its portion of the Equity Fund with its other client accounts invested in the same investment strategy. TWIN aggregates client transactions where possible and when advantageous to clients. Clients participating in aggregated transactions receive an average share price, and transaction costs are shared equally and on a pro-rata basis. TWIN’s policy prohibits any allocation of trades in a manner that TWIN’s proprietary accounts, affiliated accounts, or any particular client(s) or group of clients receive more favorable treatment than other client accounts. However, where a TWIN client has directed that a specific broker be used to execute transactions, such transaction(s) may not be aggregated with other orders and the resulting commission rates and execution prices for such client may be less favorable as compared to the commission rates and execution prices for TWIN’s other client accounts. If a trade is not fully executed, TWIN will generally prorate the amount executed to each client based on their respective share of the total trade, unless circumstances warrant otherwise.

TWIN’s portfolio managers and other investment personnel are paid competitive fixed base salaries by TWIN. In addition, they may receive an annual discretionary cash bonus. The cash bonus, which is set at the sole discretion of TWIN’s President, is based on various factors including the overall profit of TWIN and employee merit. The cash bonus is not, however, directly based on the investment performance or assets of the Equity Fund or any other advisory accounts. In addition, TWIN provides its employees with a generous benefit package including company provided health care, 401(k) plan and discretionary qualified profit-sharing contributions.

As of December 31, 2013, Messrs. Gerber or Erfort did not own any shares of the Equity Fund.

Western Asset Management and Western Asset Management Limited - Income Fund

Western Asset Management Company (“Western”), established in 1971, is located at 385 E. Colorado Boulevard, Pasadena, California 91101. Western Asset Management Company Limited (WAMCL) was founded in 1984 and is located at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom. Western and WAMCL are independent affiliates of Legg Mason, Inc. As of December 31, 2013, total assets under management by Western were approximately $451,631,807,677. WAMCL is affiliated with Western under common control, jointly managing an assigned portion of the Income Fund. WAMCL provides certain subadvisory services relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. Expertise from WAMCL’s investment professionals add local sector investment experience as well as the ability to trade in local markets. Western maintains constant interaction and coordination between its investment professionals to maintain a unified and cohesive investment management approach.

Western utilizes a team-based approach to portfolio management to ensure that all portfolios, as allowed by guidelines, benefit from the expertise of all the firms’ sector specialists. S. Kenneth Leech, Chief Investment Officer is responsible for the strategic oversight of the Income Fund’s investments and for supervising the operations and of the various sector specialist teams dedicated to the specific asset classes in which the Income Fund invests. Mr. Leech is involved in the management of all Western’s portfolios, but is not solely responsible for particular portfolios. With respect to the Income Fund and other client accounts with a similar objective, Carl L. Eichstaedt, Mark S. Lindbloom, CFA, Michael C. Buchanan and Keith Gardner provide specialized expertise and global oversight. They are also responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. These individuals are also responsible for overseeing implementation of Western’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Messrs. Leech, Eichstaedt, Gardner, Lindbloom and Buchanan have been Portfolio Managers for Western for more than five years.

As of December 31, 2013, in addition to the Income Fund, the portfolio managers were responsible for the management of certain other accounts, as follows:

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Type of Account	Total # of Accounts Managed	Total Assets Managed (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
S. Kenneth Leech
Registered investment companies:	25	$18,014	n/a	n/a
Other pooled investment vehicles:	56	$32,677	2	$272
Other accounts:	110	$31,339	9	$3,319
Carl L. Eichstaedt
Registered investment companies:	17	$23,517	n/a	n/a
Other pooled investment vehicles:	15	$5,498	n/a	n/a
Other accounts:	178	$44,080	23	$7,344
Mark Lindbloom
Registered investment companies:	18	$26,266	n/a	n/a
Other pooled investment vehicles:	12	$7,211	n/a	n/a
Other accounts:	163	$39,881	23	$7,561
Michael C. Buchanan
Registered investment companies:	43	$33,928	n/a	n/a
Other pooled investment vehicles:	57	$31,169	4	$862
Other accounts:	194	$48,242	20	$7,252
Keith Gardner
Registered investment companies:	31	$25,494	n/a	n/a
Other pooled investment vehicles:	29	$12,826	1	$141
Other accounts:	162	$36,481	19	$7,218

As of December 31, 2013, S. Kenneth Leech, Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan and Keith Gardner beneficially owned no securities of the Income Fund.

Potential Conflicts of Interest

Western Asset has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

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With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western Asset’s team approach to portfolio management and block trading approach works to limit this potential risk.

The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimis value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.

Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Compensation

At Western Asset, one compensation methodology covers all products and functional areas, including portfolio managers. Western’s philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and the firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to Western Asset as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current firm and portfolio strategy, and communication with clients. In reviewing pre-tax investment performance, one-, three-, and five-year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

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Los Angeles Capital – Small Cap Fund

Los Angeles Capital manages a portion of the Small Cap Fund. Los Angeles Capital is a corporation wholly owned by working principals. Los Angeles Capital is primarily owned by Thomas D. Stevens, Hal W. Reynolds, Stuart K. Matsuda, and David R. Borger. Thomas D. Stevens, CFA - Chairman and President, Principal; Hal W. Reynolds, CFA - Chief Investment Officer; and Daniel E. Allen, CFA - Director of Global Equities, are the senior portfolio managers for the portion of the Small Cap Fund sub-advised by Los Angeles Capital. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles, and other accounts managed by Mr. Stevens, Mr. Reynolds, and Mr. Allen, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2013.

Thomas D. Stevens, CFA; Hal W. Reynolds, CFA; and Daniel E. Allen, CFA

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered investment companies:	12	$3,557	1	$1,790
Other pooled investment vehicles:	13	$3,654	3	$1,975
Other accounts:	28	$8,680	6	$6,013

As of December 31, 2013, Los Angeles Capital managed 54 portfolios with 23 different benchmarks. Although certain of Los Angeles Capital’s accounts may have common benchmarks, the accounts typically have different risk profiles, cost budgets, or alpha targets, which result in differing investment portfolios.

Conflicts of Interest

Los Angeles Capital has adopted policies and procedures with respect to the disclosure of information about securities in a fund’s portfolio that it believes address the potential for conflicts of interest between a fund, the firm and an underwriter of a fund. These policies include prohibitions on disclosure of client/fund holdings and prohibitions on using knowledge about pending or currently considered securities transactions for personal gain. As part of the testing of these policies, the firm requires employees to obtain pre-clearance of purchases and sales of securities from members of both the Trading and Compliance Departments.

Los Angeles Capital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the potential conflicts of interests associated with managing portfolios for multiple clients to ensure that all clients are treated equitably and fairly. Potential issues could involve an allocation of securities among multiple client accounts, use of information regarding the timing of trades, allocations of securities between client accounts and proprietary accounts, and differences in fees among client accounts that could impact investment professionals’ compensation. Los Angeles Capital believes that its policies and procedures are reasonably designed to address these issues.

Compensation

Los Angeles Capital’s portfolio managers participate in a competitive compensation program. Total compensation includes a base salary fixed from year to year and a variable performance bonus to reflect the individual’s contributions to the firm and Los Angeles Capital’s business as a whole. In addition, portfolio managers may participate in the firm’s profit sharing plan at the level generally offered to similarly situated employees of the firm, and if a shareholder of the firm, receive a percentage of the firm’s overall profits. Los Angeles Capital’s portfolio manager compensation is not tied to fund performance.

47

As of December 31, 2013, Messrs. Stevens, Reynolds, and Allen did not own shares of the Small Cap Fund.

Ranger – Small Cap Fund

W. Conrad Doenges, portfolio manager of Ranger’s portion of the Small Cap Fund, is primarily responsible for the day-to-day management of other pooled investment vehicles and other advisory accounts. As of December 31, 2013, information on these other accounts is as follows:

W. Conrad Doenges

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered investment companies:	7	$833.48	0	$0
Other pooled investment vehicles:	7	$323.74	0	$0
Other accounts:	27	$989.25	0	$0

Conflicts of Interest

Ranger recognizes that there are conflicts of interests which are common to the investment industry and/or specific to Ranger, and implements policies and procedures which seek to mitigate such conflicts. As a fiduciary, Ranger has an affirmative duty to act in the best interests of its clients and to make full and fair disclosure of material facts, particularly where Ranger’s interests may conflict with those of its clients. Ranger’s compliance program requires each employee to act with integrity, competence, diligence, respect, and in an ethical manner when dealing with current and prospective clients, other employees and colleagues in the investment profession, and other participants in the global capital markets. Ranger expects employees to place the interests of clients above their own personal interest and to avoid any actual or potential conflicts of interest.

Multiple Clients. Ranger manages client accounts other than the Small Cap Fund. An inherent conflict to an advisor managing more than one client account is the potential for one client to receive less time, attention or investment opportunity than another client with either more assets under management or a more lucrative fee structure. Ranger’s compliance program addresses this potential conflict by requiring that orders for securities are aggregated and allocated on a pro rata basis in accordance with each account’s investment guidelines as determined exclusively by Ranger’s portfolio manager or his designee. Differences in allocation proportions may occur due to tax considerations, avoidance of odd lots or de minimis numbers of shares, and investment strategies of the accounts. In order to verify compliance with these policies and procedures, Ranger conducts regular reviews of the order allocation process. As a general matter, Ranger believes that aggregation and pro rata allocation of orders for multiple client accounts is consistent with its duty to seek best execution for its clients. However, in any case in which Ranger believes that aggregation and pro rata allocation of a client order is not consistent with its duty to seek best execution, it will not affect the transaction on an aggregated basis.

Personal Trading. Potential conflicts of interest may exist with respect to the personal trading activities of an advisor’s employee in relation to trading on behalf of such advisor’s clients. An employee trading securities in his or her account prior to trading the same security on behalf of clients (commonly known as “front-running”) is an example of such a conflict. To mitigate this conflict, Ranger prohibits employees from purchasing individual securities for their personal accounts. Employees are required to receive pre-clearance from Ranger’s Chief Compliance Officer prior to selling an individual security owned in a personal account they may have obtained prior to either their employment or adoption of Ranger’s current Personal Trading Policy.

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Soft Dollars. Ranger seeks to employ a soft dollar policy that falls within the safe harbor established by Section 28(e) of the Securities Exchange Act of 1934. Ranger’s use of soft dollar credits to pay for research and brokerage products or services that might otherwise be borne by Ranger. Accordingly, there is a potential conflict of interest between a client’s interests in obtaining best execution and Ranger’s receipt of and payment for research through brokerage allocations as described above. To the extent Ranger obtains brokerage and research services that it otherwise would acquire at its own expense, Ranger may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

Research services, as that term is used in Section 28(e)(3), may include both services generated internally by a broker’s own research staff and services obtained by the broker from a third party research firm. The research services obtained may include a broad variety of financial and related information and services, including written or oral research and information relating to the economy, industries or industry segments, a specific company or group of companies, software or written financial data, electronic or other quotations or market information systems, financial or economic programs or seminars, or other similar services or information Ranger believes enhances its advisory functions and services. The soft dollar research Ranger obtains normally benefits many accounts rather than just the one(s) for which the order is being executed, and Ranger may not use all research in connection with the account(s) which paid commissions to the broker providing the research. Generally, Ranger will attempt to place portfolio transactions with broker dealers who, in its opinion, provide the best combination of price and execution (including brokerage commissions). However, Ranger may pay a broker dealer a commission for effecting a transaction in excess of commission charged by another broker or dealer as long as Ranger makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To mitigate potential conflict of interest posed by soft dollar usage, Ranger implements compliance procedures to actively monitor soft dollar usage in context to its best execution policy. In addition, Ranger maintains an internal allocation procedure to identify those brokers who provided it with research and execution services that Ranger considers useful to its investment decision-making process.

Compensation

Ranger’s portfolio manager and sector managers receive a salary, as well as a performance based bonus. The portfolio manager and sector managers with ownership also receive a profits interest which is a function of Ranger’s profitability after all operating expenses. Bonuses are a function of Ranger’s revenues, asset growth, the firm’s overall performance, a team member’s contribution to the client service function, input to the investment process, and willingness to work in a team environment. Ranger also tries to promote employee stability through 401(k) matching and an excellent healthcare package.

As of December 31, 2013, W. Conrad Doenges beneficially owned no securities of the Small Cap Fund.

WCM– International Equity Fund

WCM Investment Management (“WCM”), located at 281 Brooks Street, Laguna Beach, CA 92651, acts as a subadviser to the International Fund pursuant to a subadvisory agreement with Wilshire. WCM is 100% owned by its employees. Its two co-CEOs, Paul R. Black and Kurt R. Winrich, CFA, each own more than 25% of WCM.

Portfolio Managers

WCM’s portion of the International Equity Fund is team managed by Paul R. Black, Peter J. Hunkel, Michael R. Trigg, and Kurt R. Winrich, CFA.

Other Accounts Managed by the Portfolio Managers. The portfolio managers jointly manage other accounts. Information on these other accounts is as follows, as of December 31, 2013.

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Paul R. Black, Peter J. Hunkle, Michael B. Trigg and Kurt R. Winrich, CFA

Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (in millions)
Registered investment companies:	6	$562	0	$0
Other pooled investment vehicles:	4	$80	0	$0
Other advisory accounts:	166	$2,493	2	$131

Material Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Fund and other accounts managed by the portfolio manager, WCM will proceed in a manner that ensures that the Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with WCM’s trade allocation policy.

 Compensation. Peter J. Hunkel and Michael B. Trigg receive a fixed base salary and a variable bonus that is based upon the value of the assets of each fund they manage. Paul R. Black and Kurt R. Winrich, CFA receive a fixed base salary and share in the profitability of WCM from their equity ownership of the firm. The portfolio managers’ compensation arrangements are not determined on the basis of the performance of specific funds or accounts managed.

 Ownership of the Fund by the Portfolio Managers. As of December 31, 2013, Messrs. Black, Hunkel, Trigg and Winrich beneficially owned no securities of the International Equity Fund.

Thomas White-International Equity Fund

Thomas White, located at 440 S. LaSalle Street, Suite 3900, Chicago, Illinois 60605 had approximately $2.278 billion in assets under management as of December 31, 2013. Thomas S. White, Jr. owns more than 75% of the shares of Thomas White. Day to day management of Thomas White’s portion of the International Equity Fund is the responsibility of portfolio managers Thomas S. White, Jr., Wei Li, Ph.D, CFA, Jinwen Zhang, Ph.D, CFA and Douglas M. Jackman, CFA. Messrs. White, Jackman, and Li and Ms. Zhang are primarily responsible for the day-to-day management of other registered investment companies, other pooled investment vehicles and other advisory accounts. As of December 31, 2013, information on these other accounts is as follows:

Thomas S. White, Jr.

Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (in millions)
Registered investment companies:	4	$1060.2	0	$0
Other pooled investment vehicles:	5	$287.6	0	$0
Other advisory accounts:	857	$920.2	0	$0

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Wei Li, CFA, Ph.D, Jinwen Zhang CFA, Ph.D. and Douglas M. Jackman, CFA,

Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (in millions)
Registered investment companies:	1	$29.0	0	$0
Other pooled investment vehicles:	5	$287.6	0	$0
Other advisory accounts:	857	$960.2	0	$0

At times, Thomas White’s management of other accounts potentially could conflict with the interests of the International Equity Fund. That may occur whether the investment strategies of the other accounts are the same as, or different from, the International Equity Fund’s investment objectives and strategies. For example, the team may need to allocate investment opportunities between the International Equity Fund and another account having similar objectives or strategies, or may need to execute transactions for another account that could have a negative impact on the value of securities held by the International Equity Fund. In addition, similar accounts managed by the Thomas White team may have different cash flow requirements which may result in differences in the timing of the buying or selling of the same security across portfolios. Not all accounts advised by Thomas White have the same management fee. If the management fee structure of another account is more advantageous to Thomas White than the fee structure of the International Equity Fund, Thomas White could have an incentive to favor the other account. At various times, the team may manage other accounts with investment objectives and strategies that are similar to those of the International Equity Fund, or may manage accounts with investment objectives and strategies that are different from those of the International Equity Fund.

Thomas White has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Thomas White monitors a variety of areas, including compliance with account investment guidelines and restrictions, the allocation of initial public offerings and other similar investment opportunities, and compliance with Thomas White’s Code of Ethics and with the applicable compliance programs under the 1940 Act and the Investment Advisers Act of 1940.

Messrs. White, Jackman and Li’s and Ms. Zhang’s compensation is based on a competitive, fixed salary paid by Thomas White, and a discretionary bonus based on Thomas White’s overall economic performance. Compensation is not based on either the International Equity Fund’s pre-tax or post-tax performance or the value of assets held in the International Equity Fund’s portfolio.

As of December 31, 2013, Thomas S. White, Wei Li, Jinwen Zhang and Douglas M. Jackman beneficially owned no securities of the International Equity Fund.

ClearBridge – Socially Responsible Fund

Scott Glasser, Michael Kagan and Mary Jane McQuillen, portfolio managers of the Fund, are primarily responsible for the day-to-day management of other registered investment companies and other pooled investment vehicles. As of December 31, 2013, information on these other accounts is as follows:

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Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (in millions)
Scott Glasser
Registered investment companies	4	$6,698	0	$0
Other pooled investment vehicles	2	$499	0	$0
Other advisory accounts	4,752	$2,126	0	$0
Michael Kagan
Registered investment companies	5	$7,205	1	$506.2
Other pooled investment vehicles	3	$502	0	$0
Other advisory accounts	4,751	$2,123	0	$0
Mary Jane McQuillen
Registered investment companies:	4	$7	0	$0
Other pooled investment vehicles:	2	$48	0	$0
Other advisory accounts:	2,098	$1,012	0	$0

Potential Conflicts of Interest

Potential conflicts of interest may arise when the Fund’s portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Fund’s portfolio managers.

ClearBridge has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for ClearBridge and the individuals that it employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by ClearBridge will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions

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with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the manager and/or subadviser determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed. For this reason, the subadviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The subadviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the subadviser and its affiliates.

Portfolio Manager Compensation Structure

ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridges’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation. In addition to base compensation managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Incentive Award

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•
ClearBridge’s Deferred Incentive Plan (CDIP) - a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products. For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new products and one-third can be elected to track the performance of one or more of ClearBridge managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.

For centralized research analysts, two-thirds of their deferral is elected to track the performance of one of more of ClearBridge managed funds, while one-third tracks the performance of the new product composite.

ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

•
Legg Mason Restricted Stock Deferral- a mandatory program that typically defers 5% of discretionary year-end compensation into Legg Mason restricted stock. The award is paid out to employees in shares subject to vesting requirements.

•
Legg Mason Restricted Stock and Stock Option Grants - a discretionary program that may be utilized as part of the total compensation program. These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers. These include but are not limited to:

•
Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance.

•	Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Committee/CIO approach to generation of alpha;

•	Overall firm profitability and performance;

•	Amount and nature of assets managed by the portfolio manager;

•	Contributions for asset retention, gathering and client satisfaction;

•	Contribution to mentoring, coaching and/or supervising;

•	Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis;

•	Market compensation survey research by independent third parties

As of December 31, 2013, Messrs. Glasser and Kagan and Ms. McQuillen beneficially owned no shares of the Socially Responsible Fund.

Wilshire Associates Incorporated - Target Maturity Funds

The Target Maturity Funds are managed by James E. St. Aubin, Nathan R. Palmer and Mannik Dhillon. As of December 31, 2013, in addition to the Target Maturity Funds, Messrs. St. Aubin, Palmer and Dhillon managed the following accounts:

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Nathan R. Palmer, CFA:

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered investment companies:	15	$1200	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	0	$0	0	$0

James St. Aubin, CFA:

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered investment companies:	16	$1,200	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	6	$6,380	0	$0

Mannik Dhillion:

Type of Account	Total # of Accounts Managed	Total Assets(millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered investment companies:	15	$1200	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	0	$0	0	$0

Potential Conflicts of Interest. The Adviser has adopted policies and procedures designed to address any potential of conflicts of interest that could impact the Funds or any other client.

As part of the Adviser’s fund management services, the Adviser regularly makes decisions about hiring, retaining, and terminating subadvisers. It is the Adviser’s policy that these decisions be based solely on the best interests of the client and without regard to any revenue that the Adviser receives, might receive, or has received in the past, directly or indirectly, from investment managers for services provided by the Adviser in any of its business units.

The Adviser has reviewed its business operations to identify any such conflicts of interest. The Adviser has adopted policies and procedures that are designed to prevent personnel from having internal access to information that otherwise might appear to compromise their objectivity. The Adviser also has adopted policies and procedures designed to ensure that each client is provided with specific disclosures that are pertinent to that client.

As a matter of policy, any and all asset allocation or investment manager recommendations made to clients, including the Funds, are first presented to the Adviser’s Investment Committee for review, discussion and approval. The committee is mandated by charter, is chaired by the Adviser’s Chief Investment Officer and the

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permanent members are the senior members of the Adviser and include the Funds’ President. The objective of the Committee is to ensure that recommendations for clients are suitable, independent, align with the client’s own investment objectives, fall within a clients own investment guidelines or constraints and are made free from bias and conflicts of interest.

As of December 31, 2013, Messrs. St. Aubin, Palmer and Dhillion did not own any shares of the Target Maturity Funds.

Compensation. Portfolio managers receive a base salary and a performance-based bonus. Base salary is fixed and is typically determined based on market factors and the skill and experience of the portfolio manager. For the performance-based bonus, portfolio managers are evaluated by comparing their performance against specific objectives, such as target benchmarks.

Code of Ethics. The Trust, the Adviser and the subadvisers have adopted Codes of Ethics (the “Codes”) which comply with Rule 17j-l under the 1940 Act. The Codes permit personnel who are subject to the Codes to make personal securities transactions, including in securities that may be purchased or held by the funds, subject to the requirements and restrictions set forth in such Codes. The Codes contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as those of the Trust.

Disclosure of Portfolio Holdings. The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holding information to be shared with the Trust’s service providers and others who generally need access to such information in the performance of their duties and responsibilities, such as the Trust’s Adviser, subadvisers, administrator, custodian, fund accountants, independent public accountants, attorneys, officers and trustees. The names of all these parties are included on pages 3, 62, 63, and the trustee/officer table beginning on page 32 in this SAI, and information is provided to these parties on a real-time basis or as needed with no time lag. Making portfolio holdings information available to such parties is an incidental part of the services they provide the Trust. In addition, the Funds’ portfolio holdings may be discussed with third parties (e.g., broker/dealers) for the purpose of analyzing or trading such securities. Such parties are subject to duties of confidentiality by agreement or otherwise including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or the Adviser to certain third parties, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund’s best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer (“CCO”) of the Trust approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Adviser’s website. Currently, there are no arrangements to provide nonpublic portfolio holdings information to any third party.

The Funds’ portfolio holdings and characteristics may be disclosed in other circumstances if reviewed and approved by the Trust’s CCO. Any disclosure of portfolio holdings or characteristics not addressed by the Trust’s policies and procedures must be submitted to the CCO for review before dissemination. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The CCO provides the Board of Trustees with reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The CCO is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Funds disclose their portfolio holdings to the extent required by law.

Proxy Voting Policies. For all Funds except the Balanced Fund and Target Maturity Funds, the subadvisers of these Funds have been delegated the responsibility for voting the Funds’ proxies pursuant to the Investment Sub-Advisory Agreements. Each subadviser votes proxies according to proxy voting policies, which

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are included in Appendix B to this SAI. The Adviser monitors the subadvisers’ compliance with their stated policies and reports to the Board annually on any proxies that were not voted in accordance with a subadviser’s stated policy and any circumstances in which a conflict of interest was identified and how the proxies were voted.

For the Target Maturity Funds, the Adviser will vote proxies according to its proxy voting policy which is included in Appendix B of this SAI.

BROKERAGE ALLOCATION

The Investment Advisory Agreements and the Investment Sub-Advisory Agreements authorize the Adviser and the subadvisers, respectively (collectively, the “Advisers”) (subject to the discretion and control of the Trust’s Board of Trustees), to select the brokers or dealers that will execute the purchases and sales of portfolio securities and direct the Advisers to use their best efforts to obtain the best available price and most favorable execution. Subject to policies established by the Board of Trustees of the Trust, the Advisers may also be authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if an Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services provided, viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Fund and other clients.

In placing portfolio transactions, each of the Advisers will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and other services in addition to execution services. Such services may include factual and statistical information or other items of supplementary research assistance.

Each of the Advisers considers such information useful in the performance of its obligations under the advisory agreements, but is unable to determine the amount by which such services may reduce its expenses. Research services provided by brokers through which the Funds effect securities transactions may be used by an Adviser in servicing all of its accounts; not all of these services may be used by the Adviser in connection with the Funds. In addition, within the parameters of achieving best price and execution, brokerage services may be used to generate commission credits which are used to pay for pricing agent and custodial services. See “Other Services—Custodial Agreement.”

Each of the Advisers is authorized to consider for investment by a Fund securities that may also be appropriate for other mutual funds and/or clients served by the Advisers. To assure fair treatment of each Fund and all clients of the Advisers in situations in which two or more clients’ accounts participate simultaneously in a buy or sell program involving the same security, such transactions will be allocated among the Funds and clients in a manner deemed equitable by the Advisers.

To the extent directed by management of the Funds in writing, the Adviser will direct or suggest to one or more subadvisers to execute purchases and sales of portfolio securities for a Fund through brokers or dealers designated by management of the Fund to the Adviser for the purpose of providing direct benefits to the Fund, subject to the subadviser seeking best execution. However, brokerage commissions or transaction costs in such transactions may be higher, and a Fund may receive less favorable prices, than those which a subadviser could obtain from another broker or dealer, in order to obtain such benefits for the Fund. Where multiple brokers are deemed to be able to provide best execution, brokerage commissions may be allocated to brokers on the basis of their ability to provide research. For the fiscal year ended December 31, 2013, at Wilshire’s request, the Trust’s subadvisers directed approximately $21,891,630 of transactions to implement a brokerage commission recapture program. These transactions generated $16,603 in commissions of which approximately $3,916 was retained by the Distributor and $9,533 was returned to the Funds to offset Fund operating expenses.

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For the fiscal years ended December 31, 2013, 2012 and 2011, each Fund paid total brokerage commissions as follows:

Name of Fund	2013	2012	2011
Equity Fund	$64,252	$120,116	$151,237
Balanced Fund(1)	$11,042	$0	$0
Income Fund(2)	$0	$0	$256
Small Cap Fund	$48,863	$91,284	$101,481
International Equity Fund	$48,740	$44,874	$99,068
Socially Responsible Fund	$15,761	$20,695	$33,558
Wilshire 2015 ETF Fund	$2,770	$1,528	$6,337
Wilshire 2025 ETF Fund	$3,095	$2,828	$7,094
Wilshire 2035 ETF Fund	$3,443	$3,700	$8,338

(1)	There were no brokerage commissions for the Balanced Fund in 2011 or 2012 because the Fund did not directly own any equity securities or make equity trades.
(2)	There are generally no brokerage commissions for the Income Fund because the Fund does not directly own any equity securities or make equity trades.

As of December 31, 2013, the Funds held the following securities of their regular brokers or dealers as follows:

Fund	Brokers or Dealers	Market Value
Equity Fund	JP Morgan Chase & Co.		$1,427,204
	Bank of New York Mellon		$897,923
	Citigroup		$328,293
	Bank of America		$305,172
	Goldman Sachs		$274,753
Balanced Fund	None	$
Income Fund	JP Morgan Chase		$1,309,378
	Goldman Sachs Group Inc		$997,602
	Morgan Stanley		$803,552
	Citigroup Inc		$476,782
	Merrill Lynch		$148,697
Small Cap Fund	None	$
International Equity Fund	None	$
Socially Responsible Fund	JP Morgan Chase & Co		$1,202,758
	Citigroup		$1,152,725
2015 ETF Fund	None
2025 ETF Fund	None
2035 ETF Fund	None

DISTRIBUTOR

Pursuant to a Distribution Agreement dated May 30, 2008, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, is the distributor (the “Distributor”) for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Funds’ shares.

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The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated with respect to a Fund at any time without penalty by the Fund or by the Distributor upon 60 days’ notice. Termination by the Trust with respect to a Fund may be by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement, or a “majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act. The Distribution Agreement may not be amended with respect to a Fund to increase the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of such Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreement.

The Trust has adopted a plan under Rule 12b-l with respect to the Equity Fund, the Balanced Fund, the Income Fund, the Small Cap Fund, the International Equity Fund and the Socially Responsible Fund that provides for fees to compensate the Distributor for distribution and shareholder services. For its services under the distribution plan, the Distributor receives a distribution fee from each Fund, payable monthly, at the annual rate of 0.25% of average daily net assets attributable of each Fund. The Trust has also adopted a plan under Rule 12b-1 with respect to the Target Maturity Funds that provides for fees to reimburse the Distributor for distribution and shareholder services. Under the distribution plan for the Target Maturity Funds, the Distributor may be reimbursed through a distribution fee from each Fund for distribution or shareholder services incurred, payable monthly, at the annual rate of up to 0.25% of average daily net assets attributable to each Fund.

For the years ended December 31, 2011, December 31, 2012 and December 31, 2013, the Distributor received the following in distribution fees from the Funds:

2011
Equity Fund	$439,089
Balanced Fund	$0
Income Fund	$235,995
Small Cap Fund	$99,373
International Equity Fund	$120,382
Socially Responsible Fund	$125,711
Wilshire 2015 ETF Fund	$65,083
Wilshire 2025 ETF Fund	$68,581
Wilshire 2035 ETF Fund	$70,661
2012
Equity Fund	$421,284
Balanced Fund	$0
Income Fund	$201,207
Small Cap Fund	$93,926
International Equity Fund	$138,970
Socially Responsible Fund	$123,197
Wilshire 2015 ETF Fund	$70,475
Wilshire 2025 ETF Fund	$86,319
Wilshire 2035 ETF Fund	$93,081

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2013
Equity Fund	$445,623
Balanced Fund	$180,600
Income Fund	$190,510
Small Cap Fund	$94,599
International Equity Fund	$103,180
Socially Responsible Fund	$132,486
Wilshire 2015 ETF Fund	$80,406
Wilshire 2025 ETF Fund	$109,762
Wilshire 2035 ETF Fund	$125,292

During the last three fiscal years, the Distributor distributed all of the distribution fees or compensation it received from the Funds.

The distribution plan for the Equity Fund, the Balanced Fund, the Income Fund, the Small Cap Fund, the International Equity Fund and the Socially Responsible Fund is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to reimbursement plans which reimburse only for expenses incurred. The Distributor may, and it is expected that the Distributor will, pay all or a portion of its fee to insurance companies or their affiliates or financial services firms who assist in distributing or promoting the sale of Fund shares. It is expected that such insurance companies and financial services firms will provide certain shareholders account services, periodic information reporting and telephone support for contract owners with respect to inquiries about the Funds. The Board of Trustees considered various factors in making the determination that the distribution plan is reasonably likely to benefit the Funds and their respective shareholders, including: (1) the fact that the Funds would be primarily dependent for sales of their shares on insurance companies including the Funds as underlying investment vehicles for their insurance products and that in order to be competitive, the Funds must offer compensation to the insurance companies to help defray distribution costs; (2) the likelihood that the distribution plan would stimulate sales of shares of the Funds and assist in increasing the asset base of the Funds; (3) the potential advantages to shareholders of the Funds of prompt and significant growth of the asset base of the Funds, including reaching certain breakpoints and achieving other economies of scale; (4) the formula pursuant to which the payment of fees under the distribution plan is determined; (5) the reasonableness of the fees to be paid under the distribution plan; (6) the lack of reasonable alternative methods of distribution and payments thereof which would be equally effective; and (7) the fact that any significant increase in the asset value of the Funds would benefit the Adviser by increasing the advisory fees payable to it. The following are the amounts spent on behalf of the Variable Insurance Trust Funds pursuant to such plan during the year ended December 31, 2013:

2013

Fund	Printing	Compensation to Broker Dealers	Compensation to Sales Personnel	Other	Reimbursements	Total
Equity Fund	$0	$445,085	$0	$538	$0	$445,623
Balanced Fund	$0	$180,922	$0	$514	$(776)	$180,660
Income Fund	$0	$190,624	$0	$538	$(625)	$190,510
Small Cap Growth Fund	$0	$100,852	$0	$413	$(6,666)	$94,599
International Equity Fund	$0	$102,767	$0	$413	$0	$103,180
Socially Responsible Fund	$0	$132,073	$0	$413	$0	$132,486

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The Target Maturity Funds’ distribution plan is a reimbursement plan which reimburses only for expenses incurred. The Board of Trustees considered various factors in making the determination that the distribution plan is reasonably likely to benefit the Target Maturity Funds and their respective shareholders, including: (1) the fact that the Funds will be primarily dependent for sales of their shares on insurance companies; and that in the competitive marketplace, funds often provide compensation to insurance companies to help defray their costs in distributing the insurance contract; (2) the likelihood that the distribution plan will stimulate sales of shares of the Trust, and assist in increasing the asset base of the Funds in the face of competition from a variety of other products; (3) the potential advantages to shareholders of the Trust of growth of the asset base of the Funds, including greater liquidity, more investment flexibility and achievement of greater economies of scale; (4) the formula pursuant to which the payment of fees under the distribution plan is determined; (5) the reasonableness of the fees to be paid under the distribution plan; (6) the lack of reasonable alternative methods of distribution and payments therefore which would be equally effective; and (7) the fact that any increase in the asset value of the Funds will benefit the Adviser by increasing the fees payable to it. The Target Maturity Funds commenced payments under the 12b-1 plan on October 1, 2009. The following are the amounts spent on behalf of the Target Maturity Funds pursuant to such plan during the year ended December 31, 2013:

2013

Fund	Printing	Compensation to Broker Dealers	Compensation to Sales Personnel	Other	Total
Wilshire 2015 ETF Fund	$0	$80,446	$0	$80	$80,526
Wilshire 2025 ETF Fund	$0	$109,882	$0	$80	$109,962
Wilshire 2035 ETF Fund	$0	$125,479	$0	$80	$125,559

From time to time, the Distributor and financial service firms it appoints may engage in activities which jointly promote the sales of shares of multiple Funds, the cost of which may not be readily identifiable or related to any one Fund. Generally, the distribution and shareholder services expenses attributed to such joint distribution and shareholder services activities will be allocated among each Fund on the basis of its respective net assets.

Each distribution plan continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the distribution plan. Each distribution plan may be terminated with respect to a Fund at any time without penalty or by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the distribution plan or by vote of a majority of the outstanding securities of a class of the Fund. If a distribution plan is terminated in accordance with its terms, the obligation of a Fund to make payments to the Distributor pursuant to the distribution plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor in excess of its fees under the distribution plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the distribution plan may or may not be sufficient to reimburse the Distributor for its expenses incurred. A distribution plan may not be amended with respect to a Fund to increase the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of such Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the distribution plan.

With the exception of the Adviser, in its capacity as the Trust’s investment adviser and the Distributor, in its capacity of distributor of Fund shares, no interested person of the Trust and none of the Trustees who are not interested persons of the Trust have any direct or indirect financial interest in the distribution plans and any related distribution agreement.

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Payments to Insurance Companies. The Adviser will pay insurance companies or their affiliates servicing fees based on shares held by variable annuity products issued by such insurance companies. In return for receiving these fees, such insurance companies or their affiliates will provide certain shareholder account services, periodic information reporting and telephone support for contract owners with respect to inquiries about the Funds.

OTHER SERVICES

Administrator. The Trust has entered into an Administration Agreement, dated May 30, 2008, with SEI Investments Global Funds Services (“SEI” or “Administrator”), a Delaware statutory trust. SEI is located at One Freedom Valley Drive, Oaks, PA 19456 and is an affiliate of the Distributor. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. SEI Investment Management Corporation, and its subsidiaries and affiliates, including the Administrator, are leading providers of portfolio evaluation services, fund accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Under the Administration Agreement, the Administrator provides the Trust with fund accounting services, administration services and certain other services as may be required by the Trust. The Administrator prepares tax returns, reports to the Funds’ shareholders, and reports and filings with the SEC and state securities authorities; prepares ongoing compliance updates; provides consultation to the Trust with respect to regulatory matters, including monitoring regulatory and legislative developments that may affect a Fund; assists in the preparation of quarterly board materials; and generally assists in all aspect of a Fund’s operations, other than providing legal or investment advice. The Administrator is paid an asset based fee for these services, subject to certain minimums.

The following table describes the administration fees paid by each Fund to SEI for the years ended December 31, 2011, December 31, 2012 and December 31, 2013:

Name of Fund	2011
Equity Fund	$139,799
Balanced Fund	$113,310
Income Fund	$66,077
Small Cap Fund	$27,825
International Equity Fund	$33,708
Socially Responsible Fund	$35,200
Wilshire 2015 ETF Fund	$10,413
Wilshire 2025 ETF Fund	$10,973
Wilshire 2035 ETF Fund	$11,306

Name of Fund	2012
Equity Fund	$134,437
Balanced Fund	$106,081
Income Fund	$56,336
Small Cap Fund	$26,300
International Equity Fund	$38,912
Socially Responsible Fund	$34,496
Wilshire 2015 ETF Fund	$14,234
Wilshire 2025 ETF Fund	$17,504
Wilshire 2035 ETF Fund	$18,956

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Name of Fund	2013
Equity Fund	$142,817
Balanced Fund	$106,496
Income Fund	$53,406
Small Cap Fund	$28,231
International Equity Fund	$28,874
Socially Responsible Fund	$36,980
Wilshire 2015 ETF Fund	$22,514
Wilshire 2025 ETF Fund	$30,733
Wilshire 2035 ETF Fund	$35,082

Custodian. Northern Trust Company (“Northern Trust”), 50 LaSalle Street, Chicago, Illinois 90401-1085, serves as custodian of the assets of the Funds. Under the Custody Agreement, Northern Trust maintains the Funds securities, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on portfolio securities and performs other ministerial duties as outlined in the Custody Agreement.

Transfer Agent. DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105, serves as the Trust’s transfer agent and dividend disbursing agent.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, currently serves as the Trust’s Independent Registered Public Accounting Firm. The Independent Registered Public Accounting Firm performs an annual audit of the financial statements of each Fund and provides services related to SEC filings throughout the year.

Legal Counsel. Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Trust and the independent trustees of the Trust.

VOTING RIGHTS

The Funds are available exclusively as a pooled funding vehicle for variable life insurance policies and variable annuity contracts (each a “Contract”) offered by the separate accounts, or sub-accounts thereof, of certain life insurance companies (“Participating Insurance Companies”). The Participating Insurance Companies own shares of a Fund as depositors for the owners of their respective Contracts (each a “Contract Owner”). Thus, individual Contract Owners are not the “shareholders” of a Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. Each Participating Insurance Company will offer to Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts. A Participating Insurance Company must vote the shares of a Fund held in its name as directed. If a Participating Insurance Company does not receive voting instructions for all of the shares of a Fund held under the Contracts, it will vote all of the shares in the relevant separate accounts with respect to a proposal, for, against, or abstaining, in the same proportion as the shares of such Fund for which it has received instructions from Contract Owners (i.e., echo voting). As a result, a small number of Contract Owners may determine the outcome of a proposal.

Each Fund is authorized by the Declaration of Trust to issue an unlimited number of shares. Shares of each Fund are of the same class with equal rights and privileges with respect to liquidation of a Fund. Each share is entitled to vote on all matters submitted to a vote of shareholders. The shares of each Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Fund have no pre-exemptive rights. The shares of each Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.

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Each person with voting rights will be provided with reports and proxy materials relating to the applicable Fund(s). To be entitled to vote, a shareholder (either a public shareholder of the Equity Fund or an insurance company separate account) must have been a shareholder on the record date. The number of Fund shares for which a shareholder may vote is determined by dividing the value of an interest in a Fund by the net asset value of one share of the Fund, as of the same date.

On each matter submitted to a shareholder vote, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a proportionate fractional vote. All shares of all series of the Trust will vote together as a single class, except for (a) any matter with respect to which a separate vote of one or more series is permitted or required by the 1940 Act or the provisions of the Declaration of Trust; and (b) as to any matter which affects only the interests of one or more particular series, only the shareholders of the one or more affected series are entitled to vote, and each such series will vote as a separate series. All shares of all series of the Trust are voted together in the election of Board members. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by the individual series, except that shares are voted by the individual series when required by the 1940 Act or other applicable law or when the Board determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

The shareholders have power to vote only (i) for the election of Board members, (ii) with respect to any investment advisory contract, (iii) with respect to termination of the Trust, (iv) with respect to amendments to the Declaration of Trust, (v) with respect to any merger, consolidation or sale of assets, (vi) with respect to incorporation of the Trust, and (vii) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Delaware Statutory Trust Act, or any other applicable law, the Declaration of Trust, the By-Laws or any registration of the Trust with the SEC (or any successor agency) or any state, or as and when the Board may consider necessary or desirable.

PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

Each Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. No minimum purchase or redemption amounts apply. The daily net asset value of each Fund’s shares is determined by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund less its liabilities. The price at which a purchase is effected is based on the next calculated net asset value after the order is received by your insurance company, as described in the product prospectus describing your particular variable annuity contract. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded over-the-counter (other than NASDAQ) in the United States are valued at the last current sale price. If there are no such sales, the most recent bid quotation is used. Securities quoted on the NASD Automatic Quotation (“NASDAQ”) System, for which there have been sales, are valued at the NASDAQ Official Closing Price. If there are no such sales, the value is the bid quotation. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. In the event market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose values are considered unreliable because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Trust’s Valuation Committee. Investments in the underlying funds by the Equity Fund, the Balanced Fund, the Small Cap Fund and the International Equity Fund will be valued at their net asset value as reported by the underlying funds. The Target Maturity Funds’ initial investment in an ETF is valued at the ETF’s net asset value or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable.

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Debt securities having a remaining maturity of 60 days or less, maturing at par, are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost. Under the amortized cost method of valuation, the security is initially valued at cost. Then, a Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon the sale of the security. When market quotations are not available, securities are valued at fair value as discussed above.

Short-Term And Excessive Trading. The Trust and the Funds are designed for long-term investors. The Funds do not accommodate short-term or excessive trading and ask the insurance companies that offer the Funds for cooperation in discouraging such trading activity through their variable annuity contracts. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to investment performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact a Fund’s net asset value and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading. Shares of the Funds are only held as the underlying investment for variable annuity contracts issued by insurance companies, and, as a result, the participating insurance companies, rather than the underlying contract owners, are the shareholders of the Funds. The Trust is limited in its ability to enforce the Trust’s market timing trading policy because each insurance company has the relationship with, and is responsible for maintaining the account records of, the individual variable annuity contract owners. In addition, there may be legal and technical limitations on the ability of an insurance company to impose trading restrictions and to apply the Trust’s market timing trading policy to their variable annuity contract owners. As a result, there is no assurance that the Trust will be completely successful in its effort to detect or minimize market timing activity.

Under agreements that the Trust or its distributor have entered into with participating insurance companies, the Trust may request transaction information from participating insurance companies at any time in order to determine whether there has been short-term trading by the participating insurance companies’ customers. The Trust will request that the participating insurance company provide individual contract owner level detail to the Trust at its request. If short-term trading is detected at the contract owner level, the Trust will request that the participating insurance company (a) continue to monitor the contract owner, (b) issue the contract owner a warning, or (c) ban the contract owner from making further allocations to that Fund. The Trust reserves the right to reject or cancel all future purchase and exchange transactions if the Trust believes there appears to be a pattern of short-term or excessive trading activity. A participating insurance company may apply its own short-term trading policies and procedures, which may be more or less restrictive than the Trust’s policies and procedures.

The Trust has entered into shareholder information agreements with participating insurance companies. Under such shareholder information agreements, the Trust may instruct a participating insurance company to restrict or prohibit further purchases or exchanges of fund shares by a shareholder who has been identified by the Trust as having engaged in transactions of fund shares that violate policies established by the Trust for the purpose of eliminating or reducing any dilution of the value of the outstanding securities issued by the Trust.

The Funds which invest in ETFs which in turn invest in small cap or foreign securities, as well as such ETFs, may be more prone to market timing and time zone arbitrage.

FEDERAL INCOME TAX MATTERS

The following is intended to be a general summary of certain federal income tax consequences of investing in a Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their own tax advisors concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

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Each Fund qualifies and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify as a regulated investment company under the Code, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships; (b) distribute at least 90% of its investment company taxable income (which includes net short-term capital gains in excess of net long-term capital losses) determined without regard to the deduction for dividends paid; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities limited in respect of any one issuer to 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of that issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers (other than the securities of other regulated investment companies) controlled by the Fund and engaged in the same, similar or related trades or businesses or of one or more qualified publicly traded partnerships.

The Funds are investment vehicles for the variable contracts of life insurance companies. The separate accounts which maintain the variable contracts must satisfy quarterly diversification requirements under Section 817(h) of the Code. These diversification requirements, which apply in addition to the diversification requirements imposed on the Funds by the 1940 Act and the Code in order to qualify as a regulated investment company, place limitations on the investments of each Fund that can be made in the securities of certain issuers. If Fund investments are not adequately diversified under Section 817(h), the earnings of all variable contracts invested, in whole or in part, in the Fund will be currently taxable to the variable contract owners.

As a regulated investment company, a Fund is not subject to federal income tax on its net investment income (including short-term capital gains) if it distributes all net investment income to its shareholders. A Fund will not be subject to federal income tax on any net capital gains (the excess of net long-term capital gains over net short-term capital losses) that are distributed as capital gain dividends. However, a Fund would be subject to corporate income tax (currently imposed at a maximum rate of 35%) on any undistributed income. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net capital gains. Amounts not distributed on a timely basis may be subject to a nondeductible 4% federal excise tax. To prevent imposition of this excise tax, each Fund must distribute, or be deemed to have distributed, during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. However, the excise tax does not apply to a regulated investment whose only shareholders during the calendar year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified trusts, certain other tax-exempt entities, or parties that contributed in aggregate $250,000 or less in seed money to the fund. Each Fund intends to qualify for this exception each year or intends to make sufficient distributions on a timely basis to avoid the imposition of the excise tax.

A distribution will be treated as having been paid on December 31 if it is declared by a Fund in October, November or December and is paid in January of the following year. Accordingly, such distributions will be taxable to shareholders subject to federal income tax on a current basis in the calendar year in which the distributions are declared.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, such Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings

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and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate holders, and individual and other noncorporate shareholders of the Fund would generally be able to treat such distributions as “qualified dividend income” provided in both cases certain holding period and other requirements are satisfied. If a Fund fails to qualify as a regulated investment company, owners of variable annuity contracts who have indirectly invested in the Fund may be taxed for federal income tax purposes currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.

If a Fund invests in another investment company that qualifies as a regulated investment company, including certain ETFs, and the other investment company realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

A Fund’s transactions, if any, in options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund’s securities.

The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain net income or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts and futures contracts on foreign currency are marked to market, the gain or loss is generally ordinary under Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that a Fund had unrealized gains in offsetting positions at year end.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, a Fund may be required to limit the extent to which it invests in such investments and it is also possible that the Internal Revenue Service may not agree with a Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the Internal Revenue Service (which could apply retroactively) that could affect the timing, character and amount of a Fund’s income and gains and distributions to shareholders, affect whether a Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which a Fund may invest in certain derivatives and other investments in the future.

Foreign exchange gains and losses realized by the International Equity Fund in connection with certain transactions that involve foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing, and character of distributions to shareholders. For example, if a Fund sold a foreign stock or bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. The International Equity Fund may qualify for and make an election permitted under the “pass through”

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provisions of Section 853 of the Code, which allows a regulated investment company to have its foreign tax credit taken by its shareholders instead of on its own tax return. To be eligible for this credit, more than 50% of the value of the Fund’s total assets at the close of its taxable year must consist of stock or other securities in foreign corporations, and the Fund must have distributed at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid). If the International Equity Fund makes this election, it may not take any foreign tax credit, and may not take a deduction for foreign taxes paid. However, the Fund is allowed to include the amount of foreign taxes paid in a taxable year in its dividends-paid deduction. Each shareholder would then include in its gross income, and treat as paid by it, its proportionate share of the foreign taxes paid by the Fund.

Investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of a Fund’s investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.

If the U.S. government were to impose any restrictions, through taxation or other means, on foreign investments by U.S. investors such as those to be made through the International Equity Fund, the Board of Trustees will promptly review the policies of the International Equity Fund to determine whether significant changes in its investments are appropriate.

Investor Taxation. Under current law, owners of variable annuity contracts who are indirectly invested in a Fund generally are not expected to be subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract. For information concerning the federal income tax consequences to the owners of variable annuity contracts, see the variable annuity contract prospectus issued by the applicable insurance company separate account.

Dividends and distributions received by public shareholders of the Equity Fund will be taxable for federal income tax purposes whether received in cash or reinvested in additional shares. Public shareholders of the Equity Fund who sell or exchange their shares in such Fund will generally have a taxable transaction for federal income tax purposes. Holders who sell such shares or redeem such shares (including a redemption resulting from liquidation of the Fund) will generally recognize gain or loss in an amount equal to the difference between the net proceeds of the sale and their adjusted tax basis in the shares sold. In general, any gain or loss realized upon a taxable disposition of share will be treated as long-term capital gain or loss if the shares have been held for more than one year and if not held for such period, as short-term capital gain or loss. However, any loss realized upon the taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares of a Fund will be disallowed if other shares of the Fund or other substantially identical stock or securities are acquired (including through reinvestment dividends) within 30 days before or after the disposition. In such a case, the basis of the newly purchased stock or securities will be adjusted to reflect the disallowed loss. A shareholder’s ability to utilize capital losses may be limited by the Code.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received by public shareholders from the Equity Fund and net gains from redemptions or other taxable dispositions of Equity Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Investors may be subject to “backup withholding” on distributions and proceeds payable to investors who fail to provide such Fund with their correct taxpayer identification number or who fail to make required certifications or if the Internal Revenue Service instructs a Fund to do so. The backup withholding tax rate is currently 28%.

The foregoing discussion relates solely to U.S. federal income tax laws as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of Fund shares, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

Capital Loss Carry Forwards. At December 31, 2013, the following Funds have available for federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Fund	2016	2017	2018
Equity Fund	$0	$73,587,712	$0
Balanced Fund	$0	$255,919	$0
Small Cap Fund	$0	$0	$0
International Equity Fund	$0	$4,016,453	$387,494
Socially Responsible Fund	$0	$11,816,430	$0
2015 ETF Fund	$0	$0	$0
2025 ETF Fund	$0	$0	$0
2035 ETF Fund	$0	$0	$0

For net capital losses arising in taxable years beginning after December 22, 2010 (“post-enactment losses”), a Fund will generally be able to carry forward such capital losses indefinitely. A Fund’s net capital losses from taxable years beginning on or prior to December 22, 2010, however, will remain subject to their current expiration dates and can be used only after the post-enactment losses.

Fund	Short-term Losses	Long-term Losses	Total
Income Fund	$656,729	$158,485	$815,214

The above discussion is only an abbreviated summary of the applicable provisions of the Code and is not intended as tax advice.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth as of April 4, 2014, information about the investors of each Fund known by the Fund to own, control, or hold with power to vote 5% or more of its outstanding securities. A shareholder who owns, directly or indirectly, 25% or more of a Fund’s voting securities may be deemed to be a “control person,” as defined by the 1940 Act. Since the listed insurance company registered separate accounts’ voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

	Type of Ownership	% of Shares
Equity Fund:
Horace Mann Life Insurance Co. Separate Account 1 Horace Mann Plz Springfield IL 62715-0002	Beneficial	86.71%

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	Type of Ownership	% of Shares
Balanced Fund:
Horace Mann Life Insurance Co. Separate Account 1 Horace Mann Plz Springfield IL 62715-0002	Beneficial	100%
Income Fund:
Balanced Fund c/o SEI 1 Freedom Valley Dr. Oaks PA 19456	Beneficial & Record	61.42%
Horace Mann Life Insurance Co. Separate Account 1 Horace Mann Plz Springfield IL 62715-0002	Beneficial	38.41%
Small Cap Fund:
Horace Mann Life Insurance Co. Separate Account 1 Horace Mann Plz Springfield IL 62715-0002	Beneficial	99.63%
International Equity Fund:
Horace Mann Life Insurance Co. Separate Account 1 Horace Mann Plz Springfield IL 62715-0002	Beneficial	99.98%
Socially Responsible Fund:
Horace Mann Life Insurance Co. Separate Account 1 Horace Mann Plz Springfield IL 62715-0002	Beneficial	99.95%
Wilshire 2015 ETF Fund:
Horace Mann Life Insurance Co. Separate Account 1 Horace Mann Plz Springfield IL 62715-0002	Beneficial & Record	96.68%

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	Type of Ownership	% of Shares
Wilshire 2025 ETF fund:
Horace Mann Life Insurance Co. Separate Account 1 Horace Mann Plz Springfield IL 62715-0002	Beneficial & Record	97.55%
Wilshire 2035 ETF Fund:
Horace Mann Life Insurance Co. Separate Account 1 Horace Mann Plz Springfield IL 62715-0002	Beneficial & Record	98.26%

Horace Mann Life Insurance Company is organized under the laws of the State of Illinois and is a wholly owned subsidiary of Allegiance Life Insurance Company, an Illinois-domiciled life insurance company. One hundred percent of the stock of Allegiance Life Insurance Company is held by Horace Mann Educators Corporation, an insurance holding company incorporated in Delaware.

GENERAL INFORMATION

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust’s outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the 1940 Act. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by the individual series, except that shares are voted by the individual series when required by the 1940 Act or other applicable law or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

FINANCIAL STATEMENTS

The financial statements for the Equity Fund, the Balanced Fund, the Income Fund, the Small Cap Fund, the International Equity Fund and the Socially Responsible Fund, and the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference from their annual report dated December 31, 2013. The financial statements for the Target Maturity Funds and the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference from the Target Maturity Funds’ annual report dated December 31, 2013.

A copy of the annual report or semi-annual report must be accompanied by or preceded by its applicable prospectus. Additional copies of the annual reports, including the Report of Independent Registered Public Accounting Firm, or the semi-annual report may be obtained, upon request and without charge, by contacting the Trust c/o 430 W. 7th Street, Kansas City, MO 64105, or by telephoning 1-888-200-6796.

71

APPENDIX A

Description Of Commercial Paper and Bond Ratings

A.	Long-Term Ratings

1.	Moody’s Investors Service — Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.	Standard and Poor’s — Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC,’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB,’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.	Fitch — International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC,’ or to short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue that is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue that is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a
An issue that is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue that is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue that is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b
An issue that is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue that is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue that is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3.	Fitch

The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC,’ or to short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

APPENDIX B

Wilshire Associates

PROXY VOTING POLICY
(as of April 2010)

Wilshire Associates acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of its clients. To fulfill this responsibility, Wilshire Associates has adopted and implemented the following policies and procedures.

Proxy Voting Guidelines

Wilshire Associates acknowledges it has a duty of care to its clients that requires monitoring and voting client proxies. To assist in this effort, Wilshire Associates has retained a third party proxy agent to research and vote proxies. The proxy agent will provide proxy-voting analysis and vote proxies in accordance with predetermined guidelines. Wilshire Associates believes that relying on an independent proxy agent is in the best interest of its clients and protects Wilshire Associates’ proxy voting decisions from potential conflicts of interest.

There may be occasions when Wilshire Associates determines that not voting a proxy may be in the best interest of clients; for example, when the cost of voting the proxy exceeds the expected benefit to the client. There may also be times when clients have instructed Wilshire Associates not to vote proxies or direct Wilshire Associates to vote proxies in a certain manner. Wilshire Associates will maintain written instructions from clients with respect to directing proxy votes.

Wilshire Associates also reserves the right to override the proxy agent’s vote recommendations under certain circumstances. Wilshire Associates will only do so if it believes that changing such vote is in the best interest of clients. All overrides will be approved by the Chief Compliance Officer.

Conflicts of Interest

If Wilshire Associates determines that a material conflict exists, it will defer to the proxy agent to vote in accordance with the predetermined voting policy, which is designed to be independent, objective and in the best interest of the investors.

ClearBridge

Proxy Voting Policies and Procedures

ClearBridge is subject to the Proxy Voting Policies and Procedures that it has adopted to seek to ensure that it votes proxies relating to equity securities in the best interest of client accounts. The following is a brief overview of the policies.

ClearBridge votes proxies for each client account with respect to which it has been authorized or is required by law to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of the beneficial owners of the accounts it manages. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve ClearBridge of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issue, ClearBridge considers those factors and votes on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the policies or for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructuring, and social and environmental issues. The stated position on an issue set forth in the policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. There may be occasions when different investment teams vote differently on the same issue. An investment team (e.g., ClearBridge SAI investment team) may adopt proxy voting policies that supplement ClearBridge’s Proxy Voting Policies and Procedures. The SAI team maintains proxy voting guidelines to be applied to sustainability-related proposals (e.g., environmental, social or community) for SAI clients. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or ClearBridge’s business relationships or the personal or business relationships of other Legg Mason units’ employees, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies.

ClearBridge generally takes the position that non-ClearBridge relationships between a Legg Mason affiliate and an issuer do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.

ClearBridge’s Proxy Committee reviews and addresses conflicts of interest. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

WCM INVESTMENT MANAGEMENT

 Proxy Voting

WCM has written proxy voting policies and procedures as required by Advisers Act Rule 206(4)-6. Under these policies and procedures, WCM votes proxies relating to equity portfolio securities in the best economic interests of Clients, unless the Client contract specifies that WCM will not vote. WCM believes that its Clients’ best economic interest with regards to proxy voting is best served by engaging an independent firm that specializes in researching companies and their management for the purpose of increasing Investors potential financial gain through voting proxies. WCM has therefore engaged and adopted the U.S. Policy, International Policy and Investment Manager Policy of Glass Lewis. In the event of a special Client request, WCM will also accommodate the following styles: Taft Hartley, Public Pension, ESG (environmental, social and government practice) and Management Supportive.

In the event WCM does not have the authority to vote proxies on a Client’s behalf, Clients should instruct their custodian to send proxies directly to them. Any proxies erroneously received by WCM for the Client will be forwarded to the Client. Clients are welcome to contact WCM with questions regarding proxy ballots or other solicitations.

 WCM acknowledges its responsibility for identifying material conflicts of interest relating to voting proxies. When a material conflict of interest between WCM’s interests and its Clients’ interests appears to exist, such conflict will be mitigated by the fact that WCM always votes with Glass Lewis’ recommendation in this situation. In the event that a conflict of interest arises between Glass Lewis and a Client of WCM, WCM will evaluate the circumstances and either (1) elevate the decision to the management team responsible for holding that particular security who will make a determination as to what would be in the Client’s best interest; (2) if practical, notify affected Clients of the conflict of interest and seek a waiver of the conflict; or (3) if agreed upon in writing with the Clients, forward the proxies to affected Clients allowing them to vote their own proxies.

For each proxy, WCM maintains all related records as required by applicable law. WCM will not disclose proxy votes for a Client to other Clients or third parties unless specifically requested, in writing, by the Client. However, to the extent that WCM may serve as a sub-adviser to another adviser to a Client, WCM will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

Thomas White

Thomas White International, Ltd. (“Thomas White” or the “firm”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with the firm’s fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and fiduciary standards and responsibilities for ERISA accounts.

Thomas White’s actions reflect the investment policy goals of its clients. All proxies are voted in accordance with the firm’s responsibility to act solely in the interest of the plan beneficiaries and in a manner that maximizes the economic value of the underlying shares. Clients may request a listing of how proxies were voted by Thomas White for their account.

The Chief Compliance Officer of Thomas White shall administer and oversee the proxy voting process.

PROCEDURES

THOMAS WHITE, when the advisory contract calls for it, will vote as instructed by the client.

The client’s custodian or other agent will forward, or cause to be forwarded to Thomas White all relevant proxy materials. The proxy administrator will review all materials and categorize according to issue and proposing party. Each issue will be reviewed by the proxy administrator to assess the extent to which there may be a material conflict between Thomas White’s interests and those of the client. In the event that a material conflict arises,

Thomas White will disclose the conflict to clients and obtain their consents before voting. The proxy administrator will vote the proxy in accordance with the firm’s policies and procedures and return the voted proxy to the issuer or its information agent.

The proxy administrator will periodically reconcile proxies received against holdings on the record date of client accounts over which Thomas White has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

Thomas White will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act.

CATEGORIES OF ISSUES - MANAGEMENT PROPOSALS

A.
Routine Matters/Corporate Administrative Items. The policy of Thomas White generally is to support the nominees to the board of the directors so long as the nominees have shown responsibility to the welfare of the shareholders. Thomas White typically supports managements’ choice of auditors.

B.	Cumulative Voting. Thomas White will reject any proposal to dismantle cumulative voting provisions.

C.
Stock Authorizations. Thomas White will vote against any common stock authorization that does not appear to be related to the future legitimate operation of the company. Unless management’s argument in defense of their proposal to authorize blank check preferred stock is rational, Thomas White will vote against these proposals.

A.
Changes in Voting Rights. Thomas White recognizes the voting rights of its common stock holdings to be valuable assets. The firm will support all one-share-one-vote provisions and will resist any proposals that would dilute the voting power of shares held by the firm’s clients.

B.
Stock Option Plans and Employee Compensation. It is Thomas White’s approach to carefully study each proposal on a case by case basis to determine whether the proposal is used primarily as an anti-takeover device or subverts the incentive-based purpose of the plans. Thomas White must vote in opposition to any proposal that appears to be an anti-takeover device

C.
Mergers/Acquisitions. Thomas White’s stated policy objective would lead to the acceptance of any management proposal to merge with another company so long as the bid price is a notable premium over the trading price, and assuming no attractive bid from a third party is forthcoming.

D.	Classified Board. Thomas White will vote to oppose the institution of a classified board and will vote in favor of its repeal wherever they have already been installed.

E.
Director & Officer Liability and Indemnification. Although such provisions can serve to entrench management by making them immune from personal accountability, Thomas White generally will support these provisions. Given the current highly litigious environment it may be necessary to provide this kind of protection in order to attract good managers and directors. Thomas White may, however, vote against such measures if they are accompanied by a number of anti-takeover defenses and/or in those cases where Thomas White favors a potential acquirer in a challenge for corporate control.

F.
Fair Price Provisions. Thomas White feels that the shareholders themselves are the best judges of what is and what is not a “fair price” for their shares. Accordingly, Thomas White must vote against such provisions and support any proposition that would eliminate them.

G.
Other Proposals. Thomas White will judge each proposal on a case by case basis. In deciding how to vote the firm will refer to Thomas White’s general guidelines statement. When Thomas White invests in a company, it feels that the company is generally well managed. Thomas White defines this as working to achieve the best return for their stockholders.

CATEGORIES OF ISSUES - SHAREHOLDER PROPOSALS

A.
Confidential Voting. It is the opinion of Thomas White that the cost of installing confidential voting is small compared to the gains. As the goal of Thomas White is to pursue the economic interests of its clients, it is also firm policy to vote in support of confidential voting.

B.	Cumulative Voting. Thomas White’s policy is to generally vote in favor of cumulative voting provisions and to oppose their removal.

C.	Equal Access to the Proxy Statement. Thomas White supports equal access to the proxy material and vote against any proposal that would curtail this access.

D.
Anti-Greenmail. As the payment of greenmail has been found to have a negative effect on the market price of the company’s shares, it is Thomas White’s policy to reject this discriminatory payment to a single shareholder.

E.
Restore Preemptive Rights. It is the opinion of Thomas White that the restoration of preemptive rights may not be in the best interest of its clients. It is possible to preserve one’s proportionate ownership in a company without preemptive rights and the restoration of these rights may well have an adverse effect on the company’s fund raising ability.

F.
Repeal Classified Board. For reasons outline under Management Proposals above, Thomas White generally supports any proposal that would end a classified board scheme in any of the companies in which it holds stock.

G.	Amend Supermajority Rule. Thomas White feels that poison pill plans act to reduce share value and, therefore, any proposal that would weaken or reduce the poison pill generally will be supported.

H.
Opt Out of State Takeover Laws. Thomas White concludes that state takeover laws serve to entrench management and to inhibit the full market valuation of the adopting company’s shares. Thomas White must, therefore, vote to opt out this restriction whenever it appears.

I.	Minimum Stock Ownership. Thomas White’s general policy guidelines would lead to a review of each case by itself when making voting decisions regarding this issue.

J.
Social/Political Issues. Thomas White’s fiduciary responsibilities direct it to work to achieve maximization of portfolio values. The firm cannot use our proxy voting prerogative to affect the goals of private groups or individuals at the economic expense of its clients and would therefore typically vote against such proposals.

K.
Recommendation to Redeem Poison Pill (Shareholders Rights). Since poison pill plans usually have onerous effects on share value, Thomas White generally will vote to reject all existing forms of poison pill plans.

L.
Require Shareholder Approval of Any Targeted Share Placement. In so far as management’s unrestrained capacity to perform a targeted share placement serves to entrench management and inhibit the full valuation of the clients’ shares, Thomas White will vote for any carefully written proposals that would allow shareholders a vote on such a placement.

M.	Disclose Government Service Disclose Employee or Director Compensation. It is Thomas White’s policy to generally abstain from voting on or to reject such proposals.

SECURITIES LITIGATION

A.
Securities Litigation. The filing of Proof of Claims for class action lawsuits is not one of the services which Thomas White typically provides to clients. The firm will forward any materials received regarding class action lawsuits and bankruptcies to the client at their address of record.

Western Asset Management Company

Western Asset Management Company Limited

PROXY VOTING PROCEDURES

Background

An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.

Policy

As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

Los Angeles Capital

Los Angeles Capital’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interests of its clients. The process includes use of an independent voting agent who provides proxy analysis, internal research and use of independent research from consultants. The Firm has a voting policy but ultimately retains the right to cast each vote on a case-by-case basis. The process also takes into account any restrictions imposed by the fund. The firm’s Proxy Committee oversees the proxy process and is responsible for identifying any conflicts of interest.

Ranger

It is Ranger’s policy to review each proxy statement on an individual basis and to base its voting decision exclusively on its judgment of what will best serve the financial interests of the beneficial owners of the security, including the Small Cap Fund.

A number of recurring issues can be identified with respect to the governance of a company and actions proposed by that company’s board. Ranger follows internal proxy voting procedures (found in the Ranger compliance policies and procedures manual) that allow Ranger to vote on these issues in a uniform manner. Proxies are generally considered by the investment team members responsible for monitoring the security being voted. That person will cast his votes in accordance with the proxy voting policy and procedures. Any non-routine matters are referred to the portfolio manager.

In connection with any security which is the subject of a proxy vote, Ranger will determine whether any conflict of interest exists between Ranger or its affiliates, on the one hand, and the beneficial owners of the securities, on the other hand. If a conflict of interest is identified, Ranger will first seek to apply the general guidelines found in Ranger’s compliance manual without regard to the conflict. If the guidelines do not apply, or the conflict of interest is of a nature sufficient to prevent Ranger from exercising the voting rights in the best interests of its investors, Ranger will notify the beneficial owners of such conflict, describe how Ranger proposes to vote and the reasons therefore, and request the investor to provide written instructions if the investor desires the voting rights to be exercised in a different manner (which may include not voting the proxy). If an investor does not deliver contrary written instructions, Ranger will vote as indicated in its notice to investors.

Santa Barbara

Proxy Voting Policy

Generally, except to the extent a client instructs otherwise, Santa Barbara will vote on all matters for which a shareholder vote is solicited by issuers of securities beneficially held in client accounts. Santa Barbara generally votes in accordance with guidance provided by third party research. In certain instances, Santa Barbara may determine that it is in clients’ best interest to deviate from the guidelines or the proxy issue may require individual case-by-case consideration under the guidelines.

Santa Barbara may have a material conflict of interest when voting proxies if, for example, it manages assets for a publicly-traded company that is the subject of a proxy or if an employee’s spouse serves as a director or executive of such a company. Santa Barbara may have an incentive to vote proxies in order to retain the company as a client, rather than in the best interests of its clients. If a proposal raises a material conflict of interest between Santa Barbara and its client(s), Santa Barbara will vote the proxy in a pre-determined manner, seek client direction or obtain voting direction from an independent third party, as determined by the proxy voting guidelines for the applicable strategy. Although Santa Barbara has affiliates that provide investment advisory, broker-dealer, or other financial services, it does not generally receive non-public information about the business arrangements of such affiliates (except in limited circumstances such as with regard to major distribution partners of their investment products) or the directors, officers and employees of such affiliates. Therefore, Santa Barbara is unable to consider such information in its process of determining whether there are material conflicts of interest.

Santa Barbara may determine not to vote proxies in respect of securities of any issuer if it determines that it would be in the clients’ overall best interests not to vote under the circumstances, such as when the cost of voting exceeds the expected benefit. For example, to the extent that Santa Barbara receives proxies for securities that are transferred into a client’s portfolio that were not recommended or selected by Santa Barbara and are sold or expected to be sold promptly in an orderly manner (“legacy securities”), Santa Barbara may refrain from voting such proxies. In such circumstances, since legacy securities are expected to be sold promptly, voting proxies on such securities may not further Santa Barbara’s interest in maximizing the value of client investments. Santa Barbara may consider a client’s special request to vote a legacy security proxy, and if agreed would vote such proxy in accordance with the Guidelines. Santa Barbara may determine not to vote securities where the voting would require the transfer of the security to another custodian designated by the issuer. Such transfer is generally outside the scope of Santa Barbara’s authority and may result in significant operational limitations on Santa Barbara’s ability to conduct transactions relating to the security during the period of the transfer. From time to time situations may arise (operational or other) that may prevent Santa Barbara from voting proxies after reasonable attempts have been made.

TWIN

TWIN endeavors to vote proxies consistent with the best economic interests of its clients. TWIN maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about TWIN’s proxy policies and practices. TWIN’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

TWIN will at all times have a professional staff member appointed as its Proxy Officer. The Proxy Officer is responsible for the administration of TWIN’s proxy voting program.

TWIN has retained Glass Lewis to provide proxy-related services to TWIN, including research, analysis and voting recommendations as well as reporting, auditing and assistance for the handling of proxy voting responsibilities. TWIN generally follows the Glass Lewis recommendation. Glass Lewis forwards the vote record to Broadridge Financial Services to process. TWIN has the right to direct that proxies be voted in a manner different from that recommended by Glass Lewis. However, when in the best judgment of TWIN its interests conflict with the interests of client, TWIN will follow the recommendation of Glass Lewis.

WILSHIRE VARIABLE INSURANCE TRUST

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	(i)	Declaration of Trust and Certificate of Trust.(1)
	(ii)	Written Instrument Establishing and Designating Shares of the Target Maturity Funds.(5)
	(iii)	Written Instrument Changing the Names of the Target Maturity Funds.(12)
	(iv)	Written Instrument Increasing the Number of Trustees.(14)
	(v)	Written Instrument Decreasing the number of Trustees.(15)
	(vi)	Written Instrument Changing the Name of the Small Cap Growth Fund(16) .
(b)	By-Laws.(1)
(c)	Not applicable.
(d)	Investment Advisory Contracts.
	(i)	Investment Advisory Agreement with Wilshire Associates Incorporated for the Target Maturity Funds.(6)
	(ii)	Amended Investment Advisory Agreement with Wilshire Associates Incorporated dated March 1, 1999, as amended as of September 30, 2004.(8)
	(iii)	Amended Investment Advisory Agreement with Wilshire Associates Incorporated dated March 1, 1999, as amended as of September 30, 2004, as further amended as of August 4, 2006.(7)
	(iv)	Amended Investment Advisory Agreement with Wilshire Associates Incorporated dated December 22, 2008 (14)
	(v)	Amendment to Investment Advisory Agreement with Wilshire Associates Incorporated dated December 31, 2011.(15)
	(vi)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Western Asset Management Company dated March 24, 2000.(8)
	(vii)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Western Asset Management Company Limited dated August 25, 2000.(8)
	(viii)	Amendment to Sub-Advisory Agreement between Wilshire Associates Incorporated and Western Asset Management Company.(10)
	(ix)	Amendment to Sub-Advisory Agreement between Wilshire Associates and Western Asset Management Limited.(10)
	(x)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Thomas White International, Ltd. dated November 30, 2007.(8)
	(xi)	Sub-Advisory Agreement between Wilshire Associates Incorporated and ClearBridge Investments, LLC (f/k/a Clearbridge Advisors, LLC) dated March 9, 2009. (12)
	(xii)	Amendment to Sub-Advisory Agreement between Wilshire Associates and ClearBridge Investments, LLC (f/k/a Clearbridge Advisors, LLC) dated September 1, 2011.(15)
	(xiii)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Santa Barbara Asset Management, LLC dated February 25, 2013 (16)
	(xiv)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and TWIN Capital Management Inc. dated February 25, 2013 (16)
	(xv)	Sub-Advisory Agreement between Wilshire Associates Incorporated and Los Angeles Capital Management & Equity Research, Inc. dated September 1, 2011. (15)
	(xvi)	Sub-Advisory Agreement between Wilshire Associates Incorporated and Ranger Investment Management, L.P.dated September 1, 2011.(15)

	(xvii)	Sub-Advisory Agreement between Wilshire Associates Incorporated and WCM Investment Management dated August 23, 2013 (17)
(e)	Distribution Agreement with SEI Investments Distribution Co. dated May 30, 2008.(9)
(f)	Not applicable.
(g)	(i)	Custody Agreement between Wilshire Variable Insurance Trust and The Northern Trust Company dated June 10, 2011. (15)
(h)	(i)	Administration Agreement with SEI Investments Global Funds Services dated May 30, 2008.(9)
	(ii)	Participation Agreement with Horace Mann Life Insurance Company dated June 20, 2005.(13)
	(iii)	Participation Agreement with Great American Insurance Company for Target Maturity Funds.(10)
	(iv)	Fee Waiver Agreement for International Equity and Small Cap Fund dated May 1, 2014 is filed herein.
	(v)	Expense Limitation Agreement for Target Maturity Funds dated May 1, 2014 is filed herein.
	(vi)	Form of Participation Agreement with Jefferson National Life Insurance Company. (15)
(i)	Opinion and Consent of legal counsel is filed herein.
(j)	Consent of independent registered public accountant is filed herein.
(k)	Not applicable.
(l)	Investment Letter from initial investor to the Registrant.(1)
(m)	(i)	Distribution and Shareholder Services Plan dated September 30, 2004, as amended May 30, 2008.(13)
	(ii)	Distribution and Shareholder Services Plan for Target Maturity Funds dated May 1, 2006, as amended May 30, 2008 and February 20, 2008. (12)
(n)	Not applicable.
(o)	Reserved.
(p)	Codes of Ethics
	(i)	Amended Code of Ethics of Wilshire Associates Incorporated. (15)
	(ii)	Amended Code of Ethics of Western Asset Management Company and Western Asset Management Limited. (15)
	(iii)	Amended Code of Ethics of PanAgora Asset Management, Inc.(15)
	(iv)	Amended Code of Ethics of Thomas White International, Ltd.(17)
	(v)	Amended Code of Ethics of ClearBridge Investments, LLC.(15)
	(vi)	Amended Code of Ethics of Los Angeles Capital Management & Equity Research, Inc.(17)
	(vii)	Amended Code of Ethics of Ranger Investment Management, L.P,.(17)
	(viii)	Amended Code of Ethics of Santa Barbara Asset Management, LLC (16)
	(ix)	Code of Ethics of TWIN Capital Management Inc (16)
	(x)	Code of Ethics of WCM Investment Management. (17)
	(xi)	Amended Code of Ethics of ClearBridge Investments, LLC (17)
	(xii)	Amended Code of Ethics of Santa Barbara Asset Management, LLC (17)
(q)	(1)	Powers of Attorney for Margaret M. Cannella and Edward Gubman(16).
	(2)	Powers of Attorney for Roger A. Formisano and Suanne K. Luhn. (15)

(1)	Incorporated by reference to the initial Registration Statement filed on November 8, 1996.

(2)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed on Form N-1A on or about April 30, 2004.

(3)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 15 filed on or about September 30, 2004.

(4)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 filed on or about February 28, 2005.

(5)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed on or about February 14, 2006.

(6)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 20 filed on or about April 28, 2006.

(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed on or about April 16, 2007.

(8)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed on or about April 22, 2008.

(9)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 filed on or about October 16, 2008.

(10)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-14 filed on or about November 26, 2008.

(11)	Incorporated by reference to Registrant’s Post Effective Amendment No. 35 filed on or about February 27, 2009.

(12)	Incorporated by reference to Registrant’s Post Effective Amendment No. 38 filed on or about April 30, 2009.

(13)	Incorporated by reference to Registrant’s Post Effective Amendment No. 46 filed on or about April 30, 2010.

(14)	Incorporated by reference to Registrant’s Post Effective Amendment No. 47 filed on or about May 1, 2011.

(15)	Incorporated by reference to Registrant’s Post Effective Amendment No. 48 filed on or about May 1, 2012

(16)	Incorporated by reference to Registrant’s Post Effective Amendment No. 52 filed on or about May 1, 2013

(17)	Incorporated by reference to Registrant’s Post Effective Amendment No. 53 filed on or about February 28, 2014.

ITEM 29.	Persons Controlled By or Under Common Control with Registrant

Not applicable.

ITEM 30.	Indemnification

Article V of Registrant’s Declaration of Trust, provides for the indemnification of Registrant’s trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office (“Disabling Conduct”).

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of Investment Adviser

Wilshire Associates Incorporated (the “Adviser”) is the investment adviser to the Registrant.  The Adviser has entered into investment sub-advisory agreements with ClearBridge Investments, LLC, Los Angeles Capital Management & Equity Research, Inc.,  Ranger Investment Management, L.P., Santa Barbara Asset Management, LLC,Thomas White International, Ltd., TWIN Capital Management, Inc., WCM Investment Management, Western Asset Management Company, and Western Asset Management Limited.

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S
INVESTMENT ADVISER

WILSHIRE ASSOCIATES INCORPORATED (“WILSHIRE”)

Set forth below is information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years.  The principal business address of Wilshire is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401-1085.  Wilshire is registered under the Investment Advisers Act of 1940.  Information as to the directors and officers of Wilshire is as follows:

NAME AND POSITION WITH WILSHIRE	NAME OF COMPANY AND/OR PRINCIPAL BUSINESS OTHER THAN WILSHIRE	CAPACITY
Dennis Anthony Tito, Director and Chief Executive Officer	—	—
Howard Tamotsu Yata, Managing Director	—	—
Cecilia Infee Loo, Managing Director	—	—
Julia Kathleen Bonafede, Senior Managing Director	—	—
Jeffrey L. Ennis, Senior Managing Director	—	—
William G. Bensur, Jr. Senior Managing Director	—	—
Peter G. Matheos, Senior Managing Director	—	—
David L. Hall, Senior Managing Director	—	—
John Hindman, Chief Financial Officer	—	—
Kevin Nee President	—	—

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S
INVESTMENT SUBADVISER,

CLEARBRIDGE INVESTMENTS, LLC (“CLEARBRIDGE”)

Set forth below is information as to any business, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years.  The principal business address of ClearBridge is 620 8th Avenue, New York, NY 10018.  ClearBridge is registered under the Investment Advisers Act of 1940.  Information as to the directors and officers of ClearBridge is as follows:

NAME AND POSITION WITH CLEARBRIDGE	NAME OF COMPANY AND/OR PRINCIPAL BUSINESS OTHER THAN CLEARBRIDGE	CAPACITY
Terrence J. Murphy, Chief Executive Officer, President and Director	—	—
Harry D. Cohen, Co-Chief Investment Officer	—	—
Barbara Brooke Manning, General Counsel and Chief Compliance Officer	—	—
Scott Glasser, Co-Chief Investment Officer	—	—

Cynthia K. List, Chief Financial Officer	—	—
Peter Hamilton Nachtewy Director	Legg Mason, Inc	Chief Financial Officer & Senior Executive Vice President
Jeffrey Allen Nattans, Director	Legg Mason, Inc	Executive Vice President, Head of Merger & Acquisitions and Business Development

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S
INVESTMENT SUBADVISER,

LOS ANGELES CAPITAL MANAGEMENT & EQUITY RESEARCH, INC. (“LOS ANGELES CAPITAL”)

Set forth below is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years.  The principal business address of Los Angeles Capital Management & Equity Research, Inc. is 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025. Los Angeles Capital is registered under the Investment Advisers Act of 1940.  Information as to the directors and officers of Los Angeles Capital is as follows:

NAME AND POSITION WITH LOS ANGELES CAPITAL	NAME AND ADDRESS OF COMPANY AND/OR PRINCIPAL BUSINESS OTHER THAN LOS ANGELES CAPITAL	CAPACITY
Thomas Stevens, Chairman, Principal	Los Angeles Capital Global Funds PLC, and ISI Strategy Fund	Director (Los Angeles Capital Global Funds PLC) Vice President (ISI Strategy Fund)
Hal Reynolds, Chief Investment Officer, Principal	—	—
David Borger, Director of Research, Principal	—	—
Stuart Matsuda, Director of Trading, Principal	—	—
Daniel E. Allen, CFA Director of Global Equities, Principal	Los Angeles Capital Global Funds PLC	Director
Jennifer Reynolds, IACCP® Chief Compliance Officer and CFO, Principal	—	—

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S
INVESTMENT SUBADVISER,

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S
INVESTMENT SUBADVISER,

RANGER INVESTMENT MANAGEMENT, L.P. (“RANGER”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years.  The principal business address of Ranger is 2828 N. Harwood Street, Suite 1600, Dallas, TX 75201. Ranger is registered under the Investment Advisers Act of 1940.  Information as to the officers and directors of Ranger is as follows:

NAME AND POSITION WITH RANGER	NAME AND ADDRESS OF COMPANY AND/OR PRINCIPAL BUSINESS OTHER THAN RANGER	CAPACITY
W. Conrad Doenges, Principal, Portfolio Manager	Ranger Capital Group Holdings, L.P	Principal, Portfolio Manager
K. Scott Canon, Principal, President	Ranger Capital Group Holdings, L.P.	Principal, President
Jay Thompson, Principal, Chief Operating Officer/Chief Financial Officer	Ranger Capital Group Holdings, L.P.	Principal, Chief Operating Officer/ Chief Financial Officer
Nim Hacker, Principal, General Counsel	Ranger Capital Group Holdings, L.P.	Principal, General Counsel
Tom Burson, Chief Compliance Officer	Ranger Capital Group Holdings, L.P.	Chief Compliance Officer
Jason Elliot, Managing Member of Ranger Capital Group, LLC	Ranger Capital Group, LLC	Managing Member

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S
INVESTMENT SUBADVISER,

SANTA BARBARA ASSET MANAGEMENT, LLC (“SANTA BARBARA”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Santa Barbara is 2049 Century Park East, 17th Floor, Los Angeles, CA 90067. Santa Barbara is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Santa Barbara is as follows:

NAME AND POSITION WITH SANTA BARBARA	NAME OF COMPANY AND/OR PRINCIPAL BUSINESS OTHER THAN SANTA BARBARA	CAPACITY
Jim Boothe, Chief Investment Officer	—	—
Nancy M. Crouse, Co-Chief Investment Officer, Portfolio Manager	—	—
Steven Spencer, President and Chief Operating Officer	—	—
Carol Poundstone Olson, Vice President and Chief Compliance Officer	—	—

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S
INVESTMENT SUBADVISER,

THOMAS WHITE INTERNATIONAL, LTD. (“THOMAS WHITE”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Thomas White is 440 S. LaSalle Street, Suite 3900, Chicago, Illinois. Thomas White is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Thomas White is as follows:

NAME AND POSITION WITH THOMAS WHITE	NAME OF COMPANY AND/OR PRINCIPAL BUSINESS OTHER THAN THOMAS WHITE	CAPACITY
Thomas S. White, Jr., Chairman, Director, President and Treasurer	—	—
Douglas M. Jackman, CFA, Executive Vice President and Secretary	—	—
Wei Li, Ph.D., CFA, Executive Vice President	—	—
Stathy Manos White, Director and Executive Vice President	—	—
David M. Sullivan II, Senior Vice President	—	—
J. Ryan Conner, Vice President	—	—
Joseph K. White, Director	—	—

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S
INVESTMENT SUBADVISER,

TWIN CAPITAL MANAGEMENT, INC. (“TWIN”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317. TWIN is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of TWIN is as follows:

NAME AND POSITION WITH TWIN	NAME OF COMPANY AND/OR PRINCIPAL BUSINESS OTHER THAN TWIN	CAPACITY
Geoffrey Gerber, President and 100% Owner	Twin Capital Management LP D/B/A “Team Systems” Twin Management Corp. Inc. Twin Partners LLC	Control Person Control Person Control Person
Christopher Erfort, Senior Vice-President	—	—
James Hough, Senior Vice-President	—	—
James Drake, Chief Financial Officer and Chief Compliance Officer	—	—

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S INVESTMENT SUBADVISER

WCM INVESTMENT MANAGEMENT

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of WCM is 281 Brooks Street, Laguna Beach, California 92651.  WCM is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of WCM is as follows:

NAME AND POSITION WITH WCM	NAME OF COMPANY AND/OR PRINCIPAL BUSINESS OTHER THAN WCM	CAPACITY
Paul Black, President/Co-CEO
Kurt Winrich, Chairman/Co-CEO	—	—
Sloane Payne, Portfolio Manager Small Cap Value	—	—
Jim Owens, VP/Senior Portfolio Manager	—	—
Pete Hunkel, Portfolio Manager & Business Analyst
Mike Trigg, Portfolio Manager & Business Analyst
David Brewer, COO, CCO

BUSINESS AND OTHER CONNECTIONS OF OFFICERS AND DIRECTORS OF REGISTRANT’S
INVESTMENT SUBADVISER,

WESTERN ASSET MANAGEMENT COMPANY (“WESTERN ASSET”)

Set forth below is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years.  The principal business address of Western Asset is 385 E. Colorado Boulevard, Pasadena, California 91101.  Western Asset is registered under the Investment Advisers Act of 1940.  Information as to the directors and officers of Western Asset is as follows:

Western Asset Management Company

Name and Position with Adviser	Other Company	Position with Other Company
Jeffrey A. Nattans Director
Barrett Associates, Inc
Legg Mason Fund Asset Management, Inc
Legg Mason Investment Counsel & Trust Company, N.A.
LMOBC, INC.
Legg Mason Real Estate Capital, Inc
Legg Mason Real Estate Capital II, Inc
PERMAL Group Limited
Director

Clearbridge Investments, LLC;
Legg Mason Capital Management, LLC
Legg Mason Investment Counsel, LLC
Legg Mason Private Portfolio Group, LLC
PCM Holdings I, LLC
PCM Holdings II, LLC
Royce & Associates, LLC
Legg Mason Private Portfolio Group, LLC
Manager
F. Barry Bilson	Legg Mason, Inc Permal Group Limited Royce & Associates	Senior Vice President Director Manager
James William Hirschman	Western Asset Management	Director, Officer
Charles Anthony Ruys de Perez General Counsel and Secretary and Head of Legal and Compliance	Western Asset Management Company Limited Western Asset Management, Tokyo Singapore Western Asset Management Australia	Director
Bruce Daniel Alberts Chief Financial Officer	--	--
Brett Benjamin Canon Director of Risk Management and Operations	--	--
Daniel E. Giddings Assistant Secretary	--	--
James Joseph Flick Director of Global Client Service and Marketing	--	--
Gavin L. James Director of Portfolio Operations	--	--

Western Asset Management Company Limited

Name and Position with Adviser	Other Company	Position with Other Company
Michael B. Zelouf Director	London Operations Western Asset Management Company Limited	Director
Thomas Merchant Director	Legg Mason, Inc Legg Mason Political Action Committee	General Counsel Member
Charles Anthony Ruys De Perez General Counsel and Secretary and Head of Legal and Compliance	Western Asset Management Company Western Asset Management, Tokyo Singapore Western Asset Management Company, Australia	Director
Kate Blackledge Secretary, Officer	--	--

Item 32.	Principal Underwriters

(a)
SEI Investments Distribution Co. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  In addition to the Registrant, the Distributor acts as principal underwriter for the following investment companies:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 30, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
Krane Shares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
JP Morgan Exchange Traded Funds Trust	February 20, 2014

(b)
The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

The following is a list of the directors and executive officers of the Distributor.  Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Office with Registrants
William M. Doran	Director	--
Edward D. Loughlin	Director	--
Wayne M. Withrow	Director	--
Kevin P. Barr	President & Chief Executive Officer	--
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer,
	& Treasurer	--
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering
	Officer & Assistant Secretary	--
John C. Munch	General Counsel & Secretary	--
Mark J. Held	Senior Vice President	--
Lori L. White	Vice President & Assistant Secretary	--
John P. Coary	Vice President & Assistant Secretary	--
John J. Cronin	Vice President	--
Robert M. Silvestri	Vice President	--

(c) Not applicable

ITEM 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained (i) at the offices of the Registrant; (ii) at the offices of Registrant’s administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456; (iii) at the offices of Registrant’s principal underwriter, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456; (iv) at the offices of Registrant’s investment adviser or subadvisers, Wilshire Associates Incorporated, 1299 Ocean Avenue, Santa Monica, California 90401-1085; ClearBridge Investments, 620 8th Avenue, 47th Floor, New York, NY 10018; Los Angeles Capital Management & Equity Research, Inc., 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025; Ranger Investment Management, L.P., 2828 N. Harwood Street, Suite 1600, Dallas, TX 75201; Thomas White International, Ltd., 440 S. LaSalle Street, Suite 3900, Chicago, IL; Santa Barbara Asset Management, LLC, 2049 Century Park East, 17th Floor, Los Angeles, CA 90067; TWIN Capital Management, Inc 3244 Washington Rd. Ste 202, McMurray, PA 15317; WCM Investment Management, 281 Brooks Street, Laguna Beach, California 92561; Western Asset Management Company, 385 E. Colorado Boulevard, Pasadena, California 91101; Western Asset Management Limited, 155 Bishopsgate, London EC2M 3XG England; or (v) at the offices of Registrant’s custodian, The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60603.

ITEM 34.	Management Services

Not applicable.

ITEM 35.	Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 54 to the Reistration Statement under Rule 485(b) of the Securities Act and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the 29th day of April, 2014.
WILSHIRE VARIABLE INSURANCE TRUST

By:	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 to the registration statement has been signed below on April 29, 2014 by the following persons in the capacities indicated.

	Signature	Title	Date

	Margaret M. Cannella*	Trustee	April 29, 2014
Margaret M. Cannella

	Roger Formisano*	Trustee	April 29, 2014
Roger Formisano

	Edward Gubman*	Trustee	April 29, 2014
Edward Gubman

	Suanne K. Luhn*	Trustee	April 29, 2014
Suanne K. Luhn

	George J. Zock*	Trustee	April 29, 2014
George J. Zock

	/s/ Michael Wauters	Treasurer	April 29, 2014
Michael Wauters

	/s/ Jason A. Schwarz	President	April 29, 2014
Jason A. Schwarz

*By:	/s/ Michael Wauters		April 29, 2014
Michael Wauter
As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed or filed herewith.

EXHIBIT INDEX

Item	Exhibit
(h)(iv)	Fee Waiver Agreement for International Equity and Small Cap Funds dated May 1, 2014
(h)(v)	Expense Limitation Agreement for Target Maturity Funds dated May 1, 2014
(i)	Opinion and Consent of legal counsel
(j)	Consent of independent registered public accountant